                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6067

                       DIMENSIONAL INVESTMENT GROUP INC.
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices)(Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                      Dimensional Investment Group Inc.,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:     October 31

Date of reporting period:    July 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

                       DIMENSIONAL INVESTMENT GROUP INC.
                                   FORM N-Q
                                 JULY 31, 2012
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................  1

SCHEDULES OF INVESTMENTS
  U.S. Large Company Portfolio.............................................  2
  U.S. Large Cap Value Portfolio II........................................ 12
  U.S. Large Cap Value Portfolio III....................................... 12
  LWAS/DFA U.S. High Book to Market Portfolio.............................. 13
  DFA International Value Portfolio........................................ 13
  DFA International Value Portfolio II..................................... 14
  DFA International Value Portfolio III.................................... 14
  DFA International Value Portfolio IV..................................... 15
  Tax-Managed U.S. Marketwide Value Portfolio II........................... 15
  Emerging Markets Portfolio II............................................ 16
  LWAS/DFA Two-Year Fixed Income Portfolio................................. 17
  LWAS/DFA Two-Year Government Portfolio................................... 19
  Global Equity Portfolio.................................................. 20
  Global 60/40 Portfolio................................................... 21
  Global 25/75 Portfolio................................................... 23

NOTES TO SCHEDULES OF INVESTMENTS
  Organization............................................................. 24
  Security Valuation....................................................... 24
  Financial Instruments.................................................... 25
  Federal Tax Cost......................................................... 26
  Other.................................................................... 26
  Subsequent Event Evaluations............................................. 27

THE DFA INVESTMENT TRUST COMPANY

SCHEDULES OF INVESTMENTS
  The U.S. Large Cap Value Series.......................................... 29
  The DFA International Value Series....................................... 35
  The Emerging Markets Series.............................................. 47
  The Tax-Managed U.S. Marketwide Value Series............................. 66

NOTES TO SCHEDULES OF INVESTMENTS
  Organization............................................................. 90
  Security Valuation....................................................... 90
  Financial Instruments.................................................... 91
  Federal Tax Cost......................................................... 92
  Other.................................................................... 92
  Subsequent Event Evaluations............................................. 93

                       DIMENSIONAL INVESTMENT GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS
________________________

Investment Abbreviations

  ADR     American Depository Receipt
  FNMA    Federal National Mortgage Association
  GDR     Global Depositary Receipt
  LLC     Limited Liability Company
  NVDR    Non-Voting Depository Receipt
  P.L.C.  Public Limited Company

Investment Footnotes

  +       See Security Valuation Note within the Notes to Schedules of
          Investments.
  ++ Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
  *       Non-Income Producing Securities.
  #       Total or Partial Securities on Loan.
  @       Security purchased with cash proceeds from securities on loan.
  ^^      See Federal Tax Cost Note within the Notes to Schedules of
          Investments.
  o       Security is being fair valued at July 31, 2012.
  --      Amounts designated as -- are either zero or rounded to zero.
  (S)     Affiliated Fund.

                         U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES      VALUE+
                                                                          ------      ------
COMMON STOCKS -- (92.8%)
Consumer Discretionary -- (10.0%)
   #Abercrombie & Fitch Co. Class A...................................    26,373 $   891,407
   *Amazon.com, Inc...................................................   115,146  26,863,562
  #*Apollo Group, Inc. Class A........................................    32,237     876,846
   *AutoNation, Inc...................................................    13,270     523,236
  #*AutoZone, Inc.....................................................     8,513   3,194,333
   *Bed Bath & Beyond, Inc............................................    74,272   4,526,878
   #Best Buy Co., Inc.................................................    88,552   1,601,906
  #*Big Lots, Inc.....................................................    20,351     824,419
  #*BorgWarner, Inc...................................................    36,616   2,456,934
   #Cablevision Systems Corp. Class A.................................    68,422   1,049,593
  #*CarMax, Inc.......................................................    72,902   2,028,863
   #Carnival Corp.....................................................   144,773   4,818,045
    CBS Corp. Class B.................................................   207,065   6,928,395
  #*Chipotle Mexican Grill, Inc.......................................    10,128   2,960,718
    Coach, Inc........................................................    91,808   4,528,889
    Comcast Corp. Class A.............................................   861,363  28,037,366
   #D.R. Horton, Inc..................................................    89,506   1,577,991
    Darden Restaurants, Inc...........................................    41,101   2,103,549
   #DeVry, Inc........................................................    18,826     369,554
   *DIRECTV Class A...................................................   209,256  10,391,653
   *Discovery Communications, Inc. Class A............................    81,450   4,123,814
   *Dollar Tree, Inc..................................................    74,104   3,730,395
   #Expedia, Inc......................................................    28,826   1,642,794
    Family Dollar Stores, Inc.........................................    37,294   2,464,388
    Ford Motor Co..................................................... 1,219,240  11,265,778
  #*Fossil, Inc.......................................................    16,620   1,191,488
   #GameStop Corp. Class A............................................    41,626     666,849
    Gannett Co., Inc..................................................    75,062   1,059,125
    Gap, Inc. (The)...................................................   106,279   3,134,168
    Genuine Parts Co..................................................    49,809   3,189,270
  #*Goodyear Tire & Rubber Co. (The)..................................    78,178     895,138
    H&R Block, Inc....................................................    87,670   1,414,117
    Harley-Davidson, Inc..............................................    73,964   3,197,464
   *Harman International Industries, Inc..............................    22,517     908,561
   #Hasbro, Inc.......................................................    37,284   1,335,513
    Home Depot, Inc. (The)............................................   489,010  25,516,542
    International Game Technology.....................................    94,309   1,067,578
    Interpublic Group of Cos., Inc. (The).............................   141,542   1,397,020
   #J.C. Penney Co., Inc..............................................    46,788   1,053,198
    Johnson Controls, Inc.............................................   217,308   5,356,642
    Kohl's Corp.......................................................    76,606   3,808,850
   #Leggett & Platt, Inc..............................................    44,783   1,038,070
   #Lennar Corp. Class A..............................................    51,985   1,518,482
    Limited Brands, Inc...............................................    77,194   3,670,575
    Lowe's Cos., Inc..................................................   375,934   9,537,446
    Macy's, Inc.......................................................   131,991   4,730,557
   #Marriott International, Inc. Class A..............................    84,598   3,081,059
    Mattel, Inc.......................................................   108,807   3,826,742
    McDonald's Corp...................................................   324,666  29,012,154
    McGraw-Hill Cos., Inc. (The)......................................    89,357   4,196,205
  #*Netflix, Inc......................................................    17,736   1,008,292
    Newell Rubbermaid, Inc............................................    92,616   1,634,672
   #News Corp. Class A................................................   673,067  15,494,002
    NIKE, Inc. Class B................................................   117,150  10,935,952
   #Nordstrom, Inc....................................................    51,169   2,770,290
    Omnicom Group, Inc................................................    87,097   4,370,527
  #*O'Reilly Automotive, Inc..........................................    40,283   3,453,864
   *Priceline.com, Inc................................................    15,907  10,526,298

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Consumer Discretionary -- (Continued)
   *PulteGroup, Inc................................................... 107,858 $  1,218,795
    Ralph Lauren Corp.................................................  20,732    2,992,457
    Ross Stores, Inc..................................................  72,066    4,788,065
   #Scripps Networks Interactive, Inc. Class A........................  29,614    1,594,714
  #*Sears Holdings Corp...............................................  12,241      605,807
   #Staples, Inc...................................................... 220,175    2,805,030
   #Starbucks Corp.................................................... 242,323   10,972,385
    Starwood Hotels & Resorts Worldwide, Inc..........................  63,143    3,419,193
    Target Corp....................................................... 211,239   12,811,645
   #Tiffany & Co......................................................  40,489    2,224,061
    Time Warner Cable, Inc............................................  99,834    8,478,902
    Time Warner, Inc.................................................. 306,670   11,996,930
    TJX Cos., Inc. (The).............................................. 236,716   10,481,784
  #*TripAdvisor, Inc..................................................  30,441    1,138,798
  #*Urban Outfitters, Inc.............................................  35,622    1,088,252
    V.F. Corp.........................................................  27,652    4,128,444
    Viacom, Inc. Class B.............................................. 168,626    7,876,520
    Walt Disney Co. (The)............................................. 571,021   28,059,972
   #Washington Post Co. Class B (The).................................   1,533      518,920
    Whirlpool Corp....................................................  24,681    1,667,448
    Wyndham Worldwide Corp............................................  46,614    2,426,259
   #Wynn Resorts, Ltd.................................................  25,368    2,378,250
   #Yum! Brands, Inc.................................................. 147,137    9,540,363
                                                                               ------------
Total Consumer Discretionary..........................................          428,991,010
                                                                               ------------
Consumer Staples -- (10.6%)
    Altria Group, Inc................................................. 650,085   23,383,557
    Archer-Daniels-Midland Co......................................... 210,383    5,488,892
    Avon Products, Inc................................................ 137,950    2,136,846
   #Brown-Forman Corp. Class B........................................  31,758    2,971,278
   #Campbell Soup Co..................................................  56,534    1,871,841
    Clorox Co. (The)..................................................  41,553    3,021,319
    Coca-Cola Co. (The)............................................... 720,723   58,234,418
    Coca-Cola Enterprises, Inc........................................  95,854    2,810,439
    Colgate-Palmolive Co.............................................. 152,469   16,369,072
    ConAgra Foods, Inc................................................ 132,699    3,276,338
   *Constellation Brands, Inc. Class A................................  48,634    1,371,965
    Costco Wholesale Corp............................................. 138,124   13,284,766
    CVS Caremark Corp................................................. 409,410   18,525,803
  #*Dean Foods Co.....................................................  58,943      729,125
    Dr. Pepper Snapple Group, Inc.....................................  67,674    3,084,581
    Estee Lauder Cos., Inc. Class A (The).............................  72,030    3,772,931
    Fortune Brands, Inc...............................................  50,348    3,165,882
    General Mills, Inc................................................ 206,800    8,003,160
   #H.J. Heinz Co..................................................... 102,197    5,642,296
    Hershey Co. (The).................................................  48,587    3,485,631
   #Hormel Foods Corp.................................................  43,799    1,222,430
    J.M. Smucker Co. (The)............................................  36,218    2,781,542
    Kellogg Co........................................................  78,798    3,758,665
    Kimberly-Clark Corp............................................... 125,273   10,887,476
    Kraft Foods, Inc. Class A......................................... 566,428   22,492,856
    Kroger Co. (The).................................................. 179,217    3,973,241
    Lorillard, Inc....................................................  41,697    5,363,902
    McCormick & Co., Inc. Non-Voting..................................  42,361    2,578,938
   #Mead Johnson Nutrition Co.........................................  65,138    4,752,468
    Molson Coors Brewing Co. Class B..................................  50,213    2,125,014
   *Monster Beverage Corp.............................................  48,976    3,255,435
    PepsiCo, Inc...................................................... 499,650   36,339,544
    Philip Morris International, Inc.................................. 544,887   49,824,467
    Procter & Gamble Co. (The)........................................ 875,399   56,498,251
    Reynolds American, Inc............................................ 105,899    4,899,947

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Staples -- (Continued)
   #Safeway, Inc......................................................    76,802 $  1,194,271
   #Sysco Corp........................................................   187,138    5,499,986
    Tyson Foods, Inc. Class A.........................................    92,256    1,384,763
    Walgreen Co.......................................................   275,628   10,021,834
    Wal-Mart Stores, Inc..............................................   551,290   41,032,515
    Whole Foods Market, Inc...........................................    52,193    4,790,274
                                                                                 ------------
Total Consumer Staples................................................            455,307,959
                                                                                 ------------
Energy -- (10.4%)
  #*Alpha Natural Resources, Inc......................................    70,373      493,315
    Anadarko Petroleum Corp...........................................   159,600   11,082,624
    Apache Corp.......................................................   124,862   10,753,115
   #Baker Hughes, Inc.................................................   140,083    6,488,645
   #Cabot Oil & Gas Corp..............................................    67,036    2,828,249
   *Cameron International Corp........................................    78,684    3,955,445
   #Chesapeake Energy Corp............................................   211,603    3,982,368
    Chevron Corp......................................................   630,384   69,077,479
    ConocoPhillips....................................................   403,996   21,993,542
   #CONSOL Energy, Inc................................................    72,695    2,106,701
   *Denbury Resources, Inc............................................   124,799    1,886,961
    Devon Energy Corp.................................................   129,196    7,638,068
  #*Diamond Offshore Drilling, Inc....................................    22,208    1,452,847
   *Ensco P.L.C.......................................................    73,904    4,015,204
   *EOG Resources, Inc................................................    86,128    8,441,405
    EQT Corp..........................................................    47,785    2,695,074
    Exxon Mobil Corp.................................................. 1,493,925  129,747,386
   *FMC Technologies, Inc.............................................    76,389    3,446,672
    Halliburton Co....................................................   294,878    9,769,308
    Helmerich & Payne, Inc............................................    34,316    1,595,694
    Hess Corp.........................................................    97,131    4,580,698
  #*Kinder Morgan, Inc................................................   161,333    5,777,335
    Marathon Oil Corp.................................................   225,332    5,964,538
    Marathon Petroleum Corp...........................................   108,852    5,148,700
    Murphy Oil Corp...................................................    62,032    3,328,637
   *Nabors Industries, Ltd............................................    92,746    1,283,605
    National Oilwell Varco, Inc.......................................   136,165    9,844,730
   *Newfield Exploration Co...........................................    43,068    1,314,866
    Noble Corp........................................................    80,631    2,983,347
    Noble Energy, Inc.................................................    56,798    4,965,849
   *Occidental Petroleum Corp.........................................   259,116   22,550,865
   #Peabody Energy Corp...............................................    87,022    1,817,019
  #*Phillips 66.......................................................   199,759    7,510,938
    Pioneer Natural Resources Co......................................    39,303    3,483,425
    QEP Resources, Inc................................................    56,990    1,711,410
   #Range Resources Corp..............................................    51,814    3,243,556
  #*Rowan Cos. P.L.C..................................................    39,672    1,393,677
    Schlumberger, Ltd.................................................   426,039   30,359,539
  #*Southwestern Energy Co............................................   111,222    3,698,132
    Spectra Energy Corp...............................................   208,534    6,399,908
    Sunoco, Inc.......................................................    33,831    1,630,316
   *Tesoro Corp.......................................................    44,833    1,239,632
    Valero Energy Corp................................................   176,629    4,857,298
    Williams Cos., Inc. (The).........................................   199,881    6,354,217
  #*WPX Energy, Inc...................................................    63,485    1,012,586
                                                                                 ------------
Total Energy..........................................................            445,904,925
                                                                                 ------------
Financials -- (11.2%)
    ACE, Ltd..........................................................   108,204    7,952,994
    Aflac, Inc........................................................   149,396    6,540,557
    Allstate Corp. (The)..............................................   156,978    5,384,345
    American Express Co...............................................   319,890   18,460,852

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   *American International Group, Inc.................................   204,312 $ 6,388,836
    Ameriprise Financial, Inc.........................................    69,844   3,612,332
    Aon P.L.C.........................................................   104,284   5,130,773
    Assurant, Inc.....................................................    27,395     991,973
    Bank of America Corp.............................................. 3,442,901  25,270,893
    Bank of New York Mellon Corp. (The)...............................   381,044   8,108,616
   #BB&T Corp.........................................................   223,198   7,001,721
   *Berkshire Hathaway, Inc...........................................   561,823  47,665,063
    BlackRock, Inc....................................................    40,940   6,970,444
    Capital One Financial Corp........................................   185,406  10,473,585
   *CBRE Group, Inc. Class A..........................................   104,768   1,632,285
    Charles Schwab Corp. (The)........................................   345,697   4,366,153
    Chubb Corp. (The).................................................    86,243   6,269,004
    Cincinnati Financial Corp.........................................    51,859   1,962,345
    Citigroup, Inc....................................................   936,755  25,414,163
    CME Group, Inc....................................................   106,170   5,532,519
    Comerica, Inc.....................................................    62,832   1,898,155
    Discover Financial Services.......................................   169,424   6,092,487
  #*E*Trade Financial Corp............................................    81,230     619,785
   #Federated Investors, Inc. Class B.................................    29,621     595,678
    Fifth Third Bancorp...............................................   293,936   4,062,196
   #First Horizon National Corp.......................................    80,721     664,334
    Franklin Resources, Inc...........................................    45,372   5,215,511
   *Genworth Financial, Inc. Class A..................................   157,023     791,396
    Goldman Sachs Group, Inc. (The)...................................   157,143  15,855,729
    Hartford Financial Services Group, Inc............................   140,846   2,316,917
    Hudson City Bancorp, Inc..........................................   168,726   1,071,410
    Huntington Bancshares, Inc........................................   276,243   1,716,850
   *IntercontinentalExchange, Inc.....................................    23,241   3,049,684
    Invesco, Ltd......................................................   143,195   3,168,905
    JPMorgan Chase & Co............................................... 1,216,141  43,781,076
    KeyCorp...........................................................   304,505   2,429,950
   #Legg Mason, Inc...................................................    40,144     984,331
  #*Leucadia National Corp............................................    63,292   1,372,171
   #Lincoln National Corp.............................................    91,183   1,828,219
    Loews Corp........................................................    97,620   3,864,776
    M&T Bank Corp.....................................................    40,432   3,470,683
    Marsh & McLennan Cos., Inc........................................   174,309   5,788,802
    MetLife, Inc......................................................   339,293  10,440,046
   #Moody's Corp......................................................    63,172   2,560,361
    Morgan Stanley....................................................   486,527   6,645,959
    NASDAQ OMX Group, Inc. (The)......................................    39,110     887,797
    Northern Trust Corp...............................................    77,041   3,497,661
    NYSE Euronext.....................................................    81,147   2,067,626
    People's United Financial, Inc....................................   113,706   1,303,071
   #Plum Creek Timber Co., Inc........................................    51,593   2,094,160
    PNC Financial Services Group, Inc.................................   168,934   9,983,999
    Principal Financial Group, Inc....................................    95,887   2,453,748
   #Progressive Corp. (The)...........................................   194,784   3,845,036
    Prudential Financial, Inc.........................................   149,834   7,233,986
    Regions Financial Corp............................................   451,238   3,140,616
   #SLM Corp..........................................................   155,823   2,491,610
    State Street Corp.................................................   156,094   6,303,076
    SunTrust Banks, Inc...............................................   171,932   4,066,192
    T. Rowe Price Group, Inc..........................................    81,496   4,950,882
   #Torchmark Corp....................................................    31,454   1,564,836
    Travelers Cos., Inc. (The)........................................   124,288   7,786,643
    U.S. Bancorp......................................................   605,149  20,272,492
    Unum Group........................................................    91,322   1,725,073
    Wells Fargo & Co.................................................. 1,697,673  57,398,324
    XL Group P.L.C....................................................    99,583   2,056,389

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
    Zions Bancorporation..............................................    58,846 $  1,070,997
                                                                                 ------------
Total Financials......................................................            481,609,078
                                                                                 ------------
Health Care -- (11.1%)
    Abbott Laboratories...............................................   502,661   33,331,451
    Aetna, Inc........................................................   110,986    4,002,155
    Agilent Technologies, Inc.........................................   111,018    4,250,879
   *Alexion Pharmaceuticals, Inc......................................    61,368    6,434,435
    Allergan, Inc.....................................................    98,248    8,063,213
    AmerisourceBergen Corp............................................    80,124    3,180,923
    Amgen, Inc........................................................   248,459   20,522,713
    Bard (C.R.), Inc..................................................    26,813    2,607,832
    Baxter International, Inc.........................................   175,902   10,292,026
   #Becton Dickinson & Co.............................................    64,757    4,902,752
   *Biogen Idec, Inc..................................................    76,534   11,160,953
   *Boston Scientific Corp............................................   456,626    2,360,756
    Bristol-Myers Squibb Co...........................................   539,622   19,210,543
    Cardinal Health, Inc..............................................   110,563    4,764,160
   *CareFusion Corp...................................................    70,896    1,730,571
   *Celgene Corp......................................................   140,728    9,634,239
  #*Cerner Corp.......................................................    46,833    3,461,895
    Cigna Corp........................................................    92,111    3,710,231
    Coventry Health Care, Inc.........................................    45,639    1,521,148
    Covidien P.L.C....................................................   154,076    8,609,767
   *DaVita, Inc.......................................................    30,037    2,956,242
   #DENTSPLY International, Inc.......................................    45,285    1,645,657
   *Edwards Lifesciences Corp.........................................    36,611    3,705,033
    Eli Lilly & Co....................................................   326,238   14,364,259
   *Express Scripts Holding Co........................................   257,332   14,909,816
  #*Forest Laboratories, Inc..........................................    84,881    2,847,758
   *Gilead Sciences, Inc..............................................   241,946   13,144,926
  #*Hospira, Inc......................................................    52,757    1,833,306
    Humana, Inc.......................................................    52,131    3,211,270
  #*Intuitive Surgical, Inc...........................................    12,683    6,106,864
   *Johnson & Johnson.................................................   877,401   60,733,697
  #*Laboratory Corp. of America Holdings..............................    30,925    2,600,483
   *Life Technologies Corp............................................    57,051    2,503,398
    McKesson Corp.....................................................    75,203    6,823,168
    Medtronic, Inc....................................................   332,444   13,104,942
    Merck & Co., Inc..................................................   971,709   42,920,387
   *Mylan, Inc........................................................   136,942    3,153,774
    Patterson Cos., Inc...............................................    28,008      955,073
    PerkinElmer, Inc..................................................    36,383      929,586
   #Perrigo Co........................................................    29,845    3,402,927
    Pfizer, Inc....................................................... 2,392,284   57,510,507
   #Quest Diagnostics, Inc............................................    50,684    2,961,466
    St. Jude Medical, Inc.............................................   100,259    3,745,676
   #Stryker Corp......................................................   103,444    5,382,191
   *Tenet Healthcare Corp.............................................   132,203      610,778
    Thermo Fisher Scientific, Inc.....................................   117,344    6,532,540
    UnitedHealth Group, Inc...........................................   331,440   16,933,270
  #*Varian Medical Systems, Inc.......................................    35,622    1,944,249
  #*Waters Corp.......................................................    28,392    2,199,812
   *Watson Pharmaceuticals, Inc.......................................    40,704    3,167,992
    WellPoint, Inc....................................................   105,692    5,632,327
    Zimmer Holdings, Inc..............................................    56,271    3,316,050
                                                                                 ------------
Total Health Care.....................................................            475,542,066
                                                                                 ------------
Industrials -- (9.5%)
    3M Co.............................................................   221,675   20,223,411
   #Avery Dennison Corp...............................................    33,110    1,019,457

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
    Boeing Co. (The)..................................................   239,303 $ 17,686,885
    C.H. Robinson Worldwide, Inc......................................    51,951    2,745,610
   #Caterpillar, Inc..................................................   208,406   17,549,869
   #Cintas Corp.......................................................    35,246    1,396,799
    Cooper Industries P.L.C...........................................    50,819    3,652,870
    CSX Corp..........................................................   331,986    7,615,759
    Cummins, Inc......................................................    61,399    5,888,164
   #Danaher Corp......................................................   183,694    9,700,880
    Deere & Co........................................................   127,067    9,761,287
   #Dover Corp........................................................    58,667    3,195,592
   #Dun & Bradstreet Corp. (The)......................................    15,291    1,226,185
   #Eaton Corp........................................................   107,884    4,729,635
    Emerson Electric Co...............................................   234,369   11,195,807
   *Engility Holdings, Inc............................................        --            7
   #Equifax, Inc......................................................    38,459    1,801,420
    Expeditors International of Washington, Inc.......................    67,858    2,413,709
   #Fastenal Co.......................................................    94,348    4,068,286
    FedEx Corp........................................................   100,752    9,097,906
    Flowserve Corp....................................................    17,462    2,095,091
    Fluor Corp........................................................    54,029    2,678,758
    General Dynamics Corp.............................................   115,205    7,308,605
    General Electric Co............................................... 3,384,955   70,237,816
    Honeywell International, Inc......................................   248,930   14,450,387
    Illinois Tool Works, Inc..........................................   152,504    8,287,067
    Ingersoll-Rand P.L.C..............................................    95,435    4,047,398
   #Iron Mountain, Inc................................................    54,694    1,761,694
   *Jacobs Engineering Group, Inc.....................................    41,221    1,589,894
   #Joy Global, Inc...................................................    33,814    1,756,299
    L-3 Communications Holdings, Inc..................................    31,125    2,206,451
   #Lockheed Martin Corp..............................................    85,045    7,591,967
   #Masco Corp........................................................   114,085    1,372,443
    Norfolk Southern Corp.............................................   104,073    7,706,606
    Northrop Grumman Corp.............................................    80,349    5,319,104
   #PACCAR, Inc.......................................................   113,953    4,559,260
   #Pall Corp.........................................................    36,995    1,975,903
    Parker Hannifin Corp..............................................    48,257    3,876,002
   #Pitney Bowes, Inc.................................................    63,964      854,559
    Precision Castparts Corp..........................................    46,423    7,221,562
  #*Quanta Services, Inc..............................................    68,059    1,564,676
    Raytheon Co.......................................................   106,493    5,908,232
    Republic Services, Inc............................................   100,538    2,908,564
   #Robert Half International, Inc....................................    45,678    1,233,763
   #Rockwell Automation, Inc..........................................    45,597    3,071,414
   #Rockwell Collins, Inc.............................................    46,335    2,343,161
    Roper Industries, Inc.............................................    31,126    3,095,481
   #RR Donnelley & Sons Co............................................    57,590      697,991
    Ryder System, Inc.................................................    16,380      646,027
    Snap-on, Inc......................................................    18,563    1,258,200
    Southwest Airlines Co.............................................   245,257    2,253,912
    Stanley Black & Decker, Inc.......................................    54,596    3,651,926
  #*Stericycle, Inc...................................................    27,182    2,523,849
    Textron, Inc......................................................    89,543    2,332,595
    Tyco International, Ltd...........................................   147,873    8,124,143
    Union Pacific Corp................................................   152,140   18,653,885
    United Parcel Service, Inc. Class B...............................   306,536   23,177,187
    United Technologies Corp..........................................   291,157   21,673,727
   #W.W. Grainger, Inc................................................    19,494    3,992,956
   #Waste Management, Inc.............................................   147,812    5,084,733
    Xylem, Inc........................................................    59,241    1,420,599
                                                                                 ------------
Total Industrials.....................................................            407,483,425
                                                                                 ------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (18.3%)
    Accenture P.L.C. Class A..........................................   205,887 $ 12,414,986
   *Adobe Systems, Inc................................................   158,500    4,894,480
   *Advanced Micro Devices, Inc.......................................   188,214      764,149
   *Akamai Technologies, Inc..........................................    57,245    2,013,879
    Altera Corp.......................................................   103,073    3,653,938
   #Amphenol Corp. Class A............................................    51,759    3,047,570
    Analog Devices, Inc...............................................    95,312    3,724,793
   *Apple, Inc........................................................   298,730  182,452,335
   *Applied Materials, Inc............................................   409,477    4,459,205
   *Autodesk, Inc.....................................................    73,415    2,490,237
    Automatic Data Processing, Inc....................................   156,251    8,835,994
   *BMC Software, Inc.................................................    51,461    2,037,856
   *Broadcom Corp. Class A............................................   158,428    5,367,541
   #CA, Inc...........................................................   113,058    2,721,306
    Cisco Systems, Inc................................................ 1,711,397   27,296,782
   *Citrix Systems, Inc...............................................    59,483    4,323,224
   *Cognizant Technology Solutions Corp. Class A......................    97,277    5,522,415
   #Computer Sciences Corp............................................    49,583    1,220,733
    Corning, Inc......................................................   484,835    5,531,967
   *Dell, Inc.........................................................   474,952    5,642,430
   *eBay, Inc.........................................................   367,140   16,264,302
   *Electronic Arts, Inc..............................................   101,549    1,119,070
   *EMC Corp..........................................................   670,808   17,581,878
  #*F5 Networks, Inc..................................................    25,363    2,368,397
   #Fidelity National Information Services, Inc.......................    76,288    2,398,495
  #*First Solar, Inc..................................................    18,850      292,929
   *Fiserv, Inc.......................................................    43,603    3,057,878
    FLIR Systems, Inc.................................................    49,264    1,007,449
   *Google, Inc. Class A..............................................    81,242   51,423,749
    Harris Corp.......................................................    36,349    1,513,936
    Hewlett-Packard Co................................................   631,714   11,522,463
   #Intel Corp........................................................ 1,607,287   41,307,276
    International Business Machines Corp..............................   368,511   72,220,786
    Intuit, Inc.......................................................    93,820    5,443,436
    Jabil Circuit, Inc................................................    58,104    1,260,857
   *JDS Uniphase Corp.................................................    73,964      727,806
   *Juniper Networks, Inc.............................................   169,178    2,965,690
    KLA-Tencor Corp...................................................    53,457    2,721,496
  #*Lam Research Corp.................................................    64,359    2,214,593
   #Lexmark International, Inc. Class A...............................    22,725      397,460
    Linear Technology Corp............................................    73,545    2,371,826
   *LSI Corp..........................................................   181,752    1,254,089
   #MasterCard, Inc. Class A..........................................    33,915   14,806,272
   #Microchip Technology, Inc.........................................    61,845    2,064,386
  #*Micron Technology, Inc............................................   316,162    1,963,366
    Microsoft Corp.................................................... 2,388,653   70,393,604
   #Molex, Inc........................................................    43,947    1,103,949
    Motorola Solutions, Inc...........................................    93,306    4,510,412
  #*NetApp, Inc.......................................................   115,938    3,787,694
   *NVIDIA Corp.......................................................   197,693    2,676,763
    Oracle Corp....................................................... 1,239,755   37,440,601
   #Paychex, Inc......................................................   103,083    3,369,783
    QUALCOMM, Inc.....................................................   547,670   32,684,946
  #*Red Hat, Inc......................................................    61,613    3,306,154
    SAIC, Inc.........................................................    88,391    1,022,684
  #*Salesforce.com, Inc...............................................    44,087    5,482,659
  #*Sandisk Corp......................................................    77,844    3,201,724
   *Seagate Technology................................................   120,911    3,629,748
   *Symantec Corp.....................................................   230,261    3,626,611
    TE Connectivity, Ltd..............................................   136,600    4,509,166
   *Teradata Corp.....................................................    53,895    3,644,380

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Information Technology -- (Continued)
   *Teradyne, Inc.....................................................  59,637 $    877,260
    Texas Instruments, Inc............................................ 365,594    9,958,781
    Total System Services, Inc........................................  51,345    1,214,309
  #*VeriSign, Inc.....................................................  50,473    2,242,011
    Visa, Inc......................................................... 159,083   20,532,843
   *Western Digital Corp..............................................  74,765    2,973,404
    Western Union Co. (The)........................................... 195,823    3,413,195
    Xerox Corp........................................................ 430,574    2,983,878
   #Xilinx, Inc.......................................................  84,311    2,731,676
   *Yahoo!, Inc....................................................... 389,345    6,167,225
                                                                               ------------
Total Information Technology..........................................          786,171,165
                                                                               ------------
Materials -- (3.1%)
    Air Products & Chemicals, Inc.....................................  67,547    5,432,805
   #Airgas, Inc.......................................................  22,111    1,753,845
   #Alcoa, Inc........................................................ 340,786    2,886,457
    Allegheny Technologies, Inc.......................................  34,218    1,027,567
    Ball Corp.........................................................  50,057    2,080,369
    Bemis Co., Inc....................................................  32,935    1,012,751
    CF Industries Holdings, Inc.......................................  20,969    4,104,891
   #Cliffs Natural Resources, Inc.....................................  45,518    1,861,231
    Dow Chemical Co. (The)............................................ 381,896   10,990,967
    E.I. du Pont de Nemours & Co...................................... 299,362   14,878,291
    Eastman Chemical Co...............................................  48,779    2,550,166
    Ecolab, Inc.......................................................  93,346    6,109,496
   #FMC Corp..........................................................  43,811    2,396,462
    Freeport-McMoRan Copper & Gold, Inc. Class B...................... 303,220   10,209,417
   #International Flavors & Fragrances, Inc...........................  25,898    1,443,555
    International Paper Co............................................ 139,638    4,581,523
    MeadWestvaco Corp.................................................  55,061    1,563,732
    Monsanto Co....................................................... 170,420   14,591,360
    Mosaic Co. (The)..................................................  95,147    5,528,992
    Newmont Mining Corp............................................... 158,314    7,040,224
   #Nucor Corp........................................................ 101,290    3,970,568
  #*Owens-Illinois, Inc...............................................  52,690      972,130
    PPG Industries, Inc...............................................  48,652    5,325,448
    Praxair, Inc......................................................  95,424    9,901,194
    Sealed Air Corp...................................................  62,009    1,004,546
   #Sherwin-Williams Co. (The)........................................  27,385    3,679,175
   #Sigma-Aldrich Corp................................................  38,621    2,672,573
   #Titanium Metals Corp..............................................  26,303      306,693
   #United States Steel Corp..........................................  46,006      950,024
    Vulcan Materials Co...............................................  41,337    1,601,395
                                                                               ------------
Total Materials.......................................................          132,427,847
                                                                               ------------
Real Estate Investment Trusts -- (2.0%)
    American Tower Corp............................................... 126,060    9,115,399
    Apartment Investment & Management Co. Class A.....................  45,158    1,238,684
   #AvalonBay Communities, Inc........................................  30,462    4,480,656
    Boston Properties, Inc............................................  47,862    5,307,896
    Equity Residential................................................  96,042    6,080,419
    HCP, Inc.......................................................... 134,021    6,327,131
    Health Care REIT, Inc.............................................  68,309    4,250,869
    Host Hotels & Resorts, Inc........................................ 229,510    3,369,207
    Kimco Realty Corp................................................. 130,004    2,533,778
    Prologis, Inc..................................................... 147,086    4,755,290
   #Public Storage....................................................  45,473    6,773,203
    Simon Property Group, Inc.........................................  96,832   15,540,568
    Ventas, Inc.......................................................  92,338    6,209,730
    Vornado Realty Trust..............................................  59,308    4,952,218

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                             SHARES         VALUE+
                                                                             ------         ------
Real Estate Investment Trusts -- (Continued)
   #Weyerhaeuser Co.....................................................    171,703 $    4,009,265
                                                                                    --------------
Total Real Estate Investment Trusts.....................................                84,944,313
                                                                                    --------------
Telecommunication Services -- (3.1%)
    AT&T, Inc...........................................................  1,873,091     71,027,611
   #CenturyLink, Inc....................................................    198,471      8,244,485
   *Crown Castle International Corp.....................................     82,376      5,097,427
   #Frontier Communications Corp........................................    318,980      1,250,402
   *MetroPCS Communications, Inc........................................     93,983        823,291
   *Sprint Nextel Corp..................................................    958,061      4,177,146
    Verizon Communications, Inc.........................................    907,643     40,971,005
   #Windstream Corp.....................................................    187,967      1,872,151
                                                                                    --------------
Total Telecommunication Services........................................               133,463,518
                                                                                    --------------
Utilities -- (3.5%)
   *AES Corp. (The).....................................................    205,963      2,483,914
    AGL Resources, Inc..................................................     37,477      1,517,819
   #Ameren Corp.........................................................     77,516      2,651,822
    American Electric Power Co., Inc....................................    154,729      6,535,753
    CenterPoint Energy, Inc.............................................    136,512      2,874,943
   #CMS Energy Corp.....................................................     83,160      2,050,726
    Consolidated Edison, Inc............................................     93,575      6,035,588
    Dominion Resources, Inc.............................................    182,580      9,915,920
    DTE Energy Co.......................................................     54,346      3,335,214
   *Duke Energy Corp....................................................    224,853     15,240,536
    Edison International, Inc...........................................    104,089      4,806,830
    Entergy Corp........................................................     56,598      4,112,977
    Exelon Corp.........................................................    272,325     10,653,354
   #FirstEnergy Corp....................................................    133,610      6,709,894
   #Integrys Energy Group, Inc..........................................     24,892      1,506,962
   #NextEra Energy, Inc.................................................    133,246      9,447,141
    NiSource, Inc.......................................................     90,760      2,322,548
    Northeast Utilities, Inc............................................    100,189      3,995,537
  #*NRG Energy, Inc.....................................................     72,750      1,441,905
    ONEOK, Inc..........................................................     66,403      2,955,598
   #Pepco Holdings, Inc.................................................     72,930      1,455,683
    PG&E Corp...........................................................    134,921      6,227,953
    Pinnacle West Capital Corp..........................................     34,975      1,872,562
   #PPL Corp............................................................    185,303      5,355,257
    Public Service Enterprise Group, Inc................................    161,621      5,372,282
   #SCANA Corp..........................................................     37,188      1,828,534
    Sempra Energy.......................................................     76,645      5,396,574
   #Southern Co. (The)..................................................    277,526     13,362,877
    TECO Energy, Inc....................................................     68,943      1,254,073
    Wisconsin Energy Corp...............................................     73,624      2,999,442
    Xcel Energy, Inc....................................................    155,566      4,558,084
                                                                                    --------------
Total Utilities.........................................................               150,278,302
                                                                                    --------------
TOTAL COMMON STOCKS.....................................................             3,982,123,608
                                                                                    --------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares. 45,338,175     45,338,175
                                                                                    --------------

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                   SHARES/
                                                                    FACE
                                                                   AMOUNT
                                                                    (000)          VALUE+
                                                                   -------         ------
SECURITIES LENDING COLLATERAL -- (6.1%)
(S)@DFA Short Term Investment Fund..........................   260,926,939 $  260,926,939
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%,
     08/01/12 (Collateralized by $654,265 FNMA, rates
     ranging from 3.000% to 7.500%, maturities ranging from
     10/01/14 to 01/03/50 , valued at $656,229) to be
     repurchased at $635,208................................          $635        635,205
                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL.........................                  261,562,144
                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,777,922,204)^^...................................               $4,289,023,927
                                                                           ==============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Valuation Note):

                                            INVESTMENT IN SECURITIES (MARKET VALUE)
                                       --------------------------------------------------
                                          LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                       -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary.............. $  428,991,010           --   --    $  428,991,010
  Consumer Staples....................    455,307,959           --   --       455,307,959
  Energy..............................    445,904,925           --   --       445,904,925
  Financials..........................    481,609,078           --   --       481,609,078
  Health Care.........................    475,542,066           --   --       475,542,066
  Industrials.........................    407,483,425           --   --       407,483,425
  Information Technology..............    786,171,165           --   --       786,171,165
  Materials...........................    132,427,847           --   --       132,427,847
  Real Estate Investment Trusts.......     84,944,313           --   --        84,944,313
  Telecommunication Services..........    133,463,518           --   --       133,463,518
  Utilities...........................    150,278,302           --   --       150,278,302
Temporary Cash Investments............     45,338,175           --   --        45,338,175
Securities Lending Collateral.........             -- $261,562,144   --       261,562,144
Future Contracts**....................      2,841,212           --   --         2,841,212
                                       -------------- ------------   --    --------------
TOTAL................................. $4,030,302,995 $261,562,144   --    $4,291,865,139
                                       ============== ============   ==    ==============

  ** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           SCHEDULES OF INVESTMENTS

                                 JULY 31, 2012

                                  (UNAUDITED)

                       U.S. LARGE CAP VALUE PORTFOLIO II

                                                                      VALUE+
                                                                      ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company........................................ $109,233,029
                                                                   ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $82,037,685)^^........................................... $109,233,029
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      U.S. LARGE CAP VALUE PORTFOLIO III

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company...................................... $1,967,032,274
                                                                 --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $1,540,510,751)^^...................................... $1,967,032,274
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED          LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                                                      VALUE+
                                                                      ------

AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company......................................... $60,086,875
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $43,109,919)^^............................................ $60,086,875
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       DFA INTERNATIONAL VALUE PORTFOLIO

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $5,186,932,694
                                                                 --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $5,379,101,989)^^...................................... $5,186,932,694
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED             DFA INTERNATIONAL VALUE PORTFOLIO II

                                                                      VALUE+
                                                                      ------

AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company......................................... $90,841,380
                                                                    -----------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $92,839,022)^^............................................ $90,841,380
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     DFA INTERNATIONAL VALUE PORTFOLIO III

                                                                     VALUE+
                                                                     ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................... $1,191,469,850
                                                                 --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $1,224,632,531)^^...................................... $1,191,469,850
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED             DFA INTERNATIONAL VALUE PORTFOLIO IV

                                                                      VALUE+
                                                                      ------

AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company........................................ $280,405,849
                                                                   ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $287,153,444)^^.......................................... $280,405,849
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

                TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

                                                                      VALUE+
                                                                      ------

AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The
  DFA Investment Trust Company.................................... $896,982,839
                                                                   ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $746,076,359)^^.......................................... $896,982,839
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

DIMENSIONAL INVESTMENT GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED                EMERGING MARKETS PORTFOLIO II

                                                                      VALUE+
                                                                      ------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of The DFA Investment
  Trust Company................................................... $117,186,327
                                                                   ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
   (Cost $47,652,142)^^........................................... $117,186,327
                                                                   ============

Summary of the Portfolio's Master Fund's investments as of July 31, 2012, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                   LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------    ------
                                                           (000)
AGENCY OBLIGATIONS -- (51.4%)
Federal Home Loan Bank
  3.125%, 12/13/13........................................ $ 2,200 $ 2,285,635
  2.375%, 03/14/14........................................  15,300  15,815,136
  2.500%, 06/13/14........................................   2,300   2,393,702
Federal Home Loan Mortgage Corporation
  0.625%, 12/23/13........................................   2,300   2,310,339
  1.375%, 02/25/14........................................   1,200   1,220,634
  0.375%, 02/27/14........................................   5,000   5,006,960
Federal National Mortgage Association
  0.750%, 12/18/13........................................  12,200  12,287,291
  2.750%, 03/13/14........................................   1,000   1,039,863
  4.125%, 04/15/14........................................   1,700   1,811,064
  1.125%, 06/27/14........................................   1,200   1,219,387
                                                                   -----------
TOTAL AGENCY OBLIGATIONS..................................          45,390,011
                                                                   -----------
BONDS -- (48.3%)
Bank of Nova Scotia
  2.250%, 01/22/13........................................   2,000   2,017,958
Berkshire Hathaway Finance Corp.
  5.000%, 08/15/13........................................   1,000   1,046,515
BNP Paribas SA
  2.125%, 12/21/12........................................   2,100   2,111,252
Council of Europe Development Bank
  4.500%, 06/30/14........................................   1,000   1,073,240
European Investment Bank
  1.250%, 02/14/14........................................   2,300   2,326,749
General Electric Capital Corp.
  5.500%, 06/04/14........................................   2,000   2,166,406
Japan Bank for International Cooperation
  2.125%, 11/05/12........................................   1,600   1,607,859
JPMorgan Chase & Co.
  2.050%, 01/24/14........................................   1,000   1,015,645
JPMorgan Chase & Co. Floating Rate Note
(r) 1.218%, 05/02/14......................................     700     702,786
Kreditanstalt fur Wiederaufbau
  1.500%, 04/04/14........................................   1,800   1,834,481
Landwirtschaftliche Rentenbank
  3.250%, 03/15/13........................................   1,000   1,018,300
Manitoba, Province of Canada
  1.375%, 04/28/14........................................   1,000   1,018,617
National Australia Bank, Ltd. Floating Rate Note
(r) 1.617%, 02/14/14......................................   2,000   2,016,710
Nederlandse Waterschapsbank NV
  1.375%, 05/16/14........................................   1,800   1,815,552
Nordea Bank Finland P.L.C. Floating Rate Note
(r) 0.901%, 04/05/13......................................   2,000   2,000,012
Oesterreichische Kontrollbank AG
  1.375%, 01/21/14........................................     500     505,455
Ontario Electricity Financial Corp.
  7.450%, 03/31/13........................................   2,000   2,091,148
Ontario, Province of Canada
  1.375%, 01/27/14........................................   1,000   1,014,269
  4.100%, 06/16/14........................................     800     853,736
Rabobank Nederland NV
  1.850%, 01/10/14........................................   2,000   2,023,630
Rabobank Nederland NV Floating Rate Note
(r) 0.835%, 01/17/14......................................     500     500,421
Royal Bank of Canada
  2.100%, 07/29/13........................................     500     508,406
  1.125%, 01/15/14........................................   1,500   1,514,639
Sanofi-Aventis SA
  1.625%, 03/28/14........................................   2,000   2,038,682
Svenska Handelsbanken Floating Rate Note
(r) 0.967%, 08/30/13......................................   2,000   2,004,102
Total Capital Canada, Ltd.
  1.625%, 01/28/14........................................   2,000   2,032,800
Toyota Motor Credit Corp.
  1.900%, 12/05/12........................................     500     502,768
  1.375%, 08/12/13........................................   1,600   1,616,694
U.S. Bancorp
  2.000%, 06/14/13........................................     800     812,042
Wells Fargo & Co.
  4.375%, 01/31/13........................................     900     917,586
                                                                   -----------
TOTAL BONDS...............................................          42,708,460
                                                                   -----------

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
CONTINUED

                                                             SHARES      VALUE+
                                                             ------      ------
TEMPORARY CASH INVESTMENTS -- (0.3%)
  BlackRock Liquidity Funds TempCash Portfolio -
   Institutional Shares.................................... 227,289 $   227,289
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $88,084,430)^^.....................................         $88,325,760
                                                                    ===========

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Agency Obligations....................       -- $45,390,011   --    $45,390,011
Bonds.................................       --  42,708,460   --     42,708,460
Temporary Cash Investments............ $227,289          --   --        227,289
                                       -------- -----------   --    -----------
TOTAL................................. $227,289 $88,098,471   --    $88,325,760
                                       ======== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                    LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------     ------
                                                           (000)
AGENCY OBLIGATIONS -- (99.6%)
Federal Home Loan Bank
  3.625%, 10/18/13....................................... $ 30,800 $ 32,048,601
  0.375%, 11/27/13.......................................   33,000   33,047,421
  4.875%, 11/27/13.......................................    2,400    2,546,227
  3.125%, 12/13/13.......................................   18,210   18,918,824
  0.875%, 12/27/13.......................................   29,500   29,749,129
  2.375%, 03/14/14.......................................   18,000   18,606,042
  1.375%, 05/28/14.......................................    7,000    7,146,411
  2.500%, 06/13/14.......................................    6,600    6,868,884
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................           148,931,539
                                                                   ------------

                                                           SHARES
                                                           ------
TEMPORARY CASH INVESTMENTS -- (0.4%)
  BlackRock Liquidity Funds FedFund Portfolio............  671,769      671,769
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $149,273,209)^^..................................          $149,603,308
                                                                   ============

Summary of the Portfolio's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                     LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                     -------- ------------ ------- ------------
Agency Obligations..................       -- $148,931,539   --    $148,931,539
Temporary Cash Investments.......... $671,769           --   --         671,769
                                     -------- ------------   --    ------------
TOTAL............................... $671,769 $148,931,539   --    $149,603,308
                                     ======== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                         SHARES       VALUE+
                                                                         ------       ------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 81,509,232 $  931,650,522
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................ 61,382,020    574,535,707
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 26,611,796    310,027,423
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.....................................  9,572,209    172,586,928
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................  1,128,983     30,335,773
Investment in The Canadian Small Company Series The DFA Investment
  Trust Company.......................................................                       931
                                                                                  --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $1,775,794,342)..............................................             2,019,137,284
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.0%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $825).........................................................        825            825
                                                                                  --------------
  TOTAL INVESTMENTS - (100.0%) (Cost $1,775,795,167)^^................            $2,019,138,109
                                                                                  ==============

Summary of the Global Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                                   ---------------------------------------------
                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                   ---------------------------------------------
                                                      LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                                   -------------- ------- ------- --------------
Affiliated Investment Companies................... $2,019,137,284   --      --    $2,019,137,284
Temporary Cash Investments........................            825   --      --               825
                                                   --------------   --      --    --------------
TOTAL............................................. $2,019,138,109   --      --    $2,019,138,109
                                                   ==============   ==      ==    ==============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL 60/40 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                         SHARES       VALUE+
                                                                         ------       ------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 31,863,814 $  364,203,394
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................ 24,054,214    225,147,443
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of
  DFA Investment Dimensions Group Inc................................. 19,160,583    196,970,793
Investment in DFA Short-Term Extended Quality Portfolio of DFA
  Investment Dimensions Group Inc..................................... 11,965,218    131,019,137
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................ 10,284,441    119,813,738
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.....................................  3,783,561     68,217,605
Investment in DFA Inflation-Protected Securities Portfolio of DFA
  Investment Dimensions Group Inc.....................................  2,604,701     33,392,267
Investment in DFA Intermediate-Term Extended Quality Portfolio of DFA
  Investment Dimensions Group Inc.....................................  6,096,230     66,875,643
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc.....................................  5,895,604     66,502,413
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................    444,294     11,938,180
Investment in World ex U.S. Government Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc.....................................  3,207,687     33,937,328
                                                                                  --------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $1,226,038,930)..............................................             1,318,017,941
                                                                                  --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $516,430).....................................................    516,430        516,430
                                                                                  --------------
  TOTAL INVESTMENTS - (100.0%) (Cost $1,226,555,360)^^................            $1,318,534,371
                                                                                  ==============

SCHEDULE OF INVESTMENTS
CONTINUED

Summary of the Global Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,318,017,941   --      --    $1,318,017,941
Temporary Cash Investments.......        516,430   --      --           516,430
                                  --------------   --      --    --------------
TOTAL............................ $1,318,534,371   --      --    $1,318,534,371
                                  ==============   ==      ==    ==============

              See accompanying Notes to Schedules of Investments.

                            GLOBAL 25/75 PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                         SHARES      VALUE+
                                                                         ------      ------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc..................................... 11,617,402 $117,684,282
Investment in DFA Short-Term Extended Quality Portfolio of DFA
  Investment Dimensions Group Inc..................................... 10,776,728  118,005,172
Investment in DFA Inflation-Protected Securities Portfolio of DFA
  Investment Dimensions Group Inc.....................................  3,369,643   43,198,823
Investment in U.S. Core Equity 2 Portfolio of DFA Investment
  Dimensions Group Inc................................................  3,999,175   45,710,570
Investment in International Core Equity Portfolio of DFA Investment
  Dimensions Group Inc................................................  3,044,462   28,496,164
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc................................................  1,305,433   15,208,294
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc.....................................    468,885    8,453,997
Investment in DFA Real Estate Securities Portfolio of DFA Investment
  Dimensions Group Inc................................................     59,167    1,589,817
Investment in World ex U.S. Government Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc.....................................  1,483,497   15,695,398
                                                                                  ------------
  TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
   (Cost $367,732,072)................................................             394,042,517
                                                                                  ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (Cost $162,645).....................................................    162,645      162,645
                                                                                  ------------
  TOTAL INVESTMENTS - (100.0%) (Cost $367,894,717)^^..................            $394,205,162
                                                                                  ============

Summary of the Global Fund's investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                 VALUATION INPUTS
                                                     -----------------------------------------
                                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                                     -----------------------------------------
                                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                                     ------------ ------- ------- ------------
Affiliated Investment Companies..................... $394,042,517   --      --    $394,042,517
Temporary Cash Investments..........................      162,645   --      --         162,645
                                                     ------------   --      --    ------------
TOTAL............................................... $394,205,162   --      --    $394,205,162
                                                     ============   ==      ==    ============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2012, the Fund consisted of fifteen portfolios (the "Portfolios"), of which three are "Stand-alone Funds". Nine are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".

SECURITY VALUATION

   The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Each Feeder Fund primarily invests in a corresponding Series. Their investment reflects a proportionate interest in the net assets of their corresponding Series. These valuations are classified as Level 1 in the hierarchy.

   Master Fund shares held by Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds' investment in partnerships reflect their proportionate interest in the net assets of their corresponding partnerships. These securities are generally categorized as Level 1 in the hierarchy.

   Debt securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   A summary of the inputs used to value the Portfolios' investments by each major security type and/or industry is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 for the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2012, U.S Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands)

                                                                                        APPROXIMATE
                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ------------------------ ---------- --------- -------- ----------- -----------
U.S. Large Company
  Portfolio......... S&P 500 E-Mini Index(R)  9/21/2012     105    $ 7,217    $   97      $2,380
                     S&P 500 Index(R)         9/21/2012     102     35,052     2,740          --

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio.................................... $3,101,995,071
U.S. Large Cap Value Portfolio II...............................     82,037,685
U.S. Large Cap Value Portfolio III..............................  1,540,510,751
LWAS/DFA U.S. High Book to Market Portfolio.....................     43,109,919
DFA International Value Portfolio...............................  5,379,101,989
DFA International Value Portfolio II............................     92,839,022
DFA International Value Portfolio III...........................  1,224,632,531
DFA International Value Portfolio IV............................    287,153,444
Tax-Managed U.S. Marketwide Value Portfolio II..................    746,076,359
Emerging Markets Portfolio II...................................     47,652,142
LWAS/DFA Two-Year Fixed Income Portfolio........................     88,084,430
LWAS/DFA Two-Year Government Portfolio..........................    149,273,210
Global Equity Portfolio.........................................  1,889,945,212
Global 60/40 Portfolio..........................................  1,237,158,992
Global 25/75 Portfolio..........................................    371,572,215

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                       THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                           SHARES         VALUE+
                                                                           ------         ------
COMMON STOCKS -- (93.8%)
Consumer Discretionary -- (15.6%)
   #Best Buy Co., Inc.................................................    238,090 $    4,307,048
   #Carnival Corp.....................................................  2,385,423     79,386,877
   #CBS Corp. Class A.................................................      7,236        243,853
    CBS Corp. Class B.................................................  2,426,130     81,178,310
   *Clear Channel Outdoor Holdings, Inc. Class A......................    133,188        673,931
    Comcast Corp. Class A............................................. 10,008,890    325,789,370
    Comcast Corp. Special Class A.....................................  3,843,964    122,737,771
   #D.R. Horton, Inc..................................................  1,448,033     25,528,822
    Dillard's, Inc. Class A...........................................    105,055      6,852,738
    Foot Locker, Inc..................................................    531,795     17,559,871
   #GameStop Corp. Class A............................................    610,703      9,783,462
   #Gannett Co., Inc..................................................    277,280      3,912,421
  #*General Motors Co.................................................  1,085,977     21,404,607
   *Harman International Industries, Inc..............................      1,861         75,091
  #*Hyatt Hotels Corp. Class A........................................     19,122        679,787
   #J.C. Penney Co., Inc..............................................  1,078,085     24,267,693
   #Lennar Corp. Class A..............................................    802,616     23,444,413
    Lennar Corp. Class B Voting.......................................      4,809        109,164
   *Liberty Interactive Corp. Class A.................................  2,989,665     55,996,425
   *Madison Square Garden Co. Class A (The)...........................      1,300         47,125
  #*MGM Resorts International.........................................  2,598,118     24,734,083
  #*Mohawk Industries, Inc............................................    389,317     25,862,328
   #News Corp. Class A................................................  8,332,375    191,811,273
   #News Corp. Class B................................................  3,247,295     75,304,771
  #*Orchard Supply Hardware Stores Corp. Class A......................     21,507        360,457
  #*Penn National Gaming, Inc.........................................    286,620     11,155,250
  #*PulteGroup, Inc...................................................     20,241        228,723
    PVH Corp..........................................................      9,028        717,094
   #Royal Caribbean Cruises, Ltd......................................  1,043,290     26,061,384
  #*Sears Holdings Corp...............................................    595,638     29,478,125
   #Service Corp. International.......................................    216,883      2,786,947
    Signet Jewelers, Ltd. ADR.........................................      3,656        160,572
   #Staples, Inc......................................................    696,416      8,872,340
    Time Warner Cable, Inc............................................  1,921,256    163,172,272
   #Time Warner, Inc..................................................  4,890,859    191,330,404
   *Toll Brothers, Inc................................................    912,316     26,612,258
   *TRW Automotive Holdings Corp......................................     12,039        473,133
   #Washington Post Co. Class B (The).................................     36,180     12,246,930
    Whirlpool Corp....................................................    213,025     14,391,969
   #Wyndham Worldwide Corp............................................    837,843     43,609,728
                                                                                  --------------
Total Consumer Discretionary..........................................             1,653,348,820
                                                                                  --------------
Consumer Staples -- (8.1%)
    Archer-Daniels-Midland Co.........................................  3,155,848     82,336,074
    Bunge, Ltd........................................................    534,748     35,170,376
   *Constellation Brands, Inc. Class A................................    933,566     26,335,897
   *Constellation Brands, Inc. Class B................................        153          4,348
    CVS Caremark Corp.................................................  5,892,805    266,649,426
    Fortune Brands, Inc...............................................    173,007     10,878,680
  #*Hillshire Brands Co...............................................     12,364        316,642
   #Ingredion, Inc....................................................      1,663         86,343
    J.M. Smucker Co. (The)............................................    567,540     43,587,072
    Kraft Foods, Inc. Class A.........................................  7,128,852    283,086,713
   #Molson Coors Brewing Co. Class B..................................    802,754     33,972,549
  #*Post Holdings, Inc................................................    104,591      3,095,894
  #*Ralcorp Holdings, Inc.............................................    218,241     13,022,440
   #Safeway, Inc......................................................  1,082,518     16,833,155
  #*Smithfield Foods, Inc.............................................    780,989     14,448,297

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES         VALUE+
                                                                           ------         ------
Consumer Staples -- (Continued)
    Tyson Foods, Inc. Class A.........................................  1,828,601 $   27,447,301
                                                                                  --------------
Total Consumer Staples................................................               857,271,207
                                                                                  --------------
Energy -- (17.9%).....................................................
    Anadarko Petroleum Corp...........................................  2,574,876    178,799,389
    Apache Corp.......................................................  1,167,128    100,513,063
   #Baker Hughes, Inc.................................................     27,157      1,257,912
   #Chesapeake Energy Corp............................................  3,267,150     61,487,763
    Chevron Corp......................................................  2,653,834    290,807,130
   #Cimarex Energy Co.................................................        390         22,109
    ConocoPhillips....................................................  5,646,741    307,408,580
   *Denbury Resources, Inc............................................  1,415,410     21,400,999
    Devon Energy Corp.................................................  1,094,855     64,727,828
   *EOG Resources, Inc................................................    147,042     14,411,586
   #Helmerich & Payne, Inc............................................    513,387     23,872,496
    Hess Corp.........................................................  1,567,373     73,917,311
    HollyFrontier Corp................................................     96,152      3,595,123
    Marathon Oil Corp.................................................  3,625,708     95,972,491
    Marathon Petroleum Corp...........................................  1,791,952     84,759,330
    Murphy Oil Corp...................................................    689,754     37,012,200
   *Nabors Industries, Ltd............................................  1,355,841     18,764,839
    National Oilwell Varco, Inc.......................................  1,627,065    117,636,800
    Noble Corp........................................................    509,612     18,855,644
    Noble Energy, Inc.................................................     13,727      1,200,152
   *Occidental Petroleum Corp.........................................     51,197      4,455,675
   #Patterson-UTI Energy, Inc.........................................    732,485     11,338,868
   *Phillips 66.......................................................  2,855,170    107,354,392
   #Pioneer Natural Resources Co......................................    517,832     45,895,450
   *Plains Exploration & Production Co................................    664,529     26,554,579
    QEP Resources, Inc................................................    431,083     12,945,422
  #*Rowan Cos. P.L.C..................................................    595,894     20,933,756
  #*Tesoro Corp.......................................................    605,336     16,737,540
    Tidewater, Inc....................................................    276,715     13,440,048
    Transocean, Ltd...................................................    446,815     20,924,346
   *Unit Corp.........................................................        100          3,976
   #Valero Energy Corp................................................  2,806,975     77,191,812
   *Weatherford International, Ltd....................................  1,009,406     12,163,342
   *Whiting Petroleum Corp............................................     67,650      2,733,060
                                                                                  --------------
Total Energy..........................................................             1,889,095,011
                                                                                  --------------
Financials -- (16.8%)
    Allied World Assurance Co. Holdings AG............................    188,355     14,207,618
    Allstate Corp. (The)..............................................  1,330,135     45,623,631
    Alterra Capital Holdings, Ltd.....................................     35,444        824,782
   *American Capital, Ltd.............................................    788,816      7,856,607
    American Financial Group, Inc.....................................    582,168     21,953,555
   *American International Group, Inc.................................    690,342     21,586,994
   *American National Insurance Co....................................     86,272      6,076,137
   #Assurant, Inc.....................................................    484,101     17,529,297
    Assured Guaranty, Ltd.............................................     18,939        226,889
    Axis Capital Holdings, Ltd........................................    613,817     20,170,027
    Bank of America Corp.............................................. 29,125,942    213,784,414
    Bank of New York Mellon Corp. (The)...............................    897,714     19,103,354
    Capital One Financial Corp........................................    560,973     31,689,365
   *CIT Group, Inc....................................................    126,575      4,622,519
    Citigroup, Inc....................................................  9,338,881    253,363,842
    CME Group, Inc....................................................  1,599,345     83,341,868
   #CNA Financial Corp................................................    981,311     25,622,030
  #*E*Trade Financial Corp............................................     57,660        439,946
    Everest Re Group, Ltd.............................................    231,133     23,506,226
   *Genworth Financial, Inc. Class A..................................  2,390,330     12,047,263

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                           SHARES         VALUE+
                                                                           ------         ------
Financials -- (Continued)
    Goldman Sachs Group, Inc. (The)...................................    786,395 $   79,347,256
    Hartford Financial Services Group, Inc............................  2,160,202     35,535,323
   #Hudson City Bancorp, Inc..........................................     74,986        476,161
    JPMorgan Chase & Co...............................................  2,316,928     83,409,408
    KeyCorp...........................................................  3,863,464     30,830,443
   #Legg Mason, Inc...................................................    721,237     17,684,731
   #Lincoln National Corp.............................................  1,587,360     31,826,568
    Loews Corp........................................................  2,240,016     88,682,233
    MetLife, Inc......................................................  4,759,859    146,460,861
    Morgan Stanley....................................................  3,765,813     51,441,006
    NASDAQ OMX Group, Inc. (The)......................................    840,414     19,077,398
   #NYSE Euronext.....................................................     62,926      1,603,354
   #Old Republic International Corp...................................  1,371,493     11,054,234
    PartnerRe, Ltd....................................................    187,833     13,606,623
    People's United Financial, Inc....................................     71,810        822,943
    PNC Financial Services Group, Inc.................................         22          1,300
    Principal Financial Group, Inc....................................    467,660     11,967,419
    Prudential Financial, Inc.........................................  2,340,342    112,991,712
    Regions Financial Corp............................................  5,735,171     39,916,790
    Reinsurance Group of America, Inc.................................    416,134     23,166,180
    SunTrust Banks, Inc...............................................  2,564,707     60,655,321
    Unum Group........................................................  1,777,689     33,580,545
    Validus Holdings, Ltd.............................................    311,103     10,120,181
    XL Group P.L.C....................................................  1,435,288     29,638,697
    Zions Bancorporation..............................................    777,171     14,144,512
                                                                                  --------------
Total Financials......................................................             1,771,617,563
                                                                                  --------------
Health Care -- (8.7%)
    Aetna, Inc........................................................  1,957,594     70,590,840
   *Bio-Rad Laboratories, Inc. Class A................................      1,004         96,595
   *Boston Scientific Corp............................................  6,689,559     34,585,020
   *CareFusion Corp...................................................    917,825     22,404,108
    Cigna Corp........................................................    221,350      8,915,978
   #Coventry Health Care, Inc.........................................    670,877     22,360,330
   *Endo Health Solutions, Inc........................................    173,568      5,160,177
  #*Forest Laboratories, Inc..........................................    182,888      6,135,892
  #*Hologic, Inc......................................................  1,229,548     22,771,229
    Humana, Inc.......................................................    698,778     43,044,725
   *Life Technologies Corp............................................     74,896      3,286,436
  #*MEDNAX, Inc.......................................................      2,282        150,909
   #Omnicare, Inc.....................................................    602,337     18,919,405
   #PerkinElmer, Inc..................................................    438,767     11,210,497
    Pfizer, Inc....................................................... 17,815,204    428,277,504
    Teleflex, Inc.....................................................     89,297      5,691,791
    Thermo Fisher Scientific, Inc.....................................  1,994,284    111,021,790
    Universal Health Services, Inc. Class B...........................      8,413        328,780
    WellPoint, Inc....................................................  2,067,263    110,164,445
                                                                                  --------------
Total Health Care.....................................................               925,116,451
                                                                                  --------------
Industrials -- (14.0%)
   *AGCO Corp.........................................................    252,065     11,050,530
   *CNH Global NV.....................................................      6,633        252,850
    CSX Corp..........................................................  5,865,608    134,557,048
   *Engility Holdings, Inc............................................     67,956        992,158
    FedEx Corp........................................................    292,771     26,437,221
  #*Fortune Brands Home & Security, Inc...............................    742,497     16,424,034
    General Dynamics Corp.............................................     41,312      2,620,833
    General Electric Co............................................... 21,867,055    453,741,391
  #*Hertz Global Holdings, Inc........................................    876,229      9,866,339
    Ingersoll-Rand P.L.C..............................................    933,314     39,581,847
  #*Jacobs Engineering Group, Inc.....................................      3,134        120,878

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                          SHARES         VALUE+
                                                                          ------         ------
Industrials -- (Continued)
    L-3 Communications Holdings, Inc..................................   407,736 $   28,904,405
   #Manpower, Inc.....................................................     6,983        248,455
    Norfolk Southern Corp............................................. 1,838,848    136,166,694
   #Northrop Grumman Corp............................................. 1,419,682     93,982,948
  #*Owens Corning, Inc................................................   589,248     15,827,201
  #*Quanta Services, Inc..............................................   482,223     11,086,307
   #Regal-Beloit Corp.................................................     3,850        247,825
    Republic Services, Inc............................................ 1,104,756     31,960,591
    Ryder System, Inc.................................................   132,517      5,226,470
    Southwest Airlines Co............................................. 4,290,532     39,429,989
   *Spirit Aerosystems Holdings, Inc. Class A.........................     1,280         30,080
    SPX Corp..........................................................     4,119        250,106
    Stanley Black & Decker, Inc.......................................   528,407     35,345,144
    Towers Watson & Co................................................     1,662         97,443
    Trinity Industries, Inc...........................................       200          5,600
    Tyco International, Ltd........................................... 1,433,965     78,782,037
    Union Pacific Corp................................................ 2,422,164    296,981,528
   #URS Corp..........................................................   378,541     13,275,433
                                                                                 --------------
Total Industrials.....................................................            1,483,493,385
                                                                                 --------------
Information Technology -- (3.3%)
   #Activision Blizzard, Inc.......................................... 2,612,644     31,430,108
   *Amdocs, Ltd.......................................................    15,840        471,240
   *Applied Materials, Inc............................................   131,092      1,427,592
  #*Arrow Electronics, Inc............................................   568,882     19,199,768
   *Avnet, Inc........................................................   711,662     22,417,353
   #AVX Corp..........................................................   133,454      1,299,842
   *Brocade Communications Systems, Inc...............................   363,088      1,804,547
   #Computer Sciences Corp............................................   897,932     22,107,086
   #Corning, Inc...................................................... 2,304,749     26,297,186
   #Fidelity National Information Services, Inc....................... 1,328,465     41,766,940
    Hewlett-Packard Co................................................ 1,097,035     20,009,918
   #IAC/InterActiveCorp...............................................   428,565     22,546,805
   *Ingram Micro, Inc. Class A........................................   911,755     13,667,207
  #*Juniper Networks, Inc.............................................    81,071      1,421,175
  #*Micron Technology, Inc............................................ 3,322,059     20,629,986
    Molex, Inc........................................................     5,324        133,739
    Molex, Inc. Class A...............................................     1,363         28,187
    SAIC, Inc.........................................................    32,439        375,319
   *Western Digital Corp..............................................   782,708     31,128,297
   #Xerox Corp........................................................ 5,490,094     38,046,351
   *Yahoo!, Inc....................................................... 2,063,782     32,690,307
                                                                                 --------------
Total Information Technology..........................................              348,898,953
                                                                                 --------------
Materials -- (2.6%)
   #Alcoa, Inc........................................................ 5,357,434     45,377,466
   #Ashland, Inc......................................................   376,837     26,525,556
   #Cliffs Natural Resources, Inc.....................................   147,736      6,040,925
   #Cytec Industries, Inc.............................................    66,976      4,123,043
   #Domtar Corp.......................................................   199,193     14,712,395
   #Huntsman Corp.....................................................   171,904      2,174,586
   #International Paper Co............................................ 2,299,481     75,445,972
    MeadWestvaco Corp.................................................   976,101     27,721,268
   #Nucor Corp........................................................   287,301     11,262,199
   #Reliance Steel & Aluminum Co......................................   363,907     18,733,932
    Rock-Tenn Co. Class A.............................................    73,108      4,256,348
   #Sealed Air Corp...................................................   311,965      5,053,833
   #Steel Dynamics, Inc...............................................   893,527     11,517,563
   #United States Steel Corp..........................................   204,541      4,223,772
    Vulcan Materials Co...............................................   576,439     22,331,247

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                  SHARES          VALUE+
                                                                                  ------          ------
Materials -- (Continued)
   #Westlake Chemical Corp..............................................           2,222 $       131,898
                                                                                         ---------------
Total Materials.........................................................                     279,632,003
                                                                                         ---------------
Telecommunication Services -- (6.6%)
    AT&T, Inc...........................................................      13,051,618     494,917,355
   #CenturyLink, Inc....................................................       2,300,437      95,560,153
   #Frontier Communications Corp........................................       1,781,243       6,982,473
   *MetroPCS Communications, Inc........................................       1,453,136      12,729,471
   *NII Holdings, Inc...................................................             513           3,463
   *Sprint Nextel Corp..................................................      13,961,200      60,870,832
   #Telephone & Data Systems, Inc.......................................         562,341      13,625,522
  #*United States Cellular Corp.........................................         265,925      10,934,836
                                                                                         ---------------
Total Telecommunication Services........................................                     695,624,105
                                                                                         ---------------
Utilities -- (0.2%)
  #*NRG Energy, Inc.....................................................         987,176      19,565,828
                                                                                         ---------------
TOTAL COMMON STOCKS.....................................................                   9,923,663,326
                                                                                         ---------------
TEMPORARY CASH INVESTMENTS -- (0.0%)
    BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.             993             993
                                                                                         ---------------

                                                                                 SHARES/
                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)
                                                                                --------
SECURITIES LENDING COLLATERAL -- (6.2%)
(S)@DFA Short Term Investment Fund......................................     650,184,258     650,184,258
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $1,630,315 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50 , valued at
     $1,635,209) to be repurchased at $1,582,828........................          $1,583       1,582,820
                                                                                         ---------------
TOTAL SECURITIES LENDING COLLATERAL.....................................                     651,767,078
                                                                                         ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,437,355,851)^^...............................................                 $10,575,431,397
                                                                                         ===============

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 -------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary........ $1,653,348,820           --   --    $ 1,653,348,820
  Consumer Staples..............    857,271,207           --   --        857,271,207
  Energy........................  1,889,095,011           --   --      1,889,095,011
  Financials....................  1,771,617,563           --   --      1,771,617,563
  Health Care...................    925,116,451           --   --        925,116,451
  Industrials...................  1,483,493,385           --   --      1,483,493,385
  Information Technology........    348,898,953           --   --        348,898,953
  Materials.....................    279,632,003           --   --        279,632,003
  Telecommunication Services....    695,624,105           --   --        695,624,105
  Utilities.....................     19,565,828           --   --         19,565,828
Temporary Cash Investments......            993           --   --                993
Securities Lending Collateral...             -- $651,767,078   --        651,767,078
                                 -------------- ------------   --    ---------------
TOTAL........................... $9,923,664,319 $651,767,078   --    $10,575,431,397
                                 ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES      VALUE++
                                                                          ------      -------
COMMON STOCKS -- (91.8%)
AUSTRALIA -- (4.7%)
    Alumina, Ltd...................................................... 2,919,489 $  2,055,100
   #Alumina, Ltd. Sponsored ADR.......................................   172,484      488,130
    Amcor, Ltd. Sponsored ADR.........................................    64,921    2,047,608
    Asciano Group, Ltd................................................ 1,437,095    6,520,242
    Atlas Iron, Ltd...................................................   170,863      306,114
   #Bank of Queensland, Ltd...........................................   508,163    4,061,641
    Bendigo and Adelaide Bank, Ltd....................................   789,470    6,772,365
   #Boral, Ltd........................................................ 1,576,316    5,538,788
   #Caltex Australia, Ltd.............................................   341,805    5,059,760
    Crown, Ltd........................................................   497,103    4,397,049
   *Downer EDI, Ltd...................................................   132,490      419,571
    Echo Entertainment Group, Ltd..................................... 1,832,302    8,032,437
   #Fairfax Media, Ltd................................................ 4,500,769    2,466,935
   *GrainCorp, Ltd....................................................   683,783    6,586,835
   #Harvey Norman Holdings, Ltd.......................................   991,617    2,075,921
    Incitec Pivot, Ltd................................................ 4,149,937   13,453,940
    Insurance Australia Group, Ltd.................................... 1,103,362    4,350,996
    Lend Lease Group NL...............................................   773,285    6,540,661
    Macquarie Group, Ltd..............................................   631,291   16,425,612
   #National Australia Bank, Ltd...................................... 1,490,363   38,886,543
    New Hope Corp., Ltd...............................................    51,436      219,054
   *Newcrest Mining, Ltd..............................................   265,665    6,496,885
    Origin Energy, Ltd................................................ 2,415,837   29,819,292
    OZ Minerals, Ltd..................................................   497,884    3,925,127
   *Qantas Airways, Ltd............................................... 2,850,317    3,394,726
    Santos, Ltd....................................................... 1,809,934   20,309,528
   *Seven Group Holdings, Ltd.........................................   361,999    2,739,842
   #Sims Metal Management, Ltd........................................   124,128    1,082,697
   #Sims Metal Management, Ltd. Sponsored ADR.........................   124,013    1,081,393
    Sonic Healthcare, Ltd.............................................   198,323    2,630,578
    Suncorp Group, Ltd................................................ 3,327,424   29,512,666
    TABCORP Holdings, Ltd............................................. 1,716,068    5,840,676
    Tatts Group, Ltd.................................................. 2,663,776    8,105,899
    Toll Holdings, Ltd................................................   943,858    3,964,882
   *Treasury Wine Estates, Ltd........................................   264,848    1,224,526
   #Washington H. Soul Pattinson & Co., Ltd...........................   113,801    1,570,397
    Wesfarmers, Ltd................................................... 2,578,622   88,005,414
                                                                                 ------------
TOTAL AUSTRALIA.......................................................            346,409,830
                                                                                 ------------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...............................................   342,508    6,188,590
    OMV AG............................................................   286,325    8,983,829
   #Raiffeisen Bank International AG..................................    55,762    1,835,276
                                                                                 ------------
TOTAL AUSTRIA.........................................................             17,007,695
                                                                                 ------------
BELGIUM -- (0.8%)
    Ageas............................................................. 3,605,400    7,150,728
    Belgacom SA.......................................................    49,889    1,435,410
    Delhaize Group SA.................................................   235,124    8,407,217
    Delhaize Group SA Sponsored ADR...................................    52,900    1,896,465
    D'ieteren SA......................................................     1,857       77,082
    KBC Groep NV......................................................   356,956    7,455,912
    Solvay SA.........................................................   180,191   18,708,446
    UCB SA............................................................   292,654   14,640,800
                                                                                 ------------
TOTAL BELGIUM.........................................................             59,772,060
                                                                                 ------------
CANADA -- (11.7%)
    Agnico-Eagle Mines, Ltd...........................................        70        3,072

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
CANADA -- (Continued)
    Aimia, Inc........................................................   211,202 $  2,809,428
    Astral Media, Inc. Class A........................................    37,438    1,835,968
  #*AuRico Gold, Inc..................................................   404,755    2,630,908
    Barrick Gold Corp.................................................   666,135   21,902,519
   #Bell Aliant, Inc..................................................   162,757    4,049,247
    Cameco Corp. (13321L108)..........................................   112,600    2,353,340
    Cameco Corp. (2166160)............................................   537,786   11,261,411
    Canadian National Resources, Ltd.................................. 1,604,987   43,771,645
    Canadian Natural Resources, Ltd...................................   297,269    8,100,580
   #Canadian Tire Corp. Class A.......................................   214,347   14,172,957
    Empire Co., Ltd. Class A..........................................    65,500    3,728,768
   #Encana Corp....................................................... 1,341,479   29,883,473
   #Enerplus Corp.....................................................   377,240    5,300,206
    Ensign Energy Services, Inc.......................................   452,198    6,659,984
    Fairfax Financial Holdings, Ltd...................................    54,622   20,561,206
   #Genworth MI Canada, Inc...........................................    84,524    1,431,139
    George Weston, Ltd................................................   139,152    8,221,325
   #Goldcorp, Inc..................................................... 1,677,120   60,539,207
   #Husky Energy, Inc.................................................   802,018   19,921,492
    IAMGOLD Corp. (2446646)...........................................   231,424    2,584,583
    IAMGOLD Corp. (450913108).........................................   573,940    6,393,692
    Industrial Alliance Insurance & Financial Services, Inc...........   168,485    3,754,938
    Inmet Mining Corp.................................................   154,478    6,144,615
    Intact Financial Corp.............................................     2,375      152,752
   *Katanga Mining, Ltd...............................................   181,994       90,738
    Kinross Gold Corp................................................. 2,678,826   22,384,765
   #Loblaw Cos., Ltd..................................................   224,875    7,303,364
   *Lundin Mining Corp................................................ 1,008,210    4,312,929
    Magna International, Inc..........................................   583,936   23,407,516
   #Manulife Financial Corp........................................... 4,587,163   49,263,345
   #Methanex Corp.....................................................    68,615    1,883,603
    Metro, Inc........................................................    15,517      861,067
   #Nexen, Inc........................................................ 1,739,936   44,207,578
   #Pan American Silver Corp. (2669272)...............................   131,923    1,974,537
   *Pan American Silver Corp. (697900108).............................   118,576    1,771,525
   #Pengrowth Energy Corp.............................................   668,552    4,259,907
   #Penn West Petroleum, Ltd.......................................... 1,011,032   13,791,612
   #PetroBakken Energy, Ltd. Class A..................................    62,100      770,948
   *Precision Drilling Corp...........................................   706,616    5,622,771
    Progress Energy Resources Corp....................................   394,565    8,954,778
    Progressive Waste Solutions, Ltd..................................   122,391    2,453,068
   *Quebecor, Inc. Class B............................................    72,000    2,535,813
  #*Research In Motion, Ltd. (760975102)..............................   354,800    2,536,820
  #*Research In Motion, Ltd. (2117265)................................   435,600    3,118,720
   *Sears Canada, Inc.................................................     2,159       22,497
   #Sun Life Financial, Inc........................................... 1,565,269   33,994,674
    Suncor Energy, Inc................................................ 3,653,586  111,700,600
    Talisman Energy, Inc.............................................. 2,251,645   27,841,051
    Teck Resources, Ltd. Class A......................................     4,115      121,868
   #Teck Resources, Ltd. Class B...................................... 1,483,730   41,618,712
   #Thomson Reuters Corp.............................................. 1,832,184   51,959,229
   #TransAlta Corp....................................................   602,148    9,396,835
    TransCanada Corp.................................................. 1,004,056   45,724,921
  #*Uranium One, Inc..................................................   632,800    1,444,994
    Viterra, Inc......................................................   861,686   13,799,349
    West Fraser Timber Co., Ltd.......................................    49,327    2,611,820
    Westjet Airlines, Ltd.............................................     1,000       16,024
   #Yamana Gold, Inc.................................................. 1,781,540   26,416,214
                                                                                 ------------
TOTAL CANADA..........................................................            856,342,647
                                                                                 ------------

                                      36

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
DENMARK -- (1.3%).....................................................
    A.P. Moeller-Maersk A.S. Series A.................................       884 $ 5,812,096
    A.P. Moeller-Maersk A.S. Series B.................................     3,855  26,672,857
    Carlsberg A.S. Series B...........................................   315,903  25,534,139
   *Danske Bank A.S................................................... 1,707,998  25,319,207
   *FLSmidth & Co. A.S................................................    23,118   1,388,562
    H. Lundbeck A.S...................................................   135,698   2,686,835
    Rockwool International A.S. Series A..............................        62       5,415
    Rockwool International A.S. Series B..............................     1,631     143,113
    TDC A.S...........................................................   964,204   6,538,838
  #*Vestas Wind Systems A.S...........................................   295,308   1,408,305
                                                                                 -----------
TOTAL DENMARK.........................................................            95,509,367
                                                                                 -----------
FINLAND -- (0.6%)
  #*Kesko Oyj Series A................................................       662      17,421
    Kesko Oyj Series B................................................   138,917   3,587,245
   #Neste Oil Oyj.....................................................    69,191     729,972
   #Nokia Oyj......................................................... 3,809,609   9,144,308
    Sampo Oyj Series A................................................   191,011   5,058,750
    Stora Enso Oyj Series R........................................... 1,404,121   7,993,173
    Stora Enso Oyj Sponsored ADR......................................    91,500     517,890
    UPM-Kymmene Oyj................................................... 1,401,530  14,971,023
   #UPM-Kymmene Oyj Sponsored ADR.....................................    69,300     736,659
                                                                                 -----------
TOTAL FINLAND.........................................................            42,756,441
                                                                                 -----------
FRANCE -- (8.1%)
  #*Alcatel-Lucent SA.................................................   427,982     472,346
    Arkema SA.........................................................   165,944  12,214,877
    AXA SA............................................................ 4,058,877  49,314,401
   #AXA SA Sponsored ADR..............................................   140,900   1,710,526
    BNP Paribas SA.................................................... 1,495,618  55,247,931
    Bollore SA........................................................    22,288   4,963,121
    Bouygues SA.......................................................   305,569   7,695,825
    Cap Gemini SA.....................................................   324,351  11,835,468
    Casino Guichard Perrachon SA......................................   142,763  11,972,519
    Cie de Saint-Gobain SA............................................ 1,039,077  31,289,955
   *Cie Generale de Geophysique - Veritas SA..........................   304,853   8,725,917
  #*Cie Generale de Geophysique - Veritas SA Sponsored ADR............   141,089   4,043,611
    Cie Generale des Etablissements Michelin SA Series B..............   347,617  23,619,493
    Ciments Francais SA...............................................    26,702   1,474,763
   *CNP Assurances SA.................................................   345,274   3,637,386
  #*Credit Agricole SA................................................ 2,838,495  12,132,119
    Eiffage SA........................................................    31,691     837,813
    Electricite de France SA..........................................   498,285  10,322,551
   #Eramet SA.........................................................     5,005     530,948
    France Telecom SA................................................. 3,875,091  51,892,000
   #GDF Suez SA....................................................... 3,095,582  69,078,529
    Groupe Eurotunnel SA..............................................   791,479   5,622,694
    Lafarge SA........................................................   505,082  23,154,769
   #Lagardere SCA.....................................................   243,906   6,578,125
    Natixis SA........................................................ 2,034,211   5,069,626
  #*Peugeot SA........................................................   358,364   2,779,310
    PPR SA............................................................   130,282  19,479,553
    Renault SA........................................................   500,585  21,831,846
    Rexel SA..........................................................   254,866   4,259,265
    Sanofi SA.........................................................    16,328   1,332,167
    Sanofi SA ADR.....................................................   227,976   9,264,945
    SCOR SE...........................................................   198,036   4,692,844
  #*Societe Generale SA............................................... 1,558,512  34,304,596
    STMicroelectronics NV............................................. 1,542,301   8,274,442
    Thales SA.........................................................    27,549     861,468
    Vallourec SA......................................................    44,398   1,838,142

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
FRANCE -- (Continued)
    Vivendi SA........................................................ 3,686,124 $ 69,909,942
                                                                                 ------------
TOTAL FRANCE..........................................................            592,265,833
                                                                                 ------------
GERMANY -- (7.3%)
    Allianz SE........................................................   344,195   34,147,182
   #Allianz SE Sponsored ADR.......................................... 2,811,910   27,894,147
    Bayerische Motoren Werke AG.......................................   660,431   49,151,707
   *Celesio AG........................................................    92,470    1,682,166
   *Commerzbank AG.................................................... 6,626,325   10,268,735
    Daimler AG........................................................ 2,088,586  104,065,136
   #Deutsche Bank AG (5750355)........................................ 1,325,896   40,255,249
   #Deutsche Bank AG (D18190898)......................................   420,711   12,764,372
    Deutsche Lufthansa AG.............................................   464,311    5,836,386
    Deutsche Telekom AG............................................... 2,858,403   32,219,948
   #Deutsche Telekom AG Sponsored ADR................................. 3,099,741   34,872,086
    E.ON AG........................................................... 3,213,031   68,379,991
    Fraport AG........................................................    37,336    2,114,424
    Generali Deutschland Holding AG...................................     3,659      234,406
    Hannover Rueckversicherung AG.....................................    47,653    2,847,477
   #Heidelberger Zement AG............................................   243,824   11,297,776
    Merck KGaA........................................................    50,209    5,049,697
    Munchener Rueckversicherungs-Gesellschaft AG......................   395,244   56,003,199
   #RWE AG............................................................   355,536   13,958,449
    Salzgitter AG.....................................................    79,216    2,880,019
    SCA Hygiene Products SE...........................................     3,195    1,337,567
    Suedzucker AG.....................................................    38,093    1,312,447
    ThyssenKrupp AG...................................................   368,208    6,750,164
    Volkswagen AG.....................................................    62,518    9,937,953
                                                                                 ------------
TOTAL GERMANY.........................................................            535,260,683
                                                                                 ------------
GREECE -- (0.0%)......................................................
   *Coca-Cola Hellenic Bottling Co. S.A...............................     8,492      148,794
    Hellenic Petroleum S.A............................................   334,517    2,187,372
   *National Bank of Greece S.A.......................................   705,803    1,098,800
                                                                                 ------------
TOTAL GREECE..........................................................              3,434,966
                                                                                 ------------
HONG KONG -- (1.8%)
    Cathay Pacific Airways, Ltd....................................... 2,126,000    3,501,225
    Dah Sing Banking Group, Ltd.......................................    18,400       16,923
  #*Foxconn International Holdings, Ltd............................... 3,787,000    1,127,926
    Great Eagle Holdings, Ltd.........................................   860,324    2,168,573
    Hang Lung Group, Ltd..............................................   160,000    1,062,623
   #Henderson Land Development Co., Ltd............................... 3,342,177   19,368,975
    Hong Kong & Shanghai Hotels, Ltd.................................. 2,046,142    2,591,641
    Hopewell Holdings, Ltd............................................ 1,244,169    3,599,971
    Hutchison Whampoa, Ltd............................................ 5,618,000   50,323,846
    Hysan Development Co., Ltd........................................   773,362    3,251,467
    Kowloon Development Co., Ltd......................................   313,000      304,726
    New World Development Co., Ltd.................................... 8,542,100   10,850,900
    Orient Overseas International, Ltd................................   488,000    2,754,612
    Shun Tak Holdings, Ltd............................................ 2,230,000      772,780
   #Wharf Holdings, Ltd............................................... 2,944,990   16,883,574
   #Wheelock & Co., Ltd............................................... 3,482,000   13,564,384
                                                                                 ------------
TOTAL HONG KONG.......................................................            132,144,146
                                                                                 ------------
IRELAND -- (0.2%)
    CRH P.L.C.........................................................   590,083   10,803,724
   #CRH P.L.C. Sponsored ADR..........................................   259,888    4,750,753
   *Governor & Co. of the Bank of Ireland P.L.C. (The)................   157,165       19,471
                                                                                 ------------
TOTAL IRELAND.........................................................             15,573,948
                                                                                 ------------

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
ISRAEL -- (0.6%)
    Bank Hapoalim B.M.................................................  2,961,906 $ 8,582,687
   *Bank Leumi Le-Israel B.M..........................................  2,937,459   6,622,733
    Bezeq Israeli Telecommunication Corp., Ltd........................  2,928,603   2,946,318
    Elbit Systems, Ltd................................................     57,084   1,845,785
    Israel Chemicals, Ltd.............................................    904,178  10,703,911
   *Israel Discount Bank, Ltd. Series A...............................  1,954,545   1,822,896
   *Mellanox Technologies, Ltd........................................     23,772   2,548,482
   *NICE Systems, Ltd.................................................     11,443     412,686
   *NICE Systems, Ltd. Sponsored ADR..................................    160,983   5,795,388
   *Oil Refineries, Ltd...............................................    613,622     282,118
   *Partner Communications Co., Ltd...................................     25,170      82,927
    Paz Oil Co., Ltd..................................................        321      33,519
   *Strauss Group, Ltd................................................     17,492     156,398
                                                                                  -----------
TOTAL ISRAEL..........................................................             41,835,848
                                                                                  -----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA............................... 11,927,018   2,635,501
  #*Banco Popolare Scarl..............................................  2,933,385   3,415,999
   *Fiat SpA..........................................................  1,512,718   7,412,949
  #*Finmeccanica SpA..................................................  1,096,376   4,005,951
    Intesa Sanpaolo SpA............................................... 18,250,842  23,070,309
   #Mediaset SpA......................................................    712,461   1,241,819
    Parmalat SpA......................................................    602,705   1,136,449
    Telecom Italia SpA................................................  5,476,933   4,458,377
   #Telecom Italia SpA Sponsored ADR..................................  1,874,500  15,220,940
   *UniCredit SpA.....................................................  5,703,681  19,324,965
    Unione di Banche Italiane ScpA....................................  1,552,315   4,495,765
                                                                                  -----------
TOTAL ITALY...........................................................             86,419,024
                                                                                  -----------
JAPAN -- (18.1%)
    77 Bank, Ltd. (The)...............................................    737,372   2,775,355
   #Aeon Co., Ltd.....................................................  1,886,800  22,718,324
    Aisin Seiki Co., Ltd..............................................     66,100   2,009,271
    Ajinomoto Co., Inc................................................  1,121,000  15,878,738
    Alfresa Holdings Corp.............................................     85,700   4,555,588
    Amada Co., Ltd....................................................    821,000   4,317,316
    Aoyama Trading Co., Ltd...........................................      1,000      19,534
    Aozora Bank, Ltd..................................................    991,000   2,270,538
    Asahi Glass Co., Ltd..............................................  1,871,000  10,984,471
    Asahi Kasei Corp..................................................  2,342,000  12,412,921
    Asatsu-DK, Inc....................................................     32,500     928,776
    Autobacs Seven Co., Ltd...........................................     71,600   3,524,097
    Awa Bank, Ltd. (The)..............................................     65,600     402,817
    Bank of Kyoto, Ltd. (The).........................................    731,400   5,349,237
    Bank of Yokohama, Ltd. (The)......................................  1,279,000   5,792,645
    Canon Marketing Japan, Inc........................................    124,900   1,681,715
   #Casio Computer Co., Ltd...........................................    249,300   1,638,638
    Chiba Bank, Ltd. (The)............................................    980,000   5,708,801
    Chugoku Bank, Ltd. (The)..........................................    403,800   5,141,795
    Chuo Mitsui Trust Holdings, Inc...................................  5,755,629  16,439,404
    Citizen Holdings Co., Ltd.........................................    511,000   2,823,211
    Coca-Cola West Co., Ltd...........................................    109,007   1,865,527
    COMSYS Holdings Corp..............................................    151,700   1,890,762
    Cosmo Oil Co., Ltd................................................  1,212,364   2,643,922
    Credit Saison Co., Ltd............................................     85,800   1,945,561
    Dai Nippon Printing Co., Ltd......................................  1,815,000  13,795,024
    Daicel Corp.......................................................    515,000   3,082,324
    Daido Steel Co., Ltd..............................................    324,000   1,827,953
   #Dainippon Sumitomo Pharma Co., Ltd................................    313,600   3,463,447
    Daiwa Securities Group, Inc.......................................  3,272,000  12,194,884
    Denki Kagaku Kogyo K.K............................................    227,000     747,459

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
JAPAN -- (Continued)
   *Ebara Corp........................................................    239,000 $   897,980
    Fuji Heavy Industries, Ltd........................................  1,149,000   8,516,950
    Fuji Media Holdings, Inc..........................................      1,128   1,919,084
    FUJIFILM Holdings Corp............................................  1,327,000  23,700,509
  #*Fujitsu, Ltd......................................................    361,000   1,416,223
    Fukuoka Financial Group, Inc......................................  1,800,000   6,564,041
    Fukuyama Transporting Co., Ltd....................................     71,000     397,154
    Glory, Ltd........................................................    119,600   2,474,813
    Gunma Bank, Ltd. (The)............................................    921,397   4,479,578
    H2O Retailing Corp................................................    198,000   2,033,647
    Hachijuni Bank, Ltd. (The)........................................    993,231   5,270,036
    Hakuhodo DY Holdings, Inc.........................................     39,920   2,628,835
   #Hankyu Hanshin Holdings, Inc......................................    582,000   3,117,013
    Higo Bank, Ltd. (The).............................................    282,000   1,485,149
    Hiroshima Bank, Ltd. (The)........................................    300,000     988,046
    Hitachi Capital Corp..............................................    105,100   1,906,881
    Hitachi High-Technologies Corp....................................    139,900   3,482,090
    Hitachi Transport System, Ltd.....................................     94,400   1,731,549
    Hokuhoku Financial Group, Inc.....................................  2,620,000   3,799,311
    House Foods Corp..................................................    148,300   2,473,069
   *Ibiden Co., Ltd...................................................    174,900   2,834,744
    Idemitsu Kosan Co., Ltd...........................................     51,124   4,282,342
    Inpex Corp........................................................      4,068  22,603,281
    Isetan Mitsukoshi Holdings, Ltd...................................    884,200   9,308,677
    ITOCHU Corp.......................................................    183,800   1,902,661
    Iyo Bank, Ltd. (The)..............................................    551,000   4,243,868
    J. Front Retailing Co., Ltd.......................................  1,136,000   5,628,644
   #JFE Holdings, Inc.................................................    854,800  11,204,980
    Joyo Bank, Ltd. (The).............................................  1,503,000   6,697,283
    JTEKT Corp........................................................    463,200   4,066,301
    JX Holdings, Inc..................................................  5,553,333  26,693,947
    Kagoshima Bank, Ltd. (The)........................................    358,143   2,153,314
    Kajima Corp.......................................................  1,544,000   4,415,990
    Kamigumi Co., Ltd.................................................    519,000   4,162,085
    Kaneka Corp.......................................................    653,542   3,361,217
  #*Kawasaki Kisen Kaisha, Ltd........................................  1,166,087   1,765,937
    Keiyo Bank, Ltd. (The)............................................    418,000   1,873,598
    Kewpie Corp.......................................................    113,400   1,676,354
    Kinden Corp.......................................................    285,000   1,916,399
    Kirin Holdings Co., Ltd...........................................    247,000   2,801,721
    Kobe Steel, Ltd...................................................  3,785,000   3,538,414
    Konica Minolta Holdings, Inc......................................    721,000   5,083,915
    Kyocera Corp......................................................    306,200  24,227,225
    Kyocera Corp. Sponsored ADR.......................................     13,600   1,085,552
    Kyowa Hakko Kirin Co., Ltd........................................    584,000   6,495,634
    LIXIL Group Corp..................................................    419,700   8,771,445
    Mabuchi Motor Co., Ltd............................................     36,100   1,399,970
    Marui Group Co., Ltd..............................................    542,642   3,966,139
    Maruichi Steel Tube, Ltd..........................................    104,400   2,027,722
   *Mazda Motor Corp..................................................  3,005,000   3,603,955
   #Medipal Holdings Corp.............................................    339,800   4,887,938
    Meiji Holdings Co., Ltd...........................................    144,395   6,593,522
    Mitsubishi Chemical Holdings Corp.................................  3,885,000  16,394,868
    Mitsubishi Corp...................................................  2,606,900  51,587,140
    Mitsubishi Gas Chemical Co., Inc..................................    948,000   5,436,032
    Mitsubishi Heavy Industries, Ltd..................................  9,007,000  36,367,971
    Mitsubishi Logistics Corp.........................................    236,000   2,492,155
    Mitsubishi Materials Corp.........................................  2,533,000   6,981,930
   #Mitsubishi Tanabe Pharma Corp.....................................    420,600   6,419,187
    Mitsubishi UFJ Financial Group, Inc............................... 18,106,506  87,799,150
   #Mitsubishi UFJ Financial Group, Inc. ADR..........................  4,781,372  23,237,468

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
JAPAN -- (Continued)
    Mitsui & Co., Ltd................................................. 2,988,600 $44,131,645
    Mitsui & Co., Ltd. Sponsored ADR..................................    11,723   3,446,562
    Mitsui Chemicals, Inc............................................. 1,861,800   4,172,660
   *Mitsui Mining & Smelting Co., Ltd.................................    69,030     142,245
   #Mitsui O.S.K. Lines, Ltd..........................................   983,000   2,966,646
    Mizuho Financial Group, Inc.......................................   293,760     483,809
   #Mizuho Financial Group, Inc. ADR..................................   349,173   1,183,696
    MS&AD Insurance Group Holdings, Inc...............................   715,053  11,564,198
    Nagase & Co., Ltd.................................................   235,889   2,716,141
    Nanto Bank, Ltd. (The)............................................   319,000   1,348,020
  #*NEC Corp.......................................................... 5,425,101   7,227,145
    Nippon Electric Glass Co., Ltd....................................   554,000   2,916,458
    Nippon Express Co., Ltd........................................... 1,952,238   7,949,301
    Nippon Meat Packers, Inc..........................................   429,536   5,612,757
   #Nippon Paper Group, Inc...........................................   231,700   2,930,433
    Nippon Shokubai Co., Ltd..........................................   234,000   2,846,760
    Nippon Steel Corp................................................. 9,469,000  18,894,490
    Nippon Television Network Corp....................................    12,380   1,895,123
   #Nippon Yusen K.K.................................................. 3,032,000   6,709,124
    Nishi-Nippon Bank, Ltd............................................ 1,412,569   3,087,814
   #Nissan Shatai Co., Ltd............................................   216,000   2,364,912
    Nisshin Seifun Group, Inc.........................................   394,500   4,697,684
    Nisshin Steel Co., Ltd............................................ 1,431,000   1,574,550
    Nisshinbo Holdings, Inc...........................................   305,000   1,996,538
    NKSJ Holdings, Inc................................................    79,550   1,516,340
    NOK Corp..........................................................    82,320   1,574,143
    Nomura Holdings, Inc.............................................. 6,738,200  23,594,441
    Nomura Real Estate Holdings, Inc..................................   103,700   1,915,063
   *NTN Corp..........................................................   651,000   1,746,061
    Obayashi Corp..................................................... 1,650,682   7,493,391
    OJI Paper Co., Ltd................................................ 1,997,000   6,650,580
    Onward Holdings Co., Ltd..........................................   278,000   2,078,460
    Panasonic Corp.................................................... 3,790,117  26,232,741
    Panasonic Corp. Sponsored ADR.....................................   302,421   2,092,753
  #*Renesas Electronics Corp..........................................   121,800     405,429
    Rengo Co., Ltd....................................................   428,000   2,354,820
   #Ricoh Co., Ltd.................................................... 1,666,000  11,390,228
    Rohm Co., Ltd.....................................................   230,500   8,272,996
    Sankyo Co., Ltd...................................................    74,800   3,707,513
    SBI Holdings, Inc.................................................    45,820   3,093,868
   #Seiko Epson Corp..................................................   296,800   2,362,171
    Seino Holdings Co., Ltd...........................................   295,000   1,989,277
    Sekisui Chemical Co., Ltd.........................................   736,000   6,253,019
    Sekisui House, Ltd................................................ 1,354,000  12,938,562
    Seven & I Holdings Co., Ltd.......................................   426,400  13,494,973
   #Sharp Corp........................................................ 2,998,000  10,255,894
    Shiga Bank, Ltd...................................................   451,185   2,470,168
    Shimizu Corp...................................................... 1,371,000   4,270,079
    Shinsei Bank, Ltd................................................. 2,164,000   2,437,980
    Shizuoka Bank, Ltd................................................   827,000   8,322,936
   #Showa Denko K.K................................................... 1,456,000   2,623,215
   #Showa Shell Sekiyu K.K............................................   224,000   1,215,366
    SKY Perfect JSAT Holdings, Inc....................................     3,029   1,261,927
    Sohgo Security Services Co., Ltd..................................    82,600   1,119,170
    Sojitz Corp....................................................... 2,593,100   4,020,107
    Sony Corp.........................................................   768,200   9,341,240
   #Sony Corp. Sponsored ADR.......................................... 1,801,665  21,890,230
    Sumitomo Bakelite Co., Ltd........................................   347,000   1,435,062
   #Sumitomo Chemical Co., Ltd........................................ 2,006,000   5,557,345
    Sumitomo Corp..................................................... 3,241,900  45,416,071
    Sumitomo Electric Industries, Ltd................................. 2,606,700  30,653,392

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                          SHARES        VALUE++
                                                                          ------        -------
JAPAN -- (Continued)
    Sumitomo Forestry Co., Ltd........................................   161,400 $    1,390,871
    Sumitomo Heavy Industries, Ltd....................................   297,000      1,190,122
    Sumitomo Metal Industries, Ltd.................................... 4,604,000      6,748,625
   *Sumitomo Metal Mining Co., Ltd....................................   411,000      4,389,878
    Sumitomo Mitsui Financial Group, Inc.............................. 1,025,500     32,294,338
    Suzuken Co., Ltd..................................................   150,000      5,376,301
    Suzuki Motor Corp.................................................   519,200      9,486,517
    Taisei Corp....................................................... 2,160,703      5,940,001
    Taisho Pharmaceutical Holdings Co., Ltd...........................    61,099      4,875,136
   #Takashimaya Co., Ltd..............................................   615,634      4,486,405
   #TDK Corp..........................................................   173,300      6,573,037
    Teijin, Ltd....................................................... 1,535,450      4,490,866
    Tokai Rika Co., Ltd...............................................    95,400      1,474,067
    Tokyo Broadcasting System, Inc....................................    85,300        980,827
   *Tokyo Tatemono Co., Ltd...........................................   442,000      1,628,369
    Toppan Printing Co., Ltd.......................................... 1,312,000      8,128,162
    Tosoh Corp........................................................ 1,044,000      2,564,670
    Toyo Seikan Kaisha, Ltd...........................................   346,349      4,067,273
    Toyobo Co., Ltd...................................................   664,000        837,107
    Toyoda Gosei Co., Ltd.............................................    13,800        282,128
    Toyota Motor Corp.................................................   380,879     14,563,601
   #Toyota Motor Corp. Sponsored ADR..................................   656,661     50,241,133
    Toyota Tsusho Corp................................................   482,400      8,919,558
   #UNY Co., Ltd......................................................   393,050      3,537,641
    Wacoal Corp.......................................................   179,000      2,135,147
   *Yamada Denki Co., Ltd.............................................    80,680      4,181,351
    Yamaguchi Financial Group, Inc....................................   492,148      4,147,020
    Yamaha Corp.......................................................   327,300      3,147,012
    Yamato Holdings Co., Ltd..........................................   148,100      2,424,638
   #Yamato Kogyo Co., Ltd.............................................    82,600      2,328,762
   #Yamazaki Baking Co., Ltd..........................................   128,000      1,784,284
    Yokohama Rubber Co., Ltd..........................................   294,000      2,032,979
                                                                                 --------------
TOTAL JAPAN...........................................................            1,325,056,236
                                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................................   691,000             --
                                                                                 --------------
NETHERLANDS -- (2.6%)
    Aegon NV.......................................................... 3,831,576     17,393,039
    Akzo Nobel NV.....................................................   444,472     23,990,153
    ArcelorMittal NV.................................................. 2,446,831     38,953,369
   *ING Groep NV...................................................... 4,933,987     32,457,828
  #*ING Groep NV Sponsored ADR........................................ 1,273,519      8,379,755
    Koninklijke Ahold NV..............................................   111,852      1,361,500
    Koninklijke DSM NV................................................   452,418     22,269,196
    Koninklijke Philips Electronics NV................................ 2,042,653     44,922,689
    Philips Electronics NV ADR........................................   144,736      3,185,639
                                                                                 --------------
TOTAL NETHERLANDS.....................................................              192,913,168
                                                                                 --------------
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............................   141,488        284,668
    Contact Energy, Ltd............................................... 1,261,859      5,105,598
    Fletcher Building, Ltd............................................     6,732         33,188
                                                                                 --------------
TOTAL NEW ZEALAND.....................................................                5,423,454
                                                                                 --------------
NORWAY -- (1.1%)
    Aker ASA Series A.................................................    72,828      2,035,435
   *Archer, Ltd.......................................................    53,502         93,892
    Cermaq ASA........................................................    27,247        322,628
    DNB ASA........................................................... 1,511,636     15,870,450
  #*Marine Harvest ASA................................................ 7,530,562      5,016,967

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
NORWAY -- (Continued)
    Norsk Hydro ASA...................................................  3,357,025 $ 13,634,294
    Norsk Hydro ASA Sponsored ADR.....................................     59,900      240,798
    Orkla ASA.........................................................  2,797,062   19,964,836
    Petroleum Geo-Services ASA........................................    400,136    5,855,282
    Stolt-Nielsen, Ltd................................................      8,425      148,365
   *Storebrand ASA....................................................  1,082,306    4,115,120
    Subsea 7 SA.......................................................    590,207   12,335,844
    Wilh Wilhelmsen Holding ASA.......................................        212        5,289
    Yara International ASA............................................     25,801    1,218,333
                                                                                  ------------
TOTAL NORWAY..........................................................              80,857,533
                                                                                  ------------
PORTUGAL -- (0.1%)
  #*Banco Espirito Santo SA...........................................  2,631,973    1,618,164
   *Cimpor Cimentos de Portugal SA....................................    154,035      689,476
  #*EDP Renovaveis SA.................................................    509,426    1,570,135
    Portugal Telecom SA...............................................    525,319    2,228,217
                                                                                  ------------
TOTAL PORTUGAL........................................................               6,105,992
                                                                                  ------------
SINGAPORE -- (1.2%)
    CapitaLand, Ltd...................................................  5,036,000   12,068,801
    CapitaMalls Asia, Ltd.............................................  1,863,000    2,429,245
    DBS Group Holdings, Ltd...........................................  1,546,831   18,248,621
    Fraser & Neave, Ltd...............................................  1,112,450    7,300,290
    Golden Agri-Resources, Ltd........................................ 13,990,000    8,284,856
   *Indofood Agri Resources, Ltd......................................    198,000      220,049
    Keppel Land, Ltd..................................................    781,000    2,145,204
  #*Neptune Orient Lines, Ltd.........................................  1,228,004    1,128,253
   *Noble Group, Ltd..................................................  2,997,000    2,570,910
   #Overseas Union Enterprise, Ltd....................................    405,000      826,731
    Singapore Airlines, Ltd...........................................  1,585,600   13,461,042
    Singapore Land, Ltd...............................................    532,000    2,529,874
    United Industrial Corp., Ltd......................................  2,152,000    4,573,886
    UOL Group, Ltd....................................................  1,376,600    5,713,193
    Venture Corp., Ltd................................................    307,000    1,836,126
    Wheelock Properties, Ltd..........................................    870,000    1,266,287
                                                                                  ------------
TOTAL SINGAPORE.......................................................              84,603,368
                                                                                  ------------
SPAIN -- (1.6%)
   #Acciona SA........................................................    114,419    4,977,745
    Banco Bilbao Vizcaya Argentaria SA................................    657,948    4,289,300
   #Banco de Sabadell SA..............................................  5,471,762   10,419,707
   #Banco Espanol de Credito SA.......................................    400,117    1,049,024
   #Banco Popular Espanol SA..........................................  4,288,643    8,047,340
    Banco Santander SA................................................  8,130,737   49,230,744
   #Banco Santander SA Sponsored ADR..................................  1,384,686    8,252,729
   #CaixaBank SA......................................................  2,780,883    9,084,077
    Fomento de Construcciones y Contratas SA..........................     41,871      425,551
    Gas Natural SDG SA................................................    928,566   11,433,399
    Iberdrola SA......................................................  1,285,750    4,657,034
   #Repsol SA.........................................................    505,218    8,051,780
                                                                                  ------------
TOTAL SPAIN...........................................................             119,918,430
                                                                                  ------------
SWEDEN -- (3.1%)
    Boliden AB........................................................    612,180    9,281,501
    Holmen AB Series A................................................      6,300      167,311
    Meda AB Series A..................................................    243,357    2,298,101
    Nordea Bank AB....................................................  5,366,449   49,971,785
    Skandinaviska Enskilda Banken AB Series A.........................  3,481,813   25,522,419
    Skandinaviska Enskilda Banken AB Series C.........................     16,918      115,791
   #SSAB AB Series A..................................................    507,586    4,157,544

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
SWEDEN -- (Continued)
    SSAB AB Series B..................................................    233,785 $  1,680,023
    Svenska Cellulosa AB Series A.....................................     66,476    1,127,044
    Svenska Cellulosa AB Series B.....................................  1,586,671   26,944,376
    Swedbank AB Series A..............................................  1,100,273   19,123,924
    Tele2 AB Series B.................................................    239,632    3,960,526
    Telefonaktiebolaget LM Ericsson AB Series A.......................     27,246      252,591
   #Telefonaktiebolaget LM Ericsson AB Series B.......................  4,565,475   42,394,228
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR..................    952,162    8,807,498
    TeliaSonera AB....................................................  3,768,582   24,906,836
    Volvo AB Series A.................................................    295,746    3,654,310
                                                                                  ------------
TOTAL SWEDEN..........................................................             224,365,808
                                                                                  ------------
SWITZERLAND -- (5.2%)
   *ABB, Ltd..........................................................  1,249,569   21,725,560
    Adecco SA.........................................................    358,259   15,704,782
   #Alpiq Holding AG..................................................      1,593      215,293
    Aryzta AG.........................................................    163,797    8,130,564
    Baloise Holding AG................................................    200,163   13,207,604
    Banque Cantonale Vaudoise AG......................................        732      373,257
   #Clariant AG.......................................................    429,492    4,532,838
    Credit Suisse Group AG............................................  1,314,363   22,377,204
   #Credit Suisse Group AG Sponsored ADR..............................    838,229   14,300,187
    Givaudan SA.......................................................     14,257   13,855,814
    Holcim, Ltd.......................................................    887,877   52,250,023
    Lonza Group AG....................................................     17,654      796,266
    Novartis AG.......................................................     16,632      976,615
    Novartis AG ADR...................................................    506,359   29,682,765
    PSP Swiss Property AG.............................................     77,670    6,973,247
    St. Galler Kantonalbank AG........................................      3,800    1,305,219
    Sulzer AG.........................................................     44,989    5,802,432
    Swiss Life Holding AG.............................................    123,557   11,787,390
    Swiss Re, Ltd.....................................................  1,108,107   69,365,917
   #UBS AG............................................................  3,833,535   40,328,867
    Zurich Insurance Group AG.........................................    225,125   49,964,797
                                                                                  ------------
TOTAL SWITZERLAND.....................................................             383,656,641
                                                                                  ------------
UNITED KINGDOM -- (20.2%)
    Anglo American P.L.C..............................................    927,413   27,483,328
    Associated British Foods P.L.C....................................    544,326   10,690,448
    Aviva P.L.C.......................................................  8,175,916   37,438,858
    Barclays P.L.C.................................................... 11,591,752   30,189,430
   #Barclays P.L.C. Sponsored ADR.....................................  4,327,157   45,262,062
    BP P.L.C..........................................................  1,395,752    9,267,642
    BP P.L.C. Sponsored ADR...........................................  5,264,260  210,043,974
    Carnival P.L.C....................................................    658,867   22,099,792
   #Carnival P.L.C. ADR...............................................    241,674    8,098,496
    Eurasian Natural Resources Corp. P.L.C............................    404,841    2,480,829
    Evraz P.L.C.......................................................    525,138    1,947,756
    HSBC Holdings P.L.C...............................................    724,498    6,067,292
   #HSBC Holdings P.L.C. Sponsored ADR................................  1,201,217   50,210,871
   *International Consolidated Airlines Group SA......................  3,847,175    9,620,892
    Investec P.L.C....................................................  1,195,168    7,042,062
    John Wood Group P.L.C.............................................    128,173    1,558,716
    Kazakhmys P.L.C...................................................    690,345    7,584,949
    Kingfisher P.L.C.................................................. 10,285,817   42,898,806
    Legal & General Group P.L.C.......................................  2,748,999    5,471,954
   *Lloyds Banking Group P.L.C........................................ 76,981,994   36,512,220
   *Lloyds Banking Group P.L.C. Sponsored ADR.........................  2,857,128    5,399,972
    Mondi P.L.C.......................................................  1,450,865   12,343,284
    Old Mutual P.L.C.................................................. 13,164,620   32,405,753
   #Pearson P.L.C. Sponsored ADR......................................  1,698,741   31,902,356

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                              SHARES          VALUE++
                                                                              ------          -------
UNITED KINGDOM -- (Continued)
    Resolution, Ltd...................................................     3,311,092   $   10,661,417
    Rexam P.L.C.......................................................     4,099,811       27,864,806
   *Royal Bank of Scotland Group P.L.C................................     3,500,216       11,732,126
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR.................       377,000        2,559,830
   #Royal Dutch Shell P.L.C. ADR......................................     3,323,210      234,485,698
    Royal Dutch Shell P.L.C. Series A.................................         6,558          222,859
    Royal Dutch Shell P.L.C. Series B.................................       255,146        8,975,403
    RSA Insurance Group P.L.C.........................................     5,217,096        8,878,605
    Sainsbury (J.) P.L.C..............................................     5,529,939       27,967,226
    Travis Perkins P.L.C..............................................        38,182          601,756
   *Vedanta Resources P.L.C...........................................       189,404        2,880,933
  #*Veripos, Inc......................................................        54,011          103,945
    Vodafone Group P.L.C..............................................    34,976,333      100,099,366
    Vodafone Group P.L.C. Sponsored ADR...............................     8,116,661      233,354,004
    William Morrison Supermarkets P.L.C...............................     8,127,143       35,285,618
    Wolseley P.L.C....................................................       661,348       23,786,242
    WPP P.L.C.........................................................     2,321,912       29,358,597
   #WPP P.L.C. Sponsored ADR..........................................        38,003        2,415,851
    Xstrata P.L.C.....................................................     5,211,952       68,874,523
                                                                                       --------------
TOTAL UNITED KINGDOM..................................................                  1,484,130,547
                                                                                       --------------
TOTAL COMMON STOCKS...................................................                  6,731,763,665
                                                                                       --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE......................................       334,085       17,190,828
                                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
  #*Banco Santander SA Rights 07/27/12................................     6,411,924        1,175,501
                                                                                       --------------
SWITZERLAND -- (0.0%)
   *Credit Suisse Group AG Rights 07/27/12............................     1,063,575           10,894
                                                                                       --------------
TOTAL RIGHTS/WARRANTS.................................................                      1,186,395
                                                                                       --------------

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                               (000)           VALUE+
                                                                               -----           ------
SECURITIES LENDING COLLATERAL -- (8.0%)
(S)@DFA Short Term Investment Fund....................................   583,000,000      583,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $810,392) to be repurchased at $794,506......          $795          794,502
                                                                                       --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                    583,794,502
                                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,529,248,808)^^.............................................                 $7,333,935,390
                                                                                       ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Australia................... $    3,617,131 $  342,792,699   --    $  346,409,830
  Austria.....................             --     17,007,695   --        17,007,695
  Belgium.....................      1,896,465     57,875,595   --        59,772,060
  Canada......................    856,342,647             --   --       856,342,647
  Denmark.....................             --     95,509,367   --        95,509,367
  Finland.....................      1,254,549     41,501,892   --        42,756,441
  France......................     15,019,082    577,246,751   --       592,265,833
  Germany.....................     75,530,605    459,730,078   --       535,260,683
  Greece......................             --      3,434,966   --         3,434,966
  Hong Kong...................             --    132,144,146   --       132,144,146
  Ireland.....................      4,750,753     10,823,195   --        15,573,948
  Israel......................      5,795,388     36,040,460   --        41,835,848
  Italy.......................     15,220,940     71,198,084   --        86,419,024
  Japan.......................    103,177,394  1,221,878,842   --     1,325,056,236
  Malaysia....................             --             --   --                --
  Netherlands.................     11,565,394    181,347,774   --       192,913,168
  New Zealand.................             --      5,423,454   --         5,423,454
  Norway......................        240,798     80,616,735   --        80,857,533
  Portugal....................             --      6,105,992   --         6,105,992
  Singapore...................             --     84,603,368   --        84,603,368
  Spain.......................      8,252,729    111,665,701   --       119,918,430
  Sweden......................      8,807,498    215,558,310   --       224,365,808
  Switzerland.................     43,982,952    339,673,689   --       383,656,641
  United Kingdom..............    823,733,114    660,397,433   --     1,484,130,547
Preferred Stocks
  Germany.....................             --     17,190,828   --        17,190,828
Rights/Warrants
  Spain.......................             --      1,175,501   --         1,175,501
  Switzerland.................             --         10,894   --            10,894
Securities Lending Collateral.             --    583,794,502   --       583,794,502
                               -------------- --------------   --    --------------
TOTAL......................... $1,979,187,439 $5,354,747,951   --    $7,333,935,390
                               ============== ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES     VALUE++
                                                                          ------     -------
COMMON STOCKS -- (85.6%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B....................................        -- $        --
                                                                                 -----------
BRAZIL -- (5.8%)
    AES Tiete SA......................................................    42,245     505,695
    All America Latina Logistica SA...................................   377,131   1,750,203
    Amil Participacoes SA.............................................   119,903   1,153,859
    Banco Bradesco SA.................................................   305,700   3,869,734
    Banco do Brasil SA................................................   507,354   5,365,197
    Banco Santander Brasil SA.........................................    52,300     396,870
   #Banco Santander Brasil SA ADR.....................................   665,784   5,079,932
    BM&F Bovespa SA................................................... 1,665,208   9,369,436
    BR Malls Participacoes SA.........................................   286,523   3,351,530
   #BRF - Brasil Foods SA ADR.........................................   594,060   8,542,583
    CCR SA............................................................   652,568   5,448,682
    Centrais Eletricas Brasileiras SA.................................    70,900     486,460
   #Centrais Eletricas Brasileiras SA ADR.............................    86,923     838,807
    Centrais Eletricas Brasileiras SA Sponsored ADR...................   100,200     684,366
    CETIP SA - Mercados Organizados...................................   143,800   1,812,587
    Cia de Saneamento Basico do Estado de Sao Paulo...................    22,000     927,259
    Cia de Saneamento Basico do Estado de Sao Paulo ADR...............    29,318   2,474,439
    Cia Energetica de Minas Gerais SA.................................    46,775     753,257
    Cia Hering SA.....................................................    92,000   1,827,250
   *Cia Paranaense de Energia SA......................................     1,600      28,194
    Cia Siderurgica Nacional SA.......................................   704,052   3,628,142
    Cielo SA..........................................................   217,396   6,353,636
    Cosan SA Industria e Comercio.....................................   157,469   2,392,926
    CPFL Energia SA...................................................    62,260     721,890
    CPFL Energia SA ADR...............................................    14,853     343,698
    Cyrela Brazil Realty SA Empreendimentos e Participacoes...........   295,797   2,165,213
    Diagnosticos da America SA........................................    20,093     113,153
    Duratex SA........................................................   208,900   1,218,210
    EcoRodovias Infraestrutura e Logistica SA.........................   115,988     932,794
    Embraer SA........................................................   164,400   1,047,757
    Embraer SA ADR....................................................    86,000   2,182,680
    Energias do Brazil SA.............................................   236,900   1,568,775
  #*Fibria Celulose SA Sponsored ADR..................................   514,098   3,953,414
    Gerdau SA.........................................................   131,807     969,320
   *Hypermarcas SA....................................................   939,724   6,030,339
    Itau Unibanco Holding SA..........................................   176,742   2,458,104
   *JBS SA............................................................   701,336   1,851,565
    Light SA..........................................................    34,700     428,416
    Localiza Rent a Car SA............................................    78,400   1,266,367
    Lojas Americanas SA...............................................    96,510     634,389
    Lojas Renner SA...................................................    92,200   2,743,233
   *M. Dias Branco SA.................................................    20,800     583,642
   *MPX Energia SA....................................................    21,600     353,008
    MRV Engenharia e Participacoes SA.................................   203,540   1,117,424
    Multiplan Empreendimentos Imobiliarios SA.........................    55,500   1,396,167
   *Multiplus SA......................................................    36,457     881,358
    Natura Cosmeticos SA..............................................   117,400   3,066,768
   *OdontoPrev SA.....................................................     7,800      37,645
    Oi SA.............................................................   179,758   1,024,583
    Oi SA ADR (670851104).............................................     7,319      41,133
   #Oi SA ADR (670851203).............................................    35,963     534,051
    Petroleo Brasileiro SA............................................    98,000     960,297
    Petroleo Brasilerio SA ADR........................................ 1,144,389  22,464,356
    Porto Seguro SA...................................................   105,164     909,382
    Raia Drogasil SA..................................................   144,500   1,623,263
    Redecard SA.......................................................   193,700   3,124,041

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
BRAZIL -- (Continued)
    Souza Cruz SA.....................................................    369,370 $  5,232,682
    Telefonica Brasil SA..............................................     13,346      282,329
   *Terna Participacoes SA............................................      1,300       45,289
    Tim Participacoes SA..............................................    288,200    1,201,068
   #Tim Participacoes SA ADR..........................................     47,642    1,007,628
    Totvs SA..........................................................     73,875    1,359,110
    Tractebel Energia SA..............................................    111,900    2,008,434
    Usinas Siderurgicas de Minas Gerais SA............................     39,100      157,797
    Vale SA Sponsored ADR.............................................  1,082,133   19,532,501
    WEG SA............................................................    248,866    2,277,102
                                                                                  ------------
TOTAL BRAZIL..........................................................             168,891,419
                                                                                  ------------
CHILE -- (1.8%)
   *AES Gener SA......................................................  1,202,095      653,651
    Aguas Andinas SA Series A.........................................  1,425,070      941,653
   #Banco de Chile SA Series F ADR....................................     39,148    3,344,766
    Banco de Credito e Inversiones SA.................................     26,330    1,668,985
    Banco Santander Chile SA ADR......................................     47,855    3,596,782
    CAP SA............................................................     55,691    2,001,530
    Cencosud SA.......................................................    734,428    4,198,905
    Cia Cervecerias Unidas SA.........................................      8,013      105,899
    Cia Cervecerias Unidas SA ADR.....................................     14,357      950,864
   *Colbun SA.........................................................  5,081,989    1,415,904
    Corpbanca SA...................................................... 94,605,487    1,181,711
   #Corpbanca SA ADR..................................................     22,366      415,560
    E.CL SA...........................................................    309,077      697,864
    Embotelladora Andina SA Series A ADR..............................     23,068      645,904
    Embotelladora Andina SA Series B ADR..............................     19,587      681,628
    Empresa Nacional de Electricidad SA Sponsored ADR.................    101,485    5,073,235
    Empresas CMPC SA..................................................    875,634    3,283,061
    Empresas Copec SA.................................................    354,551    5,142,550
    Enersis SA Sponsored ADR..........................................    270,752    4,480,946
    ENTEL Chile SA....................................................     87,440    1,719,457
   #Latam Airlines Group SA Sponsored ADR.............................    140,160    3,446,534
    Molibdenos y Metales SA...........................................      8,424      139,600
    Ripley Corp. SA...................................................    650,492      579,413
    S.A.C.I. Falabella SA.............................................    332,696    3,239,091
    Sigdo Koppers SA..................................................    338,893      815,028
   *Sociedad Matriz SAAM SA...........................................  1,065,488      118,081
    Sonda SA..........................................................    236,896      709,584
                                                                                  ------------
TOTAL CHILE...........................................................              51,248,186
                                                                                  ------------
CHINA -- (13.3%)
   #Agile Property Holdings, Ltd......................................  1,754,000    2,073,566
    Agricultural Bank of China, Ltd. Series H......................... 13,778,000    5,567,140
    Air China, Ltd. Series H..........................................  1,312,000      925,047
  #*Aluminum Corp. of China, Ltd. ADR.................................    112,680    1,152,716
  #*Angang Steel Co., Ltd. Series H...................................  1,422,000      726,840
   #Anhui Conch Cement Co., Ltd. Series H.............................    717,500    1,874,221
    Bank of China, Ltd. Series H...................................... 50,235,100   19,043,045
    Bank of Communications Co., Ltd. Series H.........................  4,968,515    3,276,922
   #BBMG Corp. Series H...............................................    710,000      440,427
    Beijing Enterprises Holdings, Ltd.................................    668,972    4,325,572
    Belle International Holdings, Ltd.................................  2,462,000    4,524,329
  #*Brilliance China Automotive Holdings, Ltd.........................  1,530,000    1,238,327
  #*BYD Co., Ltd. Series H............................................    415,886      702,270
    China Agri-Industries Holdings, Ltd...............................  1,958,202      963,726
    China BlueChemical, Ltd. Series H.................................  1,502,000      986,868
    China Citic Bank Corp., Ltd. Series H.............................  5,407,928    2,712,770
    China Coal Energy Co., Ltd. Series H..............................  3,184,777    2,913,391
    China Communications Construction Co., Ltd. Series H..............  3,213,000    2,801,844

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
CHINA -- (Continued)
   *China Communications Services Corp., Ltd. Series H................  2,892,000 $ 1,469,654
    China Construction Bank Corp. Series H............................ 39,774,590  26,675,005
  #*China COSCO Holdings Co., Ltd. Series H...........................  1,791,500     737,165
   *China Eastern Airlines Corp., Ltd. ADR............................      2,800      48,608
  #*China Eastern Airlines Corp., Ltd. Series H.......................    668,000     232,254
   #China Life Insurance Co., Ltd. ADR................................    323,770  13,349,037
    China Longyuan Power Group Corp. Series H.........................  1,387,000     893,883
   #China Mengniu Dairy Co., Ltd......................................    805,000   2,375,904
   #China Merchants Bank Co., Ltd. Series H...........................  2,871,534   5,260,129
   #China Merchants Holdings International Co., Ltd...................  1,105,321   3,408,950
    China Minsheng Banking Corp., Ltd. Series H.......................  3,729,500   3,434,917
    China Mobile, Ltd. Sponsored ADR..................................    797,772  46,366,509
   *China Molybdenum Co., Ltd. Series H...............................    170,322      63,028
   #China National Building Material Co., Ltd. Series H...............  1,781,916   1,727,376
    China Oilfield Services, Ltd. Series H............................    950,000   1,452,713
   #China Overseas Land & Investment, Ltd.............................  2,456,000   5,762,640
    China Pacific Insurance Group Co., Ltd. Series H..................  1,054,600   3,321,034
   #China Petroleum & Chemical Corp. ADR..............................    106,449   9,577,217
    China Petroleum & Chemical Corp. Series H.........................  2,542,000   2,292,720
   #China Railway Construction Corp., Ltd. Series H...................  2,554,000   2,219,181
   #China Railway Group, Ltd. Series H................................  1,902,000     827,469
   #China Resources Cement Holdings, Ltd..............................  1,220,000     638,980
    China Resources Enterprise, Ltd...................................  1,035,000   2,862,341
    China Resources Gas Group, Ltd....................................    510,000     988,429
   #China Resources Land, Ltd.........................................  1,430,000   2,869,407
    China Resources Power Holdings Co., Ltd...........................    912,000   1,916,551
    China Shenhua Energy Co., Ltd. Series H...........................  2,191,000   8,111,539
  #*China Shipping Container Lines Co., Ltd. Series H.................  4,653,000   1,118,373
    China Shipping Development Co., Ltd. Series H.....................  1,414,000     577,094
    China Southern Airlines Co., Ltd. ADR.............................     10,900     269,230
    China Southern Airlines Co., Ltd. Series H........................    980,000     486,181
   #China State Construction International Holdings, Ltd..............  1,004,000   1,040,313
   *China Taiping Insurance Holdings Co., Ltd.........................    525,400     733,322
    China Telecom Corp., Ltd. ADR.....................................     49,067   2,552,956
   #China Telecom Corp., Ltd. Series H................................  2,306,000   1,194,232
    China Unicom Hong Kong, Ltd. ADR..................................    470,600   6,875,466
   *Chongqing Rural Commercial Bank Class H...........................     26,000      10,098
    Citic Pacific, Ltd................................................  1,669,000   2,406,132
    CNOOC, Ltd........................................................  1,028,000   2,059,601
   #CNOOC, Ltd. ADR...................................................    104,300  20,891,290
    COSCO Pacific, Ltd................................................  2,165,997   2,985,001
  #*Country Garden Holdings Co., Ltd..................................  3,626,739   1,357,804
   #CSR Corp., Ltd. Series H..........................................  1,111,000     812,343
    Datang International Power Generation Co., Ltd. Series H..........  1,390,000     489,218
    Dongfang Electric Corp., Ltd. Series H............................    229,600     332,017
    Dongfeng Motor Group Co., Ltd. Series H...........................  1,788,000   2,468,281
    ENN Energy Holdings, Ltd..........................................    476,000   1,803,564
   #Evergrande Real Estate Group, Ltd.................................  5,180,000   2,392,878
   #Fosun International, Ltd..........................................  1,717,441     819,504
   #GCL-Poly Energy Holdings, Ltd.....................................  5,633,814     828,527
   #Geely Automobile Holdings, Ltd....................................  2,110,000     692,446
   #Golden Eagle Retail Group, Ltd....................................    362,000     647,710
   #Great Wall Motor Co., Ltd. Series H...............................    798,500   1,780,795
    Guangdong Investment, Ltd.........................................  1,564,000   1,125,433
   #Guangshen Railway Co., Ltd. Series H..............................    346,000     109,852
   #Guangshen Railway Co., Ltd. Sponsored ADR.........................     29,254     463,676
  #*Guangzhou Automobile Group Co., Ltd. Series H.....................  1,852,259   1,376,564
   #Guangzhou Pharmaceutical Co., Ltd. Series H.......................     76,000     132,011
   #Guangzhou R&F Properties Co., Ltd. Series H.......................  1,225,600   1,561,750
   *Haier Electronics Group Co., Ltd..................................    412,000     472,911
    Hengan International Group Co., Ltd...............................    409,000   3,875,591

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
CHINA -- (Continued)
   *Huadian Power International Corp. Series H........................    856,000 $    268,519
    Huaneng Power International, Inc. ADR.............................     34,452      984,294
    Huaneng Power International, Inc. Series H........................    204,000      147,593
    Industrial & Commercial Bank of China, Ltd. Series H.............. 41,453,185   23,636,317
    Jiangsu Express Co., Ltd. Series H................................    764,000      706,468
   #Jiangxi Copper Co., Ltd. Series H.................................    803,000    1,752,265
    Kunlun Energy Co., Ltd............................................  1,964,000    3,149,502
    Lenovo Group, Ltd.................................................  3,467,278    2,395,497
   #Longfor Properties Co., Ltd.......................................    942,000    1,380,076
  #*Maanshan Iron & Steel Co., Ltd. Series H..........................  1,620,000      360,251
   *Metallurgical Corp of China, Ltd. Series H........................  2,646,000      546,335
  #*Minmetals Resources, Ltd..........................................    388,000      145,047
  #*New World China Land, Ltd.........................................  2,554,000      977,058
   #Nine Dragons Paper Holdings, Ltd..................................  1,905,000      888,031
   #Parkson Retail Group, Ltd.........................................    841,500      753,754
   #PetroChina Co., Ltd. ADR..........................................    141,210   17,642,777
    PICC Property & Casualty Co., Ltd. Series H.......................  1,450,000    1,607,055
   #Ping An Insurance Group Co. of China, Ltd. Series H...............  1,116,500    8,693,609
  #*Renhe Commercial Holdings Co., Ltd................................  4,228,000      172,859
    Shandong Weigao Group Medical Polymer Co., Ltd. Series H..........    752,000      833,651
    Shanghai Electric Group Co., Ltd. Series H........................  2,392,000      893,358
    Shanghai Industrial Holdings, Ltd.................................    701,274    1,897,864
   #Shimao Property Holdings, Ltd.....................................  1,956,371    2,783,329
    Sino-Ocean Land Holdings, Ltd.....................................  2,261,500    1,091,314
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.................    952,000      254,220
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR............      6,545      175,079
  #*Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.................    888,000      167,175
   #Sinopharm Group Co., Ltd. Series H................................    444,400    1,300,540
   #Soho China, Ltd...................................................  2,899,263    2,151,321
    Tencent Holdings, Ltd.............................................    700,600   20,800,422
    Tingyi (Cayman Islands) Holding Corp..............................  1,112,000    2,735,747
   #Tsingtao Brewery Co., Ltd. Series H...............................    170,000      990,236
   #Uni-President China Holdings, Ltd.................................    759,000      721,180
    Want Want China Holdings, Ltd.....................................  3,279,000    3,954,356
   *Weichai Power Co., Ltd. Series H..................................    271,000      815,314
   *Wumart Stores, Inc. Series H......................................    108,000      208,413
   *Yanzhou Coal Mining Co., Ltd. Series H............................    228,000      336,249
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.......................    105,796    1,573,187
    Zhaojin Mining Industry Co., Ltd. Series H........................    485,000      598,273
    Zhejiang Expressway Co., Ltd. Series H............................    876,000      630,103
   #Zhongsheng Group Holdings, Ltd....................................    231,000      245,464
   #Zhuzhou CSR Times Electric Co., Ltd. Series H.....................    261,000      617,618
   #Zijin Mining Group Co., Ltd. Series H.............................  3,313,000    1,051,804
  #*Zoomlion Heavy Industry Science and Technology Co., Ltd. Series H.    783,000      870,502
   #ZTE Corp. Series H................................................    460,838      611,312
                                                                                  ------------
TOTAL CHINA...........................................................             386,389,163
                                                                                  ------------
COLOMBIA -- (0.4%)
    Bancolombia SA Sponsored ADR......................................     64,224    3,971,612
   #Ecopetrol SA Sponsored ADR........................................    151,320    8,660,044
                                                                                  ------------
TOTAL COLOMBIA........................................................              12,631,656
                                                                                  ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S...........................................................    184,371    6,205,637
    Komercni Banka A.S................................................     14,730    2,499,917
    Philip Morris CR A.S..............................................        168       90,657
    Telefonica Czech Republic A.S.....................................    142,100    2,687,075
   *Unipetrol A.S.....................................................      1,147        9,439
                                                                                  ------------
TOTAL CZECH REPUBLIC..................................................              11,492,725
                                                                                  ------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                        SHARES    VALUE++
                                                                        ------    -------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. Sponsored GDR.......... 197,320 $  872,613
   *Egyptian Financial Group-Hermes Holding GDR.......................     563      1,907
    Orascom Construction Industries GDR...............................  51,882  2,205,912
   *Orascom Telecom Holding S.A.E. GDR................................ 304,419    786,788
   *Orascom Telecom Media & Technology Holding S.A.E. GDR............. 246,435    103,503
                                                                               ----------
TOTAL EGYPT...........................................................          3,970,723
                                                                               ----------
HUNGARY -- (0.3%)
    EGIS Pharmaceuticals P.L.C........................................   1,281     88,939
    ELMU NYRT.........................................................     120      8,866
    Magyar Telekom Telecommunications P.L.C........................... 296,916    548,736
   #MOL Hungarian Oil & Gas P.L.C.....................................  42,653  3,068,264
   #OTP Bank P.L.C.................................................... 237,504  3,636,036
    Richter Gedeon NYRT...............................................  13,851  2,344,287
   *Tisza Chemical Group P.L.C........................................  24,314    201,462
                                                                               ----------
TOTAL HUNGARY.........................................................          9,896,590
                                                                               ----------
INDIA -- (7.2%)
    ABB, Ltd..........................................................  44,468    632,872
    ACC, Ltd..........................................................  43,053  1,026,849
    Adani Enterprises, Ltd............................................ 140,472    454,496
   *Adani Power, Ltd.................................................. 459,932    357,762
    Aditya Birla Nuvo, Ltd............................................  33,850    479,861
    Allahabad Bank, Ltd............................................... 168,800    403,626
    Ambuja Cements, Ltd............................................... 768,571  2,501,202
    Andhra Bank, Ltd..................................................  59,863    109,323
   *Apollo Hospitals Enterprise, Ltd..................................  46,407    526,486
   *Ashok Leyland, Ltd................................................ 667,374    266,326
    Asian Paints, Ltd.................................................  29,464  1,930,140
    Axis Bank, Ltd.................................................... 227,042  4,230,966
   *Bajaj Auto, Ltd...................................................  88,932  2,553,279
   *Bajaj Finserv, Ltd................................................  35,144    468,033
   *Bajaj Holdings & Investment, Ltd..................................  24,719    345,130
    Bank of India..................................................... 104,465    559,626
    Bharat Electronics, Ltd...........................................  13,836    291,832
    Bharat Forge, Ltd.................................................  64,036    345,353
    Bharat Heavy Electricals, Ltd..................................... 339,165  1,308,832
    Bharat Petroleum Corp., Ltd....................................... 148,062    964,144
    Bharti Airtel, Ltd................................................ 867,263  4,667,028
    Bhushan Steel, Ltd................................................  40,283    341,901
   *Biocon, Ltd.......................................................  21,170     91,521
    Bosch, Ltd........................................................  12,380  1,990,480
    Cadila Healthcare, Ltd............................................  25,295    403,239
   *Cairn India, Ltd.................................................. 401,975  2,406,957
    Canara Bank.......................................................  79,000    518,161
    Central Bank of India.............................................  31,634     40,585
    Cipla, Ltd........................................................ 354,995  2,161,001
    Colgate-Palmolive (India), Ltd....................................  21,434    443,807
    Container Corp. of India..........................................  23,244    391,990
    Coromandel International, Ltd. (B0VDZN5)..........................  44,218    197,286
   *Coromandel International, Ltd. (CH1415639)........................  44,218        795
    Corporation Bank..................................................   6,356     46,607
    Crisil, Ltd.......................................................   6,575    106,684
    Crompton Greaves, Ltd............................................. 169,046    352,452
    Cummins India, Ltd................................................  42,903    330,672
    Dabur India, Ltd.................................................. 495,434  1,067,305
   *Dish TV (India), Ltd.............................................. 218,853    271,607
   *Divi's Laboratories, Ltd..........................................  33,413    656,569
    DLF, Ltd.......................................................... 317,695  1,186,174
    Dr. Reddy's Laboratories, Ltd.....................................  22,080    640,162
    Dr. Reddy's Laboratories, Ltd. ADR................................  83,498  2,423,112

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDIA -- (Continued)
    Engineers India, Ltd..............................................    38,674 $   165,627
   *Essar Oil, Ltd....................................................   217,316     217,319
    Exide Industries, Ltd.............................................   185,043     424,926
   *Federal Bank, Ltd.................................................    83,714     620,725
    GAIL India, Ltd...................................................   102,223     650,740
    GAIL India, Ltd. Sponsored GDR....................................    28,791   1,099,096
   *Gillette India, Ltd...............................................     2,685     113,264
    GlaxoSmithKline Consumer Healthcare, Ltd..........................     6,584     312,608
    GlaxoSmithKline Pharmaceuticals, Ltd..............................    24,027     902,020
    Glenmark Pharmaceuticals, Ltd.....................................   101,902     701,766
   *GMR Infrastructure, Ltd...........................................   684,313     285,665
    Godrej Consumer Products, Ltd.....................................    58,902     659,602
   *Godrej Industries, Ltd............................................    41,050     174,665
    Grasim Industries, Ltd............................................     6,300     325,326
   *Havells India, Ltd................................................    13,283     127,457
    HCL Technologies, Ltd.............................................   111,470   1,038,212
    HDFC Bank, Ltd.................................................... 1,422,205  15,005,562
    Hero Honda Motors, Ltd. Series B..................................    46,249   1,659,016
    Hindalco Industries, Ltd..........................................   914,963   1,963,266
    Hindustan Petroleum Corp, Ltd.....................................    43,201     266,993
    Hindustan Unilever, Ltd...........................................   804,144   6,722,636
   *Hindustan Zinc, Ltd...............................................    85,823     183,442
    ICICI Bank, Ltd. Sponsored ADR....................................   208,679   7,224,467
    IDBI Bank, Ltd....................................................   346,191     546,437
   *Idea Cellular, Ltd................................................   805,036   1,151,304
    Indian Bank.......................................................   126,858     405,198
    Indian Oil Corp., Ltd.............................................   205,284   1,003,446
    Indian Overseas Bank..............................................    62,877      81,774
   *IndusInd Bank, Ltd................................................    51,381     308,438
    Infosys, Ltd......................................................   214,112   8,506,126
   #Infosys, Ltd. Sponsored ADR.......................................   138,225   5,470,946
    Infrastructure Development Finance Co., Ltd.......................   601,656   1,442,719
    ITC, Ltd.......................................................... 2,036,173   9,374,265
    Jaiprakash Associates, Ltd........................................ 1,336,264   1,751,785
   *Jaiprakash Power Ventures, Ltd....................................   432,110     245,792
    Jindal Steel & Power, Ltd.........................................   373,815   2,661,122
    JSW Energy, Ltd...................................................   454,354     405,513
    JSW Steel, Ltd....................................................   124,632   1,497,633
    Kotak Mahindra Bank, Ltd..........................................   183,963   1,768,256
    Larsen & Toubro, Ltd..............................................   211,722   5,163,930
    LIC Housing Finance, Ltd..........................................    53,635     252,549
    Lupin, Ltd........................................................   146,419   1,570,824
    Mahindra & Mahindra, Ltd..........................................   298,575   3,731,783
    Mangalore Refinery & Petrochemicals, Ltd..........................   399,619     417,255
    Marico, Ltd.......................................................   116,346     406,205
    Maruti Suzuki India, Ltd..........................................    39,141     797,418
   *Motherson Sumi Systems, Ltd.......................................    24,479      70,184
    Mphasis, Ltd......................................................    55,126     388,942
    Mundra Port & Special Economic Zone, Ltd..........................   223,856     482,948
    National Aluminium Co., Ltd.......................................   104,051      99,542
    Nestle India, Ltd.................................................     5,460     439,850
   *NHPC, Ltd......................................................... 1,831,020     598,871
    NTPC, Ltd.........................................................   312,039     876,910
    Oberoi Realty, Ltd................................................     4,158      17,353
    Oil & Natural Gas Corp., Ltd......................................   699,873   3,602,370
    Oil India, Ltd....................................................    58,452     522,930
   *Oracle Financial Services Software, Ltd...........................    17,900     819,017
    Oriental Bank of Commerce.........................................    85,829     370,583
    Petronet LNG, Ltd.................................................   128,888     338,551
   *Pidilite Industries, Ltd..........................................    60,329     181,529
    Piramal Healthcare, Ltd...........................................    58,908     546,816

THE EMERGING MARKETS SERIES
CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
INDIA -- (Continued)
    Power Grid Corp. of India, Ltd....................................    741,612 $  1,579,904
    Proctor & Gamble Hygiene & Health Care, Ltd.......................      7,710      311,303
   *Ranbaxy Laboratories, Ltd.........................................    131,027    1,167,399
    Reliance Capital, Ltd.............................................     97,310      580,248
    Reliance Communications, Ltd......................................    523,134      525,588
    Reliance Energy, Ltd..............................................    111,967      988,414
    Reliance Industries, Ltd..........................................  1,432,266   19,027,309
   *Reliance Power, Ltd...............................................    454,346      740,559
    Rural Electrification Corp., Ltd..................................     47,495      159,694
   *Satyam Computer Services, Ltd.....................................    401,693      587,338
    Sesa Goa, Ltd.....................................................    563,951    1,924,420
    Shree Cement, Ltd.................................................      4,414      251,882
    Shriram Transport Finance Co., Ltd................................     76,457      787,953
    Siemens, Ltd......................................................      4,042       49,268
   *SJVN, Ltd.........................................................    180,017       65,123
    State Bank of India...............................................    104,332    3,745,935
    Steel Authority of India, Ltd.....................................    311,336      477,422
    Sterlite Industries (India), Ltd..................................  1,725,980    3,309,057
    Sun Pharmaceuticals Industries, Ltd...............................    333,183    3,920,165
    Sun TV Network, Ltd...............................................     51,868      246,533
   *Suzlon Energy, Ltd................................................    185,547       60,977
    Tata Chemicals, Ltd...............................................     85,384      468,047
    Tata Communications, Ltd..........................................     36,123      160,017
    Tata Consultancy Services, Ltd....................................    436,140    9,693,422
    Tata Motors, Ltd..................................................    679,237    2,731,455
  #*Tata Motors, Ltd. Sponsored ADR...................................     74,595    1,506,819
    Tata Power Co., Ltd...............................................    975,200    1,714,656
    Tata Steel, Ltd...................................................    258,263    1,916,216
    Tata Tea, Ltd.....................................................    245,594      561,760
    Tech Mahindra, Ltd................................................     17,543      224,851
    Titan Industries, Ltd.............................................    134,265      533,494
    Torrent Power, Ltd................................................     69,742      196,429
    Ultratech Cement, Ltd.............................................     40,093    1,180,418
   *Unitech, Ltd......................................................  1,144,527      447,464
    United Breweries, Ltd.............................................     33,290      331,784
    United Phosphorus, Ltd............................................    135,349      290,246
    United Spirits, Ltd...............................................     67,297      981,287
    Wipro, Ltd........................................................    480,402    2,916,281
   *Wockhardt, Ltd....................................................      6,323      111,375
   *Yes Bank, Ltd.....................................................    161,542    1,054,039
    Zee Entertainment Enterprises, Ltd................................    333,386    1,008,010
                                                                                  ------------
TOTAL INDIA...........................................................             208,188,308
                                                                                  ------------
INDONESIA -- (2.9%)
    PT Adaro Energy Tbk............................................... 12,163,000    1,864,184
    PT Aneka Tambang Persero Tbk......................................    960,000      129,385
    PT Astra Agro Lestari Tbk.........................................    317,000      765,613
    PT Astra International Tbk........................................ 18,834,110   13,846,846
    PT Bank Central Asia Tbk..........................................  9,187,000    7,742,158
    PT Bank Danamon Indonesia Tbk.....................................  3,627,079    2,314,053
    PT Bank Mandiri Persero Tbk.......................................  7,509,617    6,536,676
    PT Bank Negara Indonesia Persero Tbk..............................  6,506,722    2,719,777
   *PT Bank Pan Indonesia Tbk.........................................  8,354,000      632,142
    PT Bank Rakyat Indonesia Persero Tbk..............................  8,398,500    6,165,035
   *PT Bank Tabungan Pensiunan Nasional Tbk...........................    742,500      329,158
    PT Bayan Resources Tbk............................................     79,500       91,688
    PT Bumi Resources Tbk............................................. 10,960,000    1,196,598
   *PT Bumi Serpong Damai Tbk.........................................  5,554,500      670,111
    PT Charoen Pokphand Indonesia Tbk.................................  5,893,500    1,976,907
   *PT Global Mediacom Tbk............................................  4,914,000      905,370
    PT Gudang Garam Tbk...............................................    388,000    2,298,814

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
INDONESIA -- (Continued)
    PT Harum Energy Tbk...............................................    79,500 $    47,135
    PT Holcim Indonesia Tbk...........................................   316,000      87,338
    PT Indo Tambangraya Megah Tbk.....................................   282,000   1,051,763
    PT Indocement Tunggal Prakarsa Tbk................................ 1,063,500   2,404,699
   *PT Indofood CBP Sukses Makmur Tbk.................................     6,500       4,506
    PT Indofood Sukses Makmur Tbk..................................... 3,880,500   2,205,047
    PT Indosat Tbk....................................................   738,500     376,576
    PT Indosat Tbk ADR................................................     1,674      42,888
    PT Jasa Marga Persero Tbk......................................... 1,362,000     816,806
    PT Kalbe Farma Tbk................................................ 3,036,000   1,222,992
    PT Lippo Karawaci Tbk............................................. 1,263,500     118,457
    PT Media Nusantara Citra Tbk...................................... 2,911,000     727,439
   *PT Panasia Indosyntec Tbk.........................................    75,100         857
    PT Perusahaan Gas Negara Persero Tbk.............................. 6,775,000   2,702,979
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk............. 2,582,000     747,645
    PT Semen Gresik Persero Tbk....................................... 2,453,500   3,341,741
    PT Sinar Mas Agro Resources & Technology Tbk...................... 1,116,500     758,745
   *PT Surya Citra Media Tbk..........................................   180,500     196,799
    PT Tambang Batubara Bukit Asam Persero Tbk........................   599,500   1,001,084
    PT Telekomunikasi Indonesia Persero Tbk........................... 7,917,640   7,636,113
    PT Unilever Indonesia Tbk......................................... 1,541,500   3,936,353
    PT United Tractors Tbk............................................ 1,364,196   3,005,137
    PT Vale Indonesia Tbk............................................. 2,957,000     753,582
    PT XL Axiata Tbk.................................................. 1,513,500     980,006
                                                                                 -----------
TOTAL INDONESIA.......................................................            84,351,202
                                                                                 -----------
ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd............................................        --           2
   *Koor Industries, Ltd..............................................         1           4
    Osem Investments, Ltd.............................................         1           7
                                                                                 -----------
TOTAL ISRAEL..........................................................                    13
                                                                                 -----------
MALAYSIA -- (3.9%)
    Affin Holdings Berhad.............................................   318,200     370,044
    AirAsia Berhad....................................................   956,200   1,140,377
    Alliance Financial Group Berhad...................................   982,400   1,329,943
    AMMB Holdings Berhad.............................................. 1,284,559   2,627,685
    Axiata Group Berhad............................................... 2,221,275   4,152,205
    Batu Kawan Berhad.................................................    46,400     276,601
    Berjaya Corp. Berhad..............................................   554,000     128,881
   *Berjaya Land Berhad...............................................    95,000      25,461
    Berjaya Sports Toto Berhad........................................   709,264     968,082
    Boustead Holdings Berhad..........................................   359,386     630,599
    British American Tobacco Malaysia Berhad..........................   126,900   2,416,706
    CIMB Group Holdings Berhad........................................ 3,992,654   9,990,801
    Dialog Group Berhad............................................... 1,014,000     774,698
    DiGi.Com Berhad................................................... 3,294,620   4,663,045
    DRB-Hicom Berhad..................................................   744,200     610,205
    Fraser & Neave Holdings Berhad....................................    61,000     374,129
    Gamuda Berhad..................................................... 1,485,900   1,660,786
    Genting (Malaysia) Berhad......................................... 2,820,500   3,024,208
    Genting Berhad.................................................... 1,994,000   6,019,282
    Genting Plantations Berhad........................................   239,300     720,617
    Hong Leong Bank Berhad............................................   592,860   2,586,341
    Hong Leong Financial Group Berhad.................................   205,729     815,846
    IJM Corp. Berhad.................................................. 1,165,260   1,922,060
    IOI Corp. Berhad.................................................. 3,106,605   5,287,129
    Kuala Lumpur Kepong Berhad........................................   443,400   3,357,400
    Kulim (Malaysia) Berhad...........................................   417,300     688,141
    Lafarge Malayan Cement Berhad.....................................   259,580     661,607
    Malayan Banking Berhad............................................ 2,638,637   7,371,099

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CONTINUED

                                                                                SHARES      VALUE++
                                                                                ------      -------
MALAYSIA -- (Continued)
    Malaysia Airports Holdings Berhad......................................    204,700 $    363,566
   *Malaysian Airlines System Berhad.......................................    751,834      254,600
    Maxis Berhad...........................................................  1,579,100    3,230,042
    MISC Berhad............................................................  1,391,098    2,003,550
    MMC Corp. Berhad.......................................................  1,092,100      834,578
    Nestle (Malaysia) Berhad...............................................    195,700    3,747,574
    Parkson Holdings Berhad................................................    477,820      738,824
    Petronas Chemicals Group Berhad........................................  1,427,400    2,998,204
    Petronas Dagangan Berhad...............................................    257,600    1,722,256
    Petronas Gas Berhad....................................................    475,500    2,806,710
    Pharmaniaga Berhad.....................................................      5,452       16,515
    PPB Group Berhad.......................................................    392,300    1,902,991
    Public Bank Berhad.....................................................     67,739      310,344
    Public Bank Berhad Foreign Market Shares...............................  1,039,201    4,772,042
    RHB Capital Berhad.....................................................    586,478    1,377,272
    Shell Refining Co. Federation of Malaysia Berhad.......................    129,700      379,365
    Sime Darby Berhad......................................................  2,342,720    7,342,099
    Telekom Malaysia Berhad................................................    957,700    1,724,823
    Tenaga Nasional Berhad.................................................  2,144,050    4,618,054
   *UEM Land Holdings Berhad...............................................  1,209,537      765,292
    UMW Holdings Berhad....................................................    475,466    1,433,919
    United Plantations Berhad..............................................     23,700      196,560
    YTL Corp. Berhad.......................................................  5,631,351    3,334,175
    YTL Power International Berhad.........................................  1,359,440      778,818
                                                                                       ------------
TOTAL MALAYSIA.............................................................             112,246,151
                                                                                       ------------
MEXICO -- (5.9%)
   #Alfa S.A.B. de C.V. Series A...........................................    276,600    4,420,483
    America Movil S.A.B. de C.V. Series L.................................. 33,690,314   44,993,043
    America Movil S.A.B. de C.V. Series L ADR..............................     22,528      601,272
    Arca Continental S.A.B. de C.V.........................................    349,300    2,194,534
   *Cemex S.A.B de C.V.....................................................    301,238      209,078
  #*Cemex S.A.B. de C.V. Sponsored ADR.....................................  1,144,044    7,962,546
   #Coca-Cola Femsa S.A.B. de C.V. Series L................................    298,900    3,348,957
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR...........................      1,250      138,988
    Controladora Comercial Mexicana S.A.B. de C.V. Series B................    134,556      307,591
   *Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B......     15,827        7,855
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.......................    123,184      972,430
    Fomento Economico Mexicano S.A.B. de C.V...............................  1,901,129   16,225,750
  #*Genomma Lab Internacional S.A.B. de C.V. Series B......................    264,900      535,238
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....................      3,339      131,423
   *Grupo Aeroportuario del Pacifico S.A.B. de C.V. Series B...............     51,486      202,096
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....................     34,897    3,109,672
    Grupo Bimbo S.A.B. de C.V. Series A....................................  1,538,500    3,829,330
   #Grupo Carso S.A.B. de C.V. Series A-1..................................    639,132    2,210,300
   #Grupo Comercial Chedraui S.A. de C.V...................................     83,218      218,832
   #Grupo Elektra S.A. de C.V..............................................     88,187    4,145,920
    Grupo Financiero Banorte S.A.B. de C.V. Series O.......................  1,508,429    8,098,795
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.......................  1,863,628    4,904,837
   *Grupo Industrial Maseca S.A.B. de C.V. Series B........................    205,546      235,709
    Grupo Mexico S.A.B. de C.V. Series B...................................  3,938,416   11,076,193
   #Grupo Modelo S.A.B. de C.V. Series C...................................    661,784    5,986,586
   *Grupo Qumma S.A. de C.V. Series B......................................      1,591           22
   #Grupo Televisa S.A.B...................................................  1,704,800    7,755,792
    Grupo Televisa S.A.B. Sponsored ADR....................................    128,240    2,922,590
   *Impulsora del Desarrollo y El Empleo en America Latina S.A.B. de C.V...  2,373,426    3,872,869
   *Industrias CH S.A.B. de C.V. Series B..................................     31,300      156,824
   #Industrias Penoles S.A.B. de C.V.......................................     99,638    4,075,879
   *Inmuebles Carso S.A.B. de C.V. Series B-1..............................        132          101
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......................  1,823,400    3,795,294
   #Mexichem S.A.B. de C.V. Series *.......................................    518,328    2,451,617

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
MEXICO -- (Continued)
  #*Minera Frisco S.A.B. de C.V. Series A-1...........................   785,532 $  3,108,222
   *OHL Mexico S.A.B. de C.V..........................................    13,000       19,747
  #*Organizacion Soriana S.A.B. de C.V. Series B...................... 1,112,075    3,328,239
   *Savia S.A. de C.V. Series A.......................................   120,000        7,219
   #Wal-Mart de Mexico S.A.B. de C.V. Series V........................ 4,944,929   13,947,760
                                                                                 ------------
TOTAL MEXICO..........................................................            171,509,633
                                                                                 ------------
PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR................................   131,733    4,797,716
    Credicorp, Ltd....................................................    62,859    7,287,872
                                                                                 ------------
TOTAL PERU............................................................             12,085,588
                                                                                 ------------
PHILIPPINES -- (1.1%)
    Aboitiz Equity Ventures, Inc...................................... 1,519,900    1,786,755
    Aboitiz Power Corp................................................ 1,446,200    1,193,229
    Alliance Global Group, Inc........................................ 6,710,300    1,868,776
    Ayala Corp. Series A..............................................   217,645    2,261,297
    Ayala Land, Inc................................................... 4,735,418    2,468,818
    Bank of the Philippine Islands....................................   948,514    1,645,379
    BDO Unibank, Inc.................................................. 1,519,961    2,339,348
    DMCI Holdings, Inc................................................   537,200      751,207
    Energy Development Corp........................................... 5,710,100      827,230
   *Filipina Water Bottling Corp...................................... 2,006,957           --
    Globe Telecom, Inc................................................    26,545      728,052
    International Container Terminal Services, Inc....................   723,570    1,255,180
   *JG Summit Holdings, Inc...........................................   168,900      136,556
    Jollibee Foods Corp...............................................   354,660      873,704
    Manila Electric Co................................................   168,020    1,063,129
    Metro Bank & Trust Co.............................................   881,923    2,106,719
    Metro Pacific Investments Corp.................................... 7,894,000      787,268
    Philippine Long Distance Telephone Co.............................    42,445    2,779,979
   *Robinson's Land Corp. Series B....................................   700,400      325,882
    San Miguel Corp...................................................   413,770    1,102,790
   *Security Bank Corp................................................   153,220      517,187
   *Semirara Mining Corp..............................................   112,800      604,309
    SM Investments Corp...............................................   163,760    2,930,440
    SM Prime Holdings, Inc............................................ 4,184,710    1,399,411
    Universal Robina Corp.............................................   879,930    1,235,620
                                                                                 ------------
TOTAL PHILIPPINES.....................................................             32,988,265
                                                                                 ------------
POLAND -- (1.3%)
    Asseco Poland SA..................................................     9,607      130,490
   *Bank Handlowy w Warszawie SA......................................    37,967      918,808
   *Bank Millennium SA................................................   701,813      731,714
    Bank Pekao SA.....................................................   113,393    4,731,505
   *BRE Bank SA.......................................................    13,064    1,110,765
    Browary Zywiec SA.................................................    12,628    1,927,857
   *Cyfrowy Polsat SA.................................................    79,369      347,389
    Enea SA...........................................................    37,024      172,228
    Eurocash SA.......................................................    42,530      497,184
   *Getin Noble Bank SA............................................... 1,028,245      489,877
   *Grupa Lotos SA....................................................    38,603      301,326
   *ING Bank Slaski SA................................................    27,713      632,257
   *Kernel Holding SA.................................................    46,175      962,489
    KGHM Polska Miedz SA..............................................   122,541    4,629,147
   *Kredyt Bank SA....................................................    65,825      282,493
   *LPP SA............................................................       262      264,906
    Lubelski Wegiel Bogdanka SA.......................................    23,499      853,666
    PGE SA............................................................   580,249    3,227,492
   *Polski Koncern Naftowy Orlen SA...................................   311,446    3,327,749

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
POLAND -- (Continued)
    Polskie Gornictwo Naftowe I Gazownictwo SA........................ 1,130,284 $  1,368,591
    Powszechna Kasa Oszczednosci Bank Polski SA.......................   377,362    3,662,727
   *Powszechny Zaklad Ubezpieczen SA..................................    44,325    4,681,987
    Synthos SA........................................................   436,090      690,200
    Tauron Polska Energia SA..........................................   115,622      158,859
    Telekomunikacja Polska SA.........................................   591,537    2,786,830
                                                                                 ------------
TOTAL POLAND..........................................................             38,888,536
                                                                                 ------------
RUSSIA -- (4.3%)
   *Eurasia Drilling Co., Ltd. GDR....................................    11,694      320,468
   *Federal Hydrogenerating Co. ADR...................................   954,715    2,329,620
    Gazprom Neft OAO Sponsored ADR....................................     4,893      114,922
   *Gazprom OAO Sponsored ADR......................................... 4,557,577   41,904,212
   *Globaltrans Investment P.L.C. Sponsored GDR.......................    18,809      354,564
   *Lukoil OAO Sponsored ADR..........................................   376,321   21,157,042
   *Magnitogorsk Iron & Steel Works Sponsored GDR.....................   127,856      474,073
   *Mail.ru Group, Ltd. GDR...........................................    35,369    1,066,970
   #Mechel Sponsored ADR..............................................   170,001    1,101,606
   *MMC Norilsk Nickel JSC ADR........................................   532,268    8,194,224
    Novolipetsk Steel OJSC GDR........................................    83,762    1,387,889
   *Novorossiysk Sea Trade Port GDR...................................    32,330      236,387
   *O'Key Group SA GDR................................................       890        8,121
   *PIK Group GDR.....................................................    36,593       81,711
    Rosneft OAO GDR................................................... 1,182,588    7,079,632
   *Rostelecom OJSC Sponsored ADR.....................................     5,738      119,616
   *Sberbank of Russia Sponsored ADR.................................. 1,406,251   15,557,580
    Severstal OAO GDR.................................................   148,190    1,652,198
   *Surgutneftegas OAO Sponsored ADR..................................    36,534      304,585
   *Tatneft OAO Sponsored ADR (B1G50G1)...............................   143,712    5,376,206
   *Tatneft OAO Sponsored ADR (B549DL9)...............................     6,608      250,552
    TMK OAO GDR.......................................................    52,030      742,120
    Uralkali OJSC GDR.................................................   216,536    8,993,485
    VimpelCom, Ltd. Sponsored ADR.....................................   254,137    2,132,209
    VTB Bank OJSC GDR................................................. 1,024,422    3,329,514
   *X5 Retail Group NV GDR............................................    62,278    1,216,248
                                                                                 ------------
TOTAL RUSSIA..........................................................            125,485,754
                                                                                 ------------
SOUTH AFRICA -- (7.7%)
    ABSA Group, Ltd...................................................   365,243    5,964,667
    African Bank Investments, Ltd.....................................   670,424    2,970,545
    African Rainbow Minerals, Ltd.....................................   105,298    1,976,726
   #Anglo American Platinum, Ltd......................................    64,638    3,300,058
    AngloGold Ashanti, Ltd. Sponsored ADR.............................   242,397    8,243,922
    ArcelorMittal South Africa, Ltd...................................   236,779    1,285,146
    Aspen Pharmacare Holdings, Ltd....................................   220,922    3,852,897
   #Assore, Ltd.......................................................    25,020      895,784
    Barloworld, Ltd...................................................   239,472    2,395,513
    Bidvest Group, Ltd................................................   240,239    5,724,997
    Capitec Bank Holdings, Ltd........................................    25,222      663,806
    Discovery Holdings, Ltd...........................................   357,805    2,332,939
    Exxaro Resources, Ltd.............................................    94,164    1,915,273
    FirstRand, Ltd.................................................... 2,452,110    8,249,277
    Foschini Group, Ltd. (The)........................................   162,399    2,785,345
    Gold Fields, Ltd. Sponsored ADR...................................   594,941    7,674,739
    Growthpoint Properties, Ltd.......................................   764,019    2,390,472
    Harmony Gold Mining Co., Ltd......................................   132,269    1,314,310
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......................   331,569    3,256,008
    Impala Platinum Holdings, Ltd.....................................   478,692    7,482,965
    Imperial Holdings, Ltd............................................   160,023    3,612,278
   #Investec, Ltd.....................................................   213,862    1,266,907
   #Kumba Iron Ore, Ltd...............................................    62,951    3,940,780

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

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CONTINUED

                                                                          SHARES      VALUE++
                                                                          ------      -------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.............................................   155,216 $  1,750,242
    Life Healthcare Group Holdings, Ltd...............................   617,717    2,489,173
    Massmart Holdings, Ltd............................................    65,716    1,391,991
    Mediclinic International, Ltd.....................................   231,976    1,118,024
    MMI Holdings, Ltd................................................. 1,197,522    2,693,013
    Mondi, Ltd........................................................   112,880      960,188
    Mr. Price Group, Ltd..............................................   200,893    2,983,507
    MTN Group, Ltd.................................................... 1,575,988   28,467,969
    Naspers, Ltd. Series N............................................   306,562   16,879,887
    Nedbank Group, Ltd................................................   189,081    4,197,451
    Network Healthcare Holdings, Ltd..................................   811,118    1,590,937
   #Pick'n Pay Stores, Ltd............................................   244,318    1,250,942
    PSG Group, Ltd....................................................    64,012      525,700
    Sanlam, Ltd....................................................... 1,568,615    6,772,056
   *Sappi, Ltd. Sponsored ADR.........................................     1,300        3,809
   #Sasol, Ltd. Sponsored ADR.........................................   552,392   22,918,744
    Shoprite Holdings, Ltd............................................   398,137    7,807,697
    Spar Group, Ltd. (The)............................................   109,981    1,585,309
    Standard Bank Group, Ltd.......................................... 1,004,298   13,798,236
  #*Steinhoff International Holdings, Ltd............................. 1,077,927    3,193,987
    Tiger Brands, Ltd.................................................    92,531    2,973,459
    Truworths International, Ltd......................................   297,934    3,732,490
    Tsogo Sun Holdings, Ltd...........................................   288,868      698,772
    Vodacom Group, Ltd................................................   370,100    4,256,776
    Woolworths Holdings, Ltd..........................................   604,872    3,946,181
                                                                                 ------------
TOTAL SOUTH AFRICA....................................................            221,481,894
                                                                                 ------------
SOUTH KOREA -- (14.2%)
   #Amorepacific Corp.................................................     3,479    3,149,899
   *Amorepacific Group................................................     1,671      542,332
   *BS Financial Group, Inc...........................................   143,130    1,497,897
    Cheil Industrial, Inc.............................................    35,522    3,027,313
   #CJ Cheiljedang Corp...............................................     6,615    1,617,591
   *CJ Corp...........................................................     9,154      590,439
    Daelim Industrial Co., Ltd........................................    25,698    1,970,034
  #*Daewoo Engineering & Construction Co., Ltd........................   125,248      937,059
    Daewoo International Corp.........................................    38,863    1,228,990
    Daewoo Securities Co., Ltd........................................   220,281    2,038,767
    Daewoo Shipbuilding & Marine Engineering Co., Ltd.................   109,830    2,398,520
    Dongbu Insurance Co., Ltd.........................................    34,270    1,264,727
    Doosan Corp.......................................................     7,623      886,892
   #Doosan Heavy Industries & Construction Co., Ltd...................    50,399    2,685,562
  #*Doosan Infracore Co., Ltd.........................................    82,000    1,301,115
    E-Mart Co., Ltd...................................................    18,616    4,314,900
   #GS Engineering & Construction Corp................................    30,335    1,847,193
    GS Holdings Corp..................................................    58,759    2,954,333
    Hana Financial Group, Inc.........................................   189,941    6,015,558
   #Hankook Tire Co., Ltd.............................................    82,310    3,017,050
   *Hanwha Chemical Corp..............................................    94,470    1,728,296
   #Honam Petrochemical Corp..........................................    11,457    2,385,460
   #Hyundai Department Store Co., Ltd.................................    12,857    1,442,122
    Hyundai Engineering & Construction Co., Ltd.......................    44,071    2,302,379
   #Hyundai Glovis Co., Ltd...........................................     8,753    1,670,813
    Hyundai Heavy Industries Co., Ltd.................................    39,020    8,268,230
   #Hyundai Hysco Co., Ltd............................................    22,014      847,856
    Hyundai Marine & Fire Insurance Co., Ltd..........................    48,160    1,188,592
  #*Hyundai Merchant Marine Co., Ltd..................................    31,751      697,181
    Hyundai Mobis.....................................................    53,070   13,941,990
    Hyundai Motor Co., Ltd............................................   117,529   24,416,045
   #Hyundai Steel Co..................................................    58,560    4,305,114
    Industrial Bank of Korea, Ltd.....................................   180,660    1,945,986

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

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CONTINUED

                                                                        SHARES      VALUE++
                                                                        ------      -------
SOUTH KOREA -- (Continued)
   #Kangwon Land, Inc................................................. 114,660 $  2,355,608
    KB Financial Group, Inc........................................... 221,185    6,965,605
    KB Financial Group, Inc. ADR......................................  73,168    2,292,353
    KCC Corp..........................................................   5,799    1,450,337
   #KEPCO Engineering & Construction Co., Inc.........................   4,794      289,060
   *KEPCO Plant Service & Engineering Co., Ltd........................   2,000       87,950
    Kia Motors Corp................................................... 224,568   15,394,298
   *Korea Electric Power Corp......................................... 210,090    4,693,322
   *Korea Exchange Bank............................................... 323,750    2,390,191
    Korea Gas Corp....................................................  15,380      601,955
    Korea Life Insurance Co., Ltd..................................... 141,910      814,929
    Korea Zinc Co., Ltd...............................................   5,999    2,023,213
   *Korean Air Co., Ltd...............................................  26,785    1,136,437
    KT Corp...........................................................  34,580      987,027
    KT&G Corp......................................................... 103,590    7,631,097
    Kumho Petro chemical Co., Ltd.....................................  10,762    1,158,503
    LG Chemical, Ltd..................................................  33,813    9,278,472
    LG Corp........................................................... 118,265    6,064,000
   *LG Display Co., Ltd...............................................  11,540      246,515
  #*LG Display Co., Ltd. ADR.......................................... 390,619    4,175,717
   #LG Electronics, Inc...............................................  97,300    5,319,214
   #LG Household & Healthcare Co., Ltd................................   6,362    3,279,756
    LG Uplus Corp..................................................... 259,030    1,503,121
   *Lotte Confectionary Co., Ltd......................................     139      193,281
    Lotte Shopping Co., Ltd...........................................   8,546    2,184,332
   #LS Corp...........................................................   5,094      397,418
   *Mando Corp........................................................   8,858    1,270,970
    NCsoft Corp.......................................................  10,782    2,118,826
    NHN Corp..........................................................  29,461    7,139,833
   #OCI Co., Ltd......................................................  11,448    2,014,130
   #ORION Corp........................................................   2,306    1,824,029
    POSCO.............................................................  47,362   15,127,220
   #POSCO ADR.........................................................  25,311    2,012,984
   *S1 Corp...........................................................  11,620      591,570
   #Samsung C&T Corp.................................................. 101,656    5,736,740
    Samsung Card Co., Ltd.............................................  23,720      698,120
   #Samsung Electro-Mechanics Co., Ltd................................  43,148    4,005,323
    Samsung Electronics Co., Ltd......................................  69,482   79,871,042
    Samsung Electronics Co., Ltd. GDR.................................  49,372   28,354,133
    Samsung Engineering Co., Ltd......................................  20,119    3,220,747
    Samsung Fire & Marine Insurance, Ltd..............................  35,022    6,550,078
    Samsung Heavy Industries Co., Ltd................................. 126,000    4,308,484
    Samsung Life Insurance Co., Ltd...................................  46,228    3,782,087
   #Samsung SDI Co., Ltd..............................................  37,340    4,665,331
    Samsung Securities Co., Ltd.......................................  51,367    2,178,781
   #Samsung Techwin Co., Ltd..........................................  26,142    1,673,411
    Shinhan Financial Group Co., Ltd.................................. 262,696    8,332,275
    Shinhan Financial Group Co., Ltd. ADR.............................  40,746    2,589,408
    Shinsegae Co., Ltd................................................   6,575    1,207,994
    SK C&C Co., Ltd...................................................  15,006    1,319,736
   #SK Holdings Co., Ltd..............................................  28,989    3,936,470
   *SK Hynix, Inc..................................................... 377,340    7,167,931
    SK Innovation Co., Ltd............................................  51,889    7,051,720
    SK Networks Co., Ltd..............................................  65,380      510,681
    SK Telecom Co., Ltd...............................................   7,048      895,625
   #S-Oil Corp........................................................  42,124    3,545,176
    Woongjin Coway Co., Ltd...........................................  37,470    1,169,311
    Woori Finance Holdings Co., Ltd................................... 305,060    2,971,149
   *Woori Investment & Securities Co., Ltd............................ 106,990    1,017,693
                                                                               ------------
TOTAL SOUTH KOREA.....................................................          410,198,954
                                                                               ------------

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

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CONTINUED

                                                                          SHARES     VALUE++
                                                                          ------     -------
TAIWAN -- (10.4%)
   #Acer, Inc......................................................... 2,582,040 $ 2,350,059
   #Advanced Semiconductor Engineering, Inc........................... 3,933,679   3,023,793
   *Advanced Semiconductor Engineering, Inc. ADR......................    68,200     259,842
    Advantech Co., Ltd................................................   202,200     713,913
   #Asia Cement Corp.................................................. 2,217,802   2,797,354
   #Asustek Computer, Inc.............................................   532,180   4,893,107
   #AU Optronics Corp................................................. 4,044,873   1,229,976
    AU Optronics Corp. Sponsored ADR..................................   295,728     884,227
   #Catcher Technology Co., Ltd.......................................   302,429   1,444,665
  #*Cathay Financial Holdings Co., Ltd................................ 5,534,572   5,430,550
    Chang Hwa Commercial Bank......................................... 2,901,610   1,560,814
   #Cheng Shin Rubber Industry Co., Ltd............................... 1,399,783   3,701,870
    Cheng Uei Precision Industry Co., Ltd.............................   112,109     202,980
    Chicony Electronics Co., Ltd......................................   361,806     694,056
  #*Chimei Innolux Corp............................................... 5,431,818   1,711,197
    China Airlines, Ltd............................................... 2,142,536     887,466
    China Development Financial Holding Corp.......................... 9,666,121   2,244,374
   #China Life Insurance Co., Ltd..................................... 1,513,020   1,455,834
  #*China Motor Corp..................................................   649,000     550,009
   #China Petrochemical Development Corp.............................. 1,366,500   1,115,676
    China Steel Chemical Corp.........................................    32,000     139,161
   #China Steel Corp.................................................. 9,630,481   8,537,877
    Chinatrust Financial Holdings Co., Ltd............................ 8,443,301   5,010,298
   *Chunghwa Telecom Co., Ltd.........................................   221,000     659,544
   #Chunghwa Telecom Co., Ltd. ADR....................................   226,956   6,733,785
    Clevo Co., Ltd....................................................    63,000      82,275
   #Compal Electronics, Inc........................................... 3,781,541   3,522,741
    CTCI Corp.........................................................   365,000     676,684
   #Delta Electronics, Inc............................................ 1,812,366   6,081,624
   *E Ink Holdings, Inc...............................................   471,000     454,837
    E.Sun Financial Holding Co., Ltd.................................. 4,408,616   2,393,704
   #Epistar Corp......................................................   767,000   1,419,502
    Eva Airways Corp.................................................. 1,344,600     782,696
    Evergreen Marine Corp., Ltd....................................... 1,763,249     962,184
   #Far Eastern Department Stores Co., Ltd............................   791,956     828,447
    Far Eastern New Century Corp...................................... 3,166,206   3,524,488
    Far EasTone Telecommunications Co., Ltd........................... 1,014,000   2,542,820
    Farglory Land Development Co., Ltd................................   251,229     403,736
    First Financial Holding Co., Ltd.................................. 6,156,052   3,722,802
    Formosa Chemicals & Fiber Co., Ltd................................ 2,986,445   7,845,128
    Formosa International Hotels Corp.................................    26,000     277,019
  #*Formosa Petrochemical Corp........................................   859,000   2,474,773
    Formosa Plastics Corp............................................. 3,709,648  10,194,476
    Formosa Taffeta Co., Ltd..........................................   820,000     712,332
    Foxconn Technology Co., Ltd.......................................   731,494   2,564,324
   #Fubon Financial Holding Co., Ltd.................................. 5,151,009   5,354,269
    Giant Manufacturing Co., Ltd......................................   207,506   1,132,050
   *Gourmet Master Co., Ltd...........................................    33,000     252,433
    Highwealth Construction Corp......................................   354,000     546,781
  #*Hiwin Technologies Corp...........................................   122,000   1,114,223
   #Hon Hai Precision Industry Co., Ltd............................... 6,914,096  19,263,070
    Hotai Motor Co., Ltd..............................................   298,000   1,978,209
   #HTC Corp..........................................................   581,235   5,583,143
    Hua Nan Financial Holding Co., Ltd................................ 5,475,400   3,079,519
   *Inotera Memories, Inc............................................. 1,642,000     305,587
   #Inventec Corp..................................................... 2,430,551     723,576
   #Kinsus Interconnect Technology Corp...............................   224,000     622,814
   #Largan Precision Co., Ltd.........................................    75,860   1,539,831
   #LCY Chemical Corp.................................................   366,380     489,915
    Lite-On Technology Corp........................................... 1,812,846   2,265,319
   *Lung Yen Life Service Corp........................................    86,000     272,324

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CONTINUED

                                                                           SHARES      VALUE++
                                                                           ------      -------
TAIWAN -- (Continued)
   #Macronix International Co., Ltd...................................  4,110,219 $  1,010,102
   #Media Tek, Inc....................................................    749,995    6,307,055
    Mega Financial Holding Co., Ltd...................................  6,490,640    5,215,893
    Merida Industry Co., Ltd..........................................    125,000      537,582
    Nan Ya Plastic Corp...............................................  4,377,564    8,479,495
   #Nan Ya Printed Circuit Board Corp.................................    206,968      312,072
   #Nankang Rubber Tire Co., Ltd......................................    321,000      447,511
    Novatek Microelectronics Corp.....................................    368,000    1,064,130
  #*Oriental Union Chemical Corp......................................    396,000      453,519
    Pegatron Corp.....................................................  1,674,345    2,170,439
   *Phison Electronics Corp...........................................     93,000      754,830
    Pou Chen Corp.....................................................  2,386,487    2,149,020
    Powertech Technology, Inc.........................................    614,819    1,230,851
    President Chain Store Corp........................................    576,831    3,002,226
   #Quanta Computer, Inc..............................................  1,769,000    4,576,063
  #*Radiant Opto-Electronics Corp.....................................    312,000    1,210,621
   #Ruentex Development Co., Ltd......................................    489,000      822,200
    Ruentex Industries, Ltd...........................................    374,937      729,163
  #*Shin Kong Financial Holding Co., Ltd..............................  6,325,344    1,910,138
   #Siliconware Precision Industries Co...............................  2,179,324    2,396,710
  #*Siliconware Precision Industries Co. Sponsored ADR................     60,200      326,886
  #*Simplo Technology Co., Ltd........................................    205,000    1,150,089
    SinoPac Financial Holdings Co., Ltd...............................  6,607,204    2,826,447
   #Standard Foods Taiwan, Ltd........................................    197,160      522,004
   #Synnex Technology International Corp..............................  1,019,756    2,211,689
    Taishin Financial Holdings Co., Ltd...............................  6,060,290    2,435,416
   *Taiwan Business Bank..............................................  3,452,338    1,001,412
    Taiwan Cement Corp................................................  2,650,720    3,058,803
   *Taiwan Cooperative Financial Holding, Ltd.........................  3,495,240    2,113,153
   *Taiwan FamilyMart Co., Ltd........................................     16,000       78,121
   #Taiwan Fertilizer Co., Ltd........................................    631,000    1,481,904
   #Taiwan Glass Industry Corp........................................  1,136,253    1,071,748
    Taiwan Mobile Co., Ltd............................................  1,101,300    3,626,098
   *Taiwan Semiconductor Manufacturing Co., Ltd....................... 19,090,808   51,674,866
   *Teco Electric & Machinery Co., Ltd................................  1,854,000    1,172,441
    Transcend Information, Inc........................................    164,181      439,467
    Tripod Technology Corp............................................    374,870      844,053
   #TSRC Corp.........................................................    410,300      929,885
    U-Ming Marine Transport Corp......................................    551,860      860,655
   #Unimicron Technology Corp.........................................  1,378,896    1,532,004
    Uni-President Enterprises Corp....................................  3,590,738    5,991,352
   #United Microelectronics Corp...................................... 11,445,000    4,777,842
   #USI Corp..........................................................    278,000      261,274
    Walsin Lihwa Corp.................................................  3,204,000      955,621
    Wan Hai Lines Co., Ltd............................................    558,800      274,079
   #Wintek Corp.......................................................  1,832,760      793,848
   #Wistron Corp......................................................  1,638,947    1,750,471
   #WPG Holdings, Ltd.................................................  1,195,869    1,255,845
    Yang Ming Marine Transport Corp...................................  1,741,300      707,114
   *Yuanta Financial Holding Co., Ltd.................................  6,574,577    3,038,380
   #Yulon Motor Co., Ltd..............................................    879,000    1,526,517
                                                                                  ------------
TOTAL TAIWAN..........................................................             299,691,186
                                                                                  ------------
THAILAND -- (2.5%)
    Advance Info Service PCL (Foreign)................................  1,005,100    6,387,671
    Airports of Thailand PCL (Foreign)................................    372,200      810,159
    Bangkok Bank PCL (Foreign)........................................    329,000    2,174,515
    Bangkok Bank PCL (Foreign) NVDR...................................    350,400    2,182,345
    Bangkok Dusit Medical Services PCL (Foreign)......................    392,900    1,239,127
    Bangkok Life Assurance PCL (Foreign) NVDR.........................    435,800      640,475
    Bank of Ayudhya PCL (Foreign).....................................  2,590,200    2,736,706

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CONTINUED

                                                                           SHARES     VALUE++
                                                                           ------     -------
THAILAND -- (Continued)
    Banpu PCL (Foreign)...............................................    109,250 $ 1,388,624
    BEC World PCL (Foreign)...........................................    735,300   1,314,287
    Big C Supercenter PCL (Foreign)...................................     24,600     142,269
    Big C Supercenter PCL (Foreign) NVDR..............................    161,300     920,030
    Bumrungrad Hospital PCL (Foreign).................................    148,600     358,869
    Central Pattana PCL (Foreign).....................................    637,000     991,833
    Charoen Pokphand Foods PCL (Foreign)..............................  2,686,100   2,838,031
    CP ALL PCL (Foreign)..............................................  3,195,200   3,452,075
    Electricity Generating PCL (Foreign)..............................    149,800     521,230
    Glow Energy PCL (Foreign).........................................    309,000     596,497
    Home Product Center PCL (Foreign).................................  1,676,900     612,785
    IRPC PCL (Foreign)................................................  8,859,600   1,019,121
    Kasikornbank PCL (Foreign)........................................  1,146,600   6,448,942
    Krung Thai Bank PCL (Foreign).....................................  4,726,870   2,463,320
    Land & Houses PCL (Foreign) NVDR..................................  2,877,600     713,228
   *Minor International PCL (Foreign).................................    876,400     437,225
    PTT Exploration & Production PCL (Foreign)........................    785,600   3,794,445
    PTT Exploration & Production PCL (Foreign) NVDR...................     54,700     264,201
    PTT Global Chemical PCL (Foreign).................................  1,669,872   3,143,944
    PTT PCL (Foreign).................................................    765,700   7,931,942
    Ratchaburi Electricity Generating Holding PCL (Foreign)...........    521,300     790,978
   *Robinson Department Store PCL (Foreign)...........................    317,500     617,950
    Siam Cement PCL (Foreign) (The)...................................    124,800   1,384,023
    Siam Cement PCL (Foreign) (The) NVDR..............................     99,300   1,034,967
    Siam City Cement PCL (Foreign)....................................     94,913   1,028,450
    Siam Commercial Bank PCL (Foreign)................................  1,001,366   5,122,972
    Siam Makro PCL (Foreign)..........................................     68,600     719,352
   *Thai Airways International PCL (Foreign)..........................    108,100      68,357
    Thai Oil PCL (Foreign)............................................    669,200   1,254,617
    Thai Union Frozen Products PCL (Foreign)..........................    360,860     842,809
    TMB Bank PCL (Foreign)............................................ 19,864,000     972,055
   *Total Access Communication PCL (Foreign)..........................     66,900     174,850
    Total Access Communication PCL (Foreign) NVDR.....................    588,600   1,538,365
   *True Corp. PCL (Foreign)..........................................  3,835,300     487,486
                                                                                  -----------
TOTAL THAILAND........................................................             71,561,127
                                                                                  -----------
TURKEY -- (1.7%)
    Akbank T.A.S......................................................  1,366,292   5,130,150
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........................    206,111   2,795,986
    Arcelik A.S.......................................................    223,462   1,105,251
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........................     39,839     275,757
    Aygaz A.S.........................................................     56,787     252,562
    BIM BirlesikMagazalar A.S.........................................     72,317   3,136,275
    Coca-Cola Icecek A.S..............................................     42,221     654,639
   *Dogan Sirketler Grubu Holding A.S.................................          1          --
   *Dogan Yayin Holding A.S...........................................          1          --
    Enka Insaat ve Sanayi A.S.........................................    308,554     891,081
    Eregli Demir ve Celik Fabrikalari T.A.S...........................    873,611     955,612
    Ford Otomotiv Sanayi A.S..........................................     74,222     712,929
    KOC Holding A.S. Series B.........................................    789,123   3,061,590
    Koza Altin Isletmeleri A.S........................................     33,500     661,954
   *Migros Ticaret A.S................................................     33,309     354,623
    Petkim Petrokimya Holding A.S.....................................    380,618     425,526
    TAV Havalimanlari Holding A.S.....................................    122,935     671,310
    Tekfen Holding A.S................................................    190,435     729,449
    Tofas Turk Otomobil Fabrikasi A.S.................................     97,163     447,294
    Tupras Turkiye Petrol Rafinerileri A.S............................    122,470   2,690,057
   *Turk Hava Yollari A.S.............................................    924,662   1,763,185
    Turk Telekomunikasyon A.S.........................................    375,345   1,447,016
   *Turkcell Iletisim Hizmetleri A.S..................................    412,709   2,297,671
   *Turkcell Iletisim Hizmetleri A.S. ADR.............................     73,838   1,019,703

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                    SHARES        VALUE++
                                                                                    ------        -------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S................................................. 1,801,520 $    7,002,886
    Turkiye Halk Bankasi A.S....................................................   202,913      1,735,507
    Turkiye Is Bankasi A.S...................................................... 1,484,267      4,334,213
    Turkiye Sise ve Cam Fabrikalari A.S.........................................   679,328        943,936
    Turkiye Vakiflar Bankasi T.A.O..............................................   719,719      1,502,734
   *Yapi ve Kredi Bankasi A.S...................................................   764,565      1,575,069
                                                                                           --------------
TOTAL TURKEY....................................................................               48,573,965
                                                                                           --------------
TOTAL COMMON STOCKS.............................................................            2,481,771,038
                                                                                           --------------
PREFERRED STOCKS -- (6.8%)
BRAZIL -- (6.6%)
    AES Tiete SA................................................................    71,898      1,017,491
    Banco Bradesco SA........................................................... 1,656,632     25,400,828
    Banco do Estado do Rio Grande do Sul SA Series B............................   152,700      1,210,899
    Braskem SA Preferred Series A...............................................    73,800        448,375
   #Braskem SA Sponsored ADR....................................................   153,394      1,863,737
    Centrais Eletricas Brasileiras SA Preferred Series B........................    56,600        550,201
   #Cia Brasileira de Distribuicao Grupo Pao de Acucar Series A Sponsored ADR...    95,430      3,902,133
    Cia de Bebidas das Americas SA..............................................       415         15,989
   #Cia de Bebidas das Americas SA ADR..........................................   622,039     23,979,603
    Cia de Transmissao de Energia Eletrica Paulista SA Series A.................    30,889        872,465
    Cia Energetica de Minas Gerais SA...........................................   364,776      6,953,035
    Cia Energetica de Sao Paulo SA Preferred Series B...........................   117,010      2,129,271
    Cia Paranaense de Energia SA Sponsored ADR Series A.........................    55,300      1,120,378
    Cia Paranaense de Energia Series B..........................................    16,600        336,747
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA......................    32,361        307,471
    Empresa Nasional de Comercio Redito e Participacoes SA......................       380          7,041
    Gerdau SA...................................................................   836,068      7,588,749
    Gerdau SA Sponsored ADR.....................................................     9,025         82,128
    Itau Unibanco Holding SA.................................................... 1,765,700     27,891,718
    Itau Unibanco Holding SA ADR................................................   153,946      2,433,886
    Klabin SA...................................................................   663,777      2,928,237
    Lojas Americanas SA.........................................................   304,167      2,149,296
    Oi SA.......................................................................   463,558      2,302,862
    Petroleo Brasileiro SA......................................................   106,500      1,013,444
    Petroleo Brasilerio SA ADR.................................................. 1,654,500     31,485,135
    Telefonica Brasil SA........................................................   232,784      5,435,640
    Ultrapar Participacoes SA Sponsored ADR.....................................   254,308      5,953,350
    Usinas Siderurgicas de Minas Gerais SA Perferred Series A...................   609,817      2,196,198
    Vale SA (2257127)........................................................... 1,412,691     25,128,141
   *Vale SA (B011X91)...........................................................    81,160             --
    Vale SA Sponsored ADR.......................................................   234,800      4,163,004
                                                                                           --------------
TOTAL BRAZIL....................................................................              190,867,452
                                                                                           --------------
CHILE -- (0.2%)
   *Embotelladora Andina SA Preferred Series B..................................     9,255         53,680
   #Sociedad Quimica y Minera de Chile SA Sponsored ADR.........................    91,271      5,469,871
                                                                                           --------------
TOTAL CHILE.....................................................................                5,523,551
                                                                                           --------------
TOTAL PREFERRED STOCKS..........................................................              196,391,003
                                                                                           --------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Cia de Transmissao de Energia Eletrica Paulista SA Series A Rights 08/23/12.       262             38
                                                                                           --------------
CHILE -- (0.0%)
   *Cencosud SA Rights 07/21/12.................................................    71,603         28,265
                                                                                           --------------
TOTAL RIGHTS/WARRANTS...........................................................                   28,303
                                                                                           --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                              (000)                VALUE+
                                                                              -----                ------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund....................................  218,000,000           218,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%,
     08/01/12 (Collateralized by FNMA 7.000%, 10/01/38 & 3.500%,
     07/01/42, valued at $1,634,906) to be repurchased at $1,602,857.. $      1,603             1,602,849
                                                                                           --------------
TOTAL SECURITIES LENDING COLLATERAL...................................                        219,602,849
                                                                                           --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,962,000,674)^^.............................................                     $2,897,793,193
                                                                                           ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
  Argentina.....................           --             --   --                --
  Brazil........................ $168,891,419             --   --    $  168,891,419
  Chile.........................   51,248,186             --   --        51,248,186
  China.........................  121,922,042 $  264,467,121   --       386,389,163
  Colombia......................   12,631,656             --   --        12,631,656
  Czech Republic................           --     11,492,725   --        11,492,725
  Egypt.........................           --      3,970,723   --         3,970,723
  Hungary.......................           --      9,896,590   --         9,896,590
  India.........................   17,724,440    190,463,868   --       208,188,308
  Indonesia.....................       42,888     84,308,314   --        84,351,202
  Israel........................           --             13   --                13
  Malaysia......................           --    112,246,151   --       112,246,151
  Mexico........................  171,502,392          7,241   --       171,509,633
  Peru..........................   12,085,588             --   --        12,085,588
  Philippines...................           --     32,988,265   --        32,988,265
  Poland........................           --     38,888,536   --        38,888,536
  Russia........................    3,233,815    122,251,939   --       125,485,754
  South Africa..................   42,097,222    179,384,672   --       221,481,894
  South Korea...................   11,070,462    399,128,492   --       410,198,954
  Taiwan........................    8,204,740    291,486,446   --       299,691,186
  Thailand......................   71,561,127             --   --        71,561,127
  Turkey........................    1,019,703     47,554,262   --        48,573,965
Preferred Stocks
  Brazil........................  190,867,452             --   --       190,867,452
  Chile.........................    5,523,551             --   --         5,523,551
Rights/Warrants
  Brazil........................           38             --   --                38
  Chile.........................       28,265             --   --            28,265
Securities Lending Collateral...           --    219,602,849   --       219,602,849
                                 ------------ --------------   --    --------------
TOTAL........................... $889,654,986 $2,008,138,207   --    $2,897,793,193
                                 ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2012
                                  (UNAUDITED)

                                                                          SHARES       VALUE+
                                                                          ------       ------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (17.6%)
   *1-800-FLOWERS.COM, Inc. Class A...................................    24,900 $     87,400
    A.H. Belo Corp. Class A...........................................     2,331        9,650
    Acme United Corp..................................................     1,030       11,124
   *ALCO Stores, Inc..................................................       700        4,704
   #American Greetings Corp. Class A..................................    62,335      828,432
   *America's Car-Mart, Inc...........................................     2,670      122,500
   *Arctic Cat, Inc...................................................    21,666      953,304
   *Ascent Capital Group, Inc. Class A................................     8,564      426,316
   *Ballantyne Strong, Inc............................................    16,433       87,917
  #*Barnes & Noble, Inc...............................................    39,682      526,580
    Bassett Furniture Industries, Inc.................................     2,900       35,525
  #*Beasley Broadcast Group, Inc. Class A.............................     9,471       47,544
  #*Beazer Homes USA, Inc.............................................    62,582      145,190
    bebe stores, Inc..................................................    27,865      167,190
    Belo Corp. Class A................................................    58,727      402,280
    Benihana, Inc.....................................................    25,245      409,474
   #Best Buy Co., Inc.................................................   197,800    3,578,202
    Big 5 Sporting Goods Corp.........................................     7,001       52,788
   *Biglari Holdings, Inc.............................................     1,657      622,618
   *Bluegreen Corp....................................................    13,073       62,620
   #Blyth, Inc........................................................     9,702      332,585
   #Bob Evans Farms, Inc..............................................    52,387    2,017,947
   #Bon-Ton Stores, Inc. (The)........................................     2,986       19,708
   *Books-A-Million, Inc..............................................    16,687       39,381
  #*Boyd Gaming Corp..................................................    27,300      155,610
   #Brown Shoe Co., Inc...............................................    74,697    1,027,831
   *Build-A-Bear Workshop, Inc........................................    26,974      125,429
   *Cabela's, Inc.....................................................    53,051    2,437,163
   *Cache, Inc........................................................    19,581       68,533
    Callaway Golf Co..................................................   129,713      712,124
   *Cambium Learning Group, Inc.......................................    37,733       42,827
    Canterbury Park Holding Corp......................................     2,755       28,790
    Carnival Corp.....................................................   489,649   16,295,519
    Carriage Services, Inc............................................    20,916      169,001
   *Cavco Industries, Inc.............................................     5,860      280,460
    CBS Corp. Class A.................................................    28,712      967,594
    CBS Corp. Class B.................................................   276,866    9,263,936
    Christopher & Banks Corp..........................................    58,754      128,084
    Churchill Downs, Inc..............................................     8,167      451,962
   #Cinemark Holdings, Inc............................................       300        7,014
   *Clear Channel Outdoor Holdings, Inc. Class A......................    17,838       90,260
   *Coast Distribution System, Inc. (The).............................       547        1,034
   *Collective Brands, Inc............................................    65,918    1,418,555
    Comcast Corp. Class A............................................. 3,570,978  116,235,334
   #Comcast Corp. Special Class A..................................... 1,432,185   45,729,667
  #*Conn's, Inc.......................................................    25,450      454,282
    Core-Mark Holding Co., Inc........................................    24,059    1,161,809
   *Corinthian Colleges, Inc..........................................    30,196       60,996
    CSS Industries, Inc...............................................    13,050      244,557
    Culp, Inc.........................................................    10,036      100,360
   *Cybex International, Inc..........................................    29,063       35,747
    D.R. Horton, Inc..................................................   208,125    3,669,244
   *dELiA*s, Inc......................................................    22,143       33,657
   *Delta Apparel, Inc................................................     7,832      109,648
    Destination Maternity Corp........................................     2,583       46,210
    Dillard's, Inc. Class A...........................................   120,300    7,847,169
   *DineEquity, Inc...................................................     2,769      147,588
   *Discovery Communications, Inc. Class B............................     3,762      190,959

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class C............................   5,089 $   237,249
   *Dixie Group, Inc. (The)...........................................  11,800      40,828
   *Dorman Products, Inc..............................................  20,712     594,849
    Dover Downs Gaming & Entertainment, Inc...........................   5,935      16,203
   *Dover Motorsports, Inc............................................  15,098      22,647
  #*DreamWorks Animation SKG, Inc. Class A............................  51,184     982,733
   *E.W. Scripps Co. Class A (The)....................................  41,061     381,457
  #*Education Management Corp.........................................  14,803      55,659
    Educational Development Corp......................................   1,679       6,884
    Escalade, Inc.....................................................     377       2,262
   *Exide Technologies................................................  12,623      36,985
   *Federal-Mogul Corp................................................  38,585     383,921
   *Fisher Communications, Inc........................................   9,042     288,982
  #*Flanigan's Enterprises, Inc.......................................     865       7,097
    Flexsteel Industries, Inc.........................................   2,068      44,235
   #Foot Locker, Inc.................................................. 140,973   4,654,928
    Fred's, Inc. Class A..............................................  45,730     649,366
    Frisch's Restaurants, Inc.........................................     600      19,506
   *Fuel Systems Solutions, Inc.......................................  11,586     205,304
   *Full House Resorts, Inc...........................................   2,574       7,027
   *Furniture Brands International, Inc...............................  12,573      13,830
   *Gaiam, Inc. Class A...............................................   5,988      20,539
   #GameStop Corp. Class A............................................ 104,752   1,678,127
    Gaming Partners International Corp................................     800       4,952
   #Gannett Co., Inc.................................................. 119,639   1,688,106
  #*Gaylord Entertainment Co..........................................  45,753   1,681,423
   *General Motors Co................................................. 674,707  13,298,475
   *Genesco, Inc......................................................   9,398     622,336
   *G-III Apparel Group, Ltd..........................................     456      11,204
   *Gray Television, Inc..............................................   5,550       9,324
   #Group 1 Automotive, Inc...........................................  57,936   3,114,060
   *Hallwood Group, Inc. (The)........................................     296       2,916
    Harte-Hanks, Inc..................................................  14,206      89,498
   *Hastings Entertainment, Inc.......................................     400         772
    Haverty Furniture Cos., Inc.......................................  34,353     387,502
   *Helen of Troy, Ltd................................................  64,389   1,961,289
  #*hhgregg, Inc......................................................  36,388     250,349
   *Hollywood Media Corp..............................................  19,037      25,319
    Hooker Furniture Corp.............................................  14,814     174,657
    Hot Topic, Inc....................................................  32,189     327,040
  #*Hyatt Hotels Corp. Class A........................................  12,101     430,191
  #*Iconix Brand Group, Inc...........................................  95,618   1,695,307
    International Speedway Corp. Class A..............................  24,844     637,000
   *Isle of Capri Casinos, Inc........................................  18,096     106,224
   *J. Alexander's Corp...............................................   9,196     119,916
   #J.C. Penney Co., Inc.............................................. 208,599   4,695,563
    JAKKS Pacific, Inc................................................  13,103     209,910
    Jarden Corp....................................................... 108,050   4,883,860
   *Johnson Outdoors, Inc. Class A....................................  15,588     326,257
    Jones Group, Inc. (The)........................................... 106,821   1,129,098
   *Journal Communications, Inc. Class A..............................  77,674     430,314
   #KB Home...........................................................  30,800     284,592
   *Kenneth Cole Productions, Inc. Class A............................  18,501     278,255
   *Kid Brands, Inc...................................................  10,476      16,028
  #*K-Swiss, Inc. Class A.............................................     639       1,987
    Lacrosse Footwear, Inc............................................     461       9,197
   *Lakeland Industries, Inc..........................................  11,757      77,596
   *La-Z-Boy, Inc.....................................................  42,332     506,291
   *LeapFrog Enterprises, Inc.........................................   2,499      28,714
   *Lee Enterprises, Inc..............................................  38,128      47,660
   #Lennar Corp. Class A.............................................. 224,100   6,545,961

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Consumer Discretionary -- (Continued)
    Lennar Corp. Class B Voting.......................................     7,868 $   178,604
   *Liberty Interactive Corp. Class A.................................   882,463  16,528,532
   *Liberty Interactive Corp. Class B.................................    35,706     677,521
   *Liberty Media Corp. - Liberty Capital Class A.....................    96,382   9,117,764
   *Liberty Media Corp. - Liberty Capital Class B.....................     7,622     720,584
    Lifetime Brands, Inc..............................................    16,635     214,259
    Lincoln Educational Services Corp.................................     5,300      23,108
    Lithia Motors, Inc. Class A.......................................    34,933     973,233
   *Live Nation Entertainment, Inc....................................   147,097   1,312,105
    Lowe's Cos., Inc..................................................   426,902  10,830,504
   *Luby's, Inc.......................................................    44,483     294,922
   *M/I Homes, Inc....................................................    37,930     629,259
    Mac-Gray Corp.....................................................    13,366     184,852
    Macy's, Inc.......................................................   115,341   4,133,821
   *Madison Square Garden Co. Class A (The)...........................    29,558   1,071,478
    Marcus Corp.......................................................    28,765     377,397
   *MarineMax, Inc....................................................    25,977     193,269
  #*Martha Stewart Living Omnimedia Class A...........................    12,239      39,777
  #*McClatchy Co. Class A (The).......................................    58,519      94,216
    MDC Holdings, Inc.................................................    18,400     586,224
  #*Media General, Inc. Class A.......................................    25,196     123,208
    Men's Wearhouse, Inc. (The).......................................    52,860   1,440,435
   #Meredith Corp.....................................................    32,676   1,079,615
  #*Meritage Homes Corp...............................................    28,156     988,276
  #*MGM Resorts International.........................................   251,100   2,390,472
   *Modine Manufacturing Co...........................................       100         671
   *Mohawk Industries, Inc............................................    98,740   6,559,298
   *Monarch Casino & Resort, Inc......................................     3,439      25,689
  #*Motorcar Parts of America, Inc....................................    14,074      62,629
    Movado Group, Inc.................................................    36,900     864,936
   *MTR Gaming Group, Inc.............................................    24,536      88,330
   *Multimedia Games Holding Co., Inc.................................    26,639     376,942
   *Nautilus, Inc.....................................................     1,532       4,902
   *Navarre Corp......................................................       340         456
   *Nevada Gold & Casinos, Inc........................................       900         936
   *New Frontier Media, Inc...........................................    20,483      31,544
   *New York & Co., Inc...............................................     7,626      34,698
   #News Corp. Class A................................................ 1,631,529  37,557,798
    News Corp. Class B................................................   621,962  14,423,299
   *Office Depot, Inc.................................................    39,945      71,102
   *OfficeMax, Inc....................................................    32,198     144,569
   *Orbitz Worldwide, Inc.............................................     3,775      16,384
  #*Orchard Supply Hardware Stores Corp. Class A......................     5,735      96,119
   *Orient-Express Hotels, Ltd. Class A...............................    81,098     739,614
    Outdoor Channel Holdings, Inc.....................................    37,022     256,933
  #*Pacific Sunwear of California, Inc................................    48,428     103,152
  #*Penn National Gaming, Inc.........................................    63,446   2,469,318
    Penske Automotive Group, Inc......................................    43,845   1,047,896
    Pep Boys - Manny, Moe & Jack (The)................................    81,600     740,112
  #*Perfumania Holdings, Inc..........................................       541       4,653
   *Perry Ellis International, Inc....................................    23,892     450,364
   *Pinnacle Entertainment, Inc.......................................    71,930     780,440
   *PulteGroup, Inc...................................................   143,221   1,618,397
    PVH Corp..........................................................    31,964   2,538,901
   *Quiksilver, Inc...................................................    78,690     227,414
  #*Radio One, Inc. Class D...........................................    14,255      11,832
   #RadioShack Corp...................................................    90,200     262,482
   *Red Lion Hotels Corp..............................................    18,401     137,639
   *Red Robin Gourmet Burgers, Inc....................................    31,175     930,574
   #Regis Corp........................................................    65,192   1,103,049
    Rent-A-Center, Inc................................................    78,435   2,789,149

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc.................................    13,375 $    112,885
   *Rocky Brands, Inc.................................................    10,329      119,197
   #Royal Caribbean Cruises, Ltd......................................   322,500    8,056,050
   *Ruby Tuesday, Inc.................................................    68,262      437,559
   *Saga Communications, Inc. Class A.................................     6,520      221,028
  #*Saks, Inc.........................................................   105,202    1,097,257
    Salem Communications Corp. Class A................................    12,746       62,328
    Scholastic Corp...................................................    38,300    1,153,979
  #*School Specialty, Inc.............................................     3,915       13,154
   *Scientific Games Corp. Class A....................................    41,635      352,232
  #*Sears Holdings Corp...............................................   112,601    5,572,623
    Service Corp. International.......................................   277,569    3,566,762
    Shiloh Industries, Inc............................................    24,793      260,574
    Shoe Carnival, Inc................................................    33,450      742,590
  #*Skechers U.S.A., Inc. Class A.....................................    49,610      989,223
    Sonic Automotive, Inc. Class A....................................     2,179       37,304
    Spartan Motors, Inc...............................................    27,068      138,047
    Speedway Motorsports, Inc.........................................    52,382      833,398
   *Sport Chalet, Inc. Class A........................................       875        1,269
   *Sport Chalet, Inc. Class B........................................       299          535
    Stage Stores, Inc.................................................    60,550    1,146,817
    Standard Motor Products, Inc......................................    37,342      525,029
   *Stanley Furniture Co., Inc........................................    16,348       66,863
    Staples, Inc......................................................   497,525    6,338,468
   *Stein Mart, Inc...................................................    24,855      197,597
   *Steinway Musical Instruments, Inc.................................    14,858      366,101
   #Stewart Enterprises, Inc. Class A.................................    85,569      584,436
    Strattec Security Corp............................................     5,556      125,066
    Superior Industries International, Inc............................    44,353      757,993
    Superior Uniform Group, Inc.......................................     8,978      110,340
   *Syms Corp.........................................................       617        2,042
   *Systemax, Inc.....................................................    12,928      161,212
   *Tandy Brands Accessories, Inc.....................................     7,878       10,635
    Tandy Leather Factory, Inc........................................       500        2,560
    Time Warner Cable, Inc............................................   693,942   58,936,494
    Time Warner, Inc.................................................. 1,534,860   60,043,723
   *Toll Brothers, Inc................................................   203,299    5,930,232
   *Trans World Entertainment Corp....................................     5,781       17,343
   *Tuesday Morning Corp..............................................    60,500      306,130
   *Unifi, Inc........................................................    43,422      481,116
   *Universal Electronics, Inc........................................     1,564       19,691
   #Vail Resorts, Inc.................................................    11,600      575,824
   *VOXX International Corp...........................................    37,868      283,631
    Walt Disney Co. (The).............................................    26,220    1,288,451
   #Washington Post Co. Class B (The).................................     5,780    1,956,530
    Wendy's Co. (The).................................................   254,304    1,167,255
   *West Marine, Inc..................................................    27,355      279,842
   *Wet Seal, Inc. Class A (The)......................................    21,936       60,105
    Whirlpool Corp....................................................    30,049    2,030,110
  #*WMS Industries, Inc...............................................    41,662      765,331
    Wyndham Worldwide Corp............................................   262,116   13,643,138
                                                                                 ------------
Total Consumer Discretionary..........................................            589,913,448
                                                                                 ------------
Consumer Staples -- (7.4%)
    Alico, Inc........................................................       960       28,061
   *Alliance One International, Inc...................................    44,074      143,681
    Andersons, Inc. (The).............................................    20,602      782,258
    Archer-Daniels-Midland Co.........................................   813,476   21,223,589
   #B&G Foods, Inc....................................................     4,883      136,724
    Bunge, Ltd........................................................   121,368    7,982,373
    CCA Industries, Inc...............................................     8,323       39,534

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Consumer Staples -- (Continued)
   *Central Garden & Pet Co...........................................    32,000 $    343,680
   *Central Garden & Pet Co. Class A..................................    60,653      692,657
  #*Chiquita Brands International, Inc................................    70,190      363,584
   *Constellation Brands, Inc. Class A................................   249,042    7,025,475
   *Constellation Brands, Inc. Class B................................    12,715      361,360
  #*Craft Brew Alliance, Inc..........................................    11,669       99,653
    CVS Caremark Corp................................................. 1,510,745   68,361,211
  #*Dole Food Co., Inc................................................    19,567      230,304
  #*Elizabeth Arden, Inc..............................................     6,934      270,495
   *Farmer Bros. Co...................................................    10,645       83,031
    Fortune Brands, Inc...............................................   131,553    8,272,053
    Fresh Del Monte Produce, Inc......................................    39,780      974,610
    Griffin Land & Nurseries, Inc.....................................     1,500       43,200
  #*Hain Celestial Group, Inc (The)...................................    43,646    2,430,646
    Ingles Markets, Inc. Class A......................................    14,812      242,324
   #Ingredion, Inc....................................................    62,117    3,225,115
    J.M. Smucker Co. (The)............................................   108,204    8,310,067
   *John B. Sanfilippo & Son, Inc.....................................     9,100      154,336
    Kraft Foods, Inc. Class A......................................... 2,081,099   82,640,441
   *Mannatech, Inc....................................................       717        4,338
    MGP Ingredients, Inc..............................................     4,788       15,561
    Molson Coors Brewing Co. Class A..................................     1,908       80,976
    Molson Coors Brewing Co. Class B..................................   190,750    8,072,540
    Nash-Finch Co.....................................................     5,403      103,521
   *Nutraceutical International Corp..................................    17,801      265,413
    Oil-Dri Corp. of America..........................................       447        9,803
   *Omega Protein Corp................................................    27,752      231,174
   *Pantry, Inc. (The)................................................    26,158      372,228
   *Physicians Formula Holdings, Inc..................................    15,201       54,116
  #*Post Holdings, Inc................................................    52,917    1,566,343
   *Prestige Brands Holdings, Inc.....................................   112,017    1,838,199
  #*Ralcorp Holdings, Inc.............................................    59,647    3,559,136
   #Safeway, Inc......................................................   157,807    2,453,899
    Sanderson Farms, Inc..............................................    16,100      592,963
   *Seneca Foods Corp. Class A........................................     6,301      155,509
   *Seneca Foods Corp. Class B........................................       300        7,473
   *Smart Balance, Inc................................................    76,099      724,462
  #*Smithfield Foods, Inc.............................................   185,173    3,425,700
    Snyders-Lance, Inc................................................    13,134      307,730
    Spartan Stores, Inc...............................................    39,175      673,810
  #*Spectrum Brands Holdings, Inc.....................................    46,130    1,698,968
   #SUPERVALU, Inc....................................................   149,746      369,873
   *Susser Holdings Corp..............................................    12,360      446,320
  #*TreeHouse Foods, Inc..............................................    16,925      947,631
    Tyson Foods, Inc. Class A.........................................   405,030    6,079,500
   #Universal Corp....................................................    22,890    1,042,411
    Weis Markets, Inc.................................................    11,602      505,035
                                                                                 ------------
Total Consumer Staples................................................            250,065,094
                                                                                 ------------
Energy -- (15.1%)
    Adams Resources & Energy, Inc.....................................     6,758      280,862
    Alon USA Energy, Inc..............................................    33,484      365,645
    Anadarko Petroleum Corp...........................................   845,068   58,681,522
    Apache Corp.......................................................   292,215   25,165,556
  #*Approach Resources, Inc...........................................     7,782      205,445
   *Atwood Oceanics, Inc..............................................     4,600      204,838
    Baker Hughes, Inc.................................................     3,891      180,231
   *Barnwell Industries, Inc..........................................     8,038       24,114
   #Berry Petroleum Co. Class A.......................................    14,517      551,936
  #*Bill Barrett Corp.................................................    51,500    1,084,590
    Bolt Technology Corp..............................................     5,074       73,827

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Energy -- (Continued)
  #*BPZ Resources, Inc................................................     6,960 $    15,869
    Bristow Group, Inc................................................    42,400   1,940,648
    Cabot Oil & Gas Corp..............................................       284      11,982
   *Cal Dive International, Inc.......................................    75,291     121,971
   #Chesapeake Energy Corp............................................   624,655  11,756,007
    Chevron Corp......................................................   613,078  67,181,087
    Cimarex Energy Co.................................................     2,400     136,056
   *Comstock Resources, Inc...........................................    32,421     524,572
    ConocoPhillips.................................................... 1,766,829  96,186,171
  #*Crimson Exploration, Inc..........................................    35,050     154,220
    Crosstex Energy, Inc..............................................    29,972     404,322
   *Dawson Geophysical Co.............................................    19,178     441,861
    Delek US Holdings, Inc............................................    52,256   1,031,533
   *Denbury Resources, Inc............................................   289,460   4,376,635
    DHT Holdings, Inc.................................................     1,904      12,587
   *Double Eagle Petroleum Co.........................................     6,032      25,033
  #*Endeavour International Corp......................................    26,768     229,402
   *Energy Partners, Ltd..............................................    27,792     469,685
   *ENGlobal Corp.....................................................     2,318       3,315
   *EOG Resources, Inc................................................     6,045     592,470
   *Exterran Holdings, Inc............................................    79,513   1,174,407
  #*Forest Oil Corp...................................................    93,816     642,640
   *GeoResources, Inc.................................................     4,000     133,840
  #*Green Plains Renewable Energy, Inc................................    29,097     129,191
    Gulf Island Fabrication, Inc......................................    16,384     455,639
   *Gulfmark Offshore, Inc. Class A...................................    35,505   1,276,405
  #*Harvest Natural Resources, Inc....................................    45,263     356,672
   *Helix Energy Solutions Group, Inc.................................   103,010   1,841,819
    Helmerich & Payne, Inc............................................    95,808   4,455,072
   *Hercules Offshore, Inc............................................   118,866     426,729
    Hess Corp.........................................................   378,130  17,832,611
   *HKN, Inc..........................................................    24,730      55,642
    HollyFrontier Corp................................................     7,105     265,656
  #*Hornbeck Offshore Services, Inc...................................    29,719   1,258,600
   *Key Energy Services, Inc..........................................    68,300     547,083
    Marathon Oil Corp.................................................   903,937  23,927,212
    Marathon Petroleum Corp...........................................   451,968  21,378,086
   *Matrix Service Co.................................................     8,375      86,765
   *Mitcham Industries, Inc...........................................     7,044     124,467
    Murphy Oil Corp...................................................   189,426  10,164,599
   *Nabors Industries, Ltd............................................   276,982   3,833,431
    National Oilwell Varco, Inc.......................................   250,948  18,143,540
   *Natural Gas Services Group, Inc...................................    17,952     260,304
   *Newpark Resources, Inc............................................    98,692     674,066
    Noble Corp........................................................    76,711   2,838,307
    Noble Energy, Inc.................................................    56,797   4,965,762
   #Overseas Shipholding Group, Inc...................................    15,300      87,516
   *Parker Drilling Co................................................   146,477     678,189
   #Patterson-UTI Energy, Inc.........................................   152,325   2,357,991
   *PDC Energy, Inc...................................................    28,153     737,609
   *PHI, Inc. Non-Voting..............................................    21,843     582,771
   *PHI, Inc. Voting..................................................     1,099      28,189
  #*Phillips 66.......................................................   883,414  33,216,366
   *Pioneer Energy Services Corp......................................    67,927     546,133
    Pioneer Natural Resources Co......................................    88,400   7,834,892
   *Plains Exploration & Production Co................................   162,430   6,490,703
    QEP Resources, Inc................................................    33,043     992,281
   *REX American Resources Corp.......................................     4,050      71,482
   *Rex Energy Corp...................................................    12,200     154,696
   *Rowan Cos. P.L.C..................................................   121,858   4,280,872
  #*SandRidge Energy, Inc.............................................    23,989     163,605

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Energy -- (Continued)
   *SEACOR Holdings, Inc..............................................    36,653 $  3,113,672
   *SemGroup Corp. Class A............................................     4,727      159,347
    Ship Finance International, Ltd...................................    12,481      180,725
    Sunoco, Inc.......................................................   117,275    5,651,482
   *Superior Energy Services, Inc.....................................    32,408      702,281
   *Swift Energy Co...................................................    61,413    1,147,809
    Teekay Corp.......................................................    37,720    1,159,136
   *Tesco Corp........................................................     1,751       20,294
  #*Tesoro Corp.......................................................   168,807    4,667,514
   *TETRA Technologies, Inc...........................................    29,934      207,443
   *TGC Industries, Inc...............................................       572        3,993
    Tidewater, Inc....................................................    53,204    2,584,118
    Transocean, Ltd...................................................   274,265   12,843,830
   *Triangle Petroleum Corp...........................................    17,760       99,278
   *Union Drilling, Inc...............................................    23,405       83,790
  #*Unit Corp.........................................................    57,000    2,266,320
  #*USEC, Inc.........................................................   152,791      146,679
   #Valero Energy Corp................................................   658,099   18,097,722
   *Warren Resources, Inc.............................................     5,363       12,442
   *Weatherford International, Ltd....................................   282,083    3,399,100
    Western Refining, Inc.............................................    68,485    1,611,452
   *Whiting Petroleum Corp............................................    16,007      646,683
   *Willbros Group, Inc...............................................    21,126      144,713
                                                                                 ------------
Total Energy..........................................................            506,855,655
                                                                                 ------------
Financials -- (14.3%)
    1st Source Corp...................................................    41,894      930,885
   *1st United Bancorp, Inc...........................................     2,331       13,823
   *21st Century Holding Co...........................................    13,665       64,089
    ACE, Ltd..........................................................    67,667    4,973,524
  #*Alexander & Baldwin, Inc..........................................    66,838    2,141,490
   *Allegheny Corp....................................................     2,626      908,097
    Alliance Bancorp, Inc. of Pennsylvania............................       180        2,182
    Allied World Assurance Co. Holdings AG............................     8,435      636,252
    Allstate Corp. (The)..............................................   157,339    5,396,728
    Alterra Capital Holdings, Ltd.....................................    38,730      901,247
   *American Capital, Ltd.............................................   422,803    4,211,118
   #American Equity Investment Life Holding Co........................    88,700    1,035,129
   #American Financial Group, Inc.....................................   176,100    6,640,731
   *American Independence Corp........................................       866        4,676
   *American National Insurance Co....................................    37,387    2,633,166
   *American River Bankshares.........................................       634        4,286
   *American Safety Insurance Holdings, Ltd...........................    16,702      298,131
  #*Ameris Bancorp....................................................    13,614      162,551
   *AmeriServ Financial, Inc..........................................    33,075       94,594
   *Arch Capital Group, Ltd...........................................    25,011      970,427
    Argo Group International Holdings, Ltd............................    38,796    1,140,990
    Aspen Insurance Holdings, Ltd.....................................   102,623    2,949,385
    Associated Banc-Corp..............................................   106,317    1,327,899
    Assurant, Inc.....................................................    65,820    2,383,342
    Assured Guaranty, Ltd.............................................   122,989    1,473,408
    Astoria Financial Corp............................................    12,038      113,398
   *Atlantic Coast Financial Corp.....................................       379          963
   *AV Homes, Inc.....................................................    16,343      202,326
    Axis Capital Holdings, Ltd........................................       800       26,288
    Baldwin & Lyons, Inc. Class A.....................................       300        6,750
    Baldwin & Lyons, Inc. Class B.....................................     7,256      168,557
   *Bancorp, Inc. (The)...............................................     1,015        9,490
   *BancTrust Financial Group, Inc....................................    33,553       99,317
    Bank Mutual Corp..................................................    56,876      242,292
    Bank of America Corp.............................................. 6,406,476   47,023,534

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
   #Bank of New York Mellon Corp. (The)...............................   442,815 $ 9,423,103
    BankFinancial Corp................................................    39,867     313,355
    Banner Corp.......................................................     7,943     180,544
    BCB Bancorp, Inc..................................................     1,359      14,365
    Berkshire Hills Bancorp, Inc......................................    32,787     736,396
   *BofI Holding, Inc.................................................     8,208     165,555
    Boston Private Financial Holdings, Inc............................    25,470     239,673
   #Capital City Bank Group, Inc......................................    16,844     123,467
    Capital One Financial Corp........................................   349,335  19,733,934
    Capital Southwest Corp............................................     7,189     750,532
    Cathay General Bancorp............................................    27,112     438,943
    Centerstate Banks, Inc............................................     2,085      16,159
    Century Bancorp, Inc. Class A.....................................       595      17,898
    CFS Bancorp, Inc..................................................    14,148      75,975
    Chemical Financial Corp...........................................       394       8,837
   *Chicopee Bancorp, Inc.............................................     1,000      14,490
   *CIT Group, Inc....................................................    39,411   1,439,290
    Citigroup, Inc.................................................... 2,115,722  57,399,538
  #*Citizens Community Bancorp, Inc...................................    10,355      58,609
    Citizens South Banking Corp.......................................     1,934      13,016
   #CME Group, Inc....................................................   414,385  21,593,602
    CNA Financial Corp................................................   294,392   7,686,575
   #CNO Financial Group, Inc..........................................   301,264   2,497,479
    CoBiz Financial, Inc..............................................     1,468       9,836
    Codorus Valley Bancorp, Inc.......................................       115       1,796
   *Community West Bancshares.........................................       400         936
  #*CompuCredit Holdings Corp.........................................    30,212     132,933
   *Cowen Group, Inc. Class A.........................................    36,073      90,182
    Donegal Group, Inc. Class A.......................................    27,981     374,945
    Donegal Group, Inc. Class B.......................................       300       5,346
   *Doral Financial Corp..............................................     1,166       1,586
   *E*Trade Financial Corp............................................    89,699     684,403
    Eastern Insurance Holdings, Inc...................................    23,026     365,192
   *Eastern Virginia Bankshares, Inc..................................       260       1,040
   #Edelman Financial Group, Inc......................................    46,382     402,132
    EMC Insurance Group, Inc..........................................    19,181     387,840
    Endurance Specialty Holdings, Ltd.................................    76,288   2,644,905
    Enterprise Financial Services Corp................................     4,524      56,776
   #ESB Financial Corp................................................       360       5,072
    ESSA Bancorp, Inc.................................................     8,817      93,196
    Evans Bancorp, Inc................................................     1,681      26,055
    Everest Re Group, Ltd.............................................    34,913   3,550,652
   *Farmers Capital Bank Corp.........................................       302       2,410
    FBL Financial Group, Inc. Class A.................................    24,660     763,227
    Federal Agricultural Mortgage Corp. Class A.......................       177       3,343
    Federal Agricultural Mortgage Corp. Class C.......................     9,200     231,288
    Fidelity Bancorp, Inc.............................................       400       8,344
    Fidelity National Financial, Inc. Class A.........................    70,910   1,320,344
    Fidelity Southern Corp............................................     6,914      62,778
    Fifth Third Bancorp...............................................     9,458     130,710
   *First Acceptance Corp.............................................    39,006      47,977
    First American Financial Corp.....................................    61,982   1,135,510
    First Bancorp.....................................................    14,448     123,097
   *First Bancshares, Inc.............................................       400       1,960
    First Bancshares, Inc. (The)......................................       300       2,922
    First Busey Corp..................................................     9,321      43,436
    First Business Financial Services, Inc............................       482      10,512
   *First California Financial Group, Inc.............................     3,631      24,364
    First Citizens BancShares, Inc. Class A...........................     9,427   1,548,762
    First Commonwealth Financial Corp.................................    37,876     265,511
    First Community Bancshares, Inc...................................     1,216      17,620

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Financials -- (Continued)
    First Defiance Financial Corp.....................................  11,998 $   194,967
   *First Federal of Northern Michigan Bancorp, Inc...................     900       3,051
    First Financial Holdings, Inc.....................................  18,933     223,409
  #*First Financial Northwest, Inc....................................  25,471     208,862
   *First Financial Service Corp......................................     130         299
    First Interstate BancSystem, Inc..................................   2,959      42,639
    First Merchants Corp..............................................  38,531     548,296
    First Midwest Bancorp, Inc........................................   7,168      80,998
   #First Pactrust Bancorp, Inc.......................................   1,150      12,938
   *First South Bancorp, Inc..........................................   1,978       8,387
   *FirstCity Financial Corp..........................................   5,872      52,848
    Flagstone Reinsurance Holdings SA.................................  45,783     319,565
    Fox Chase Bancorp, Inc............................................     351       5,230
   *Genworth Financial, Inc. Class A..................................  34,964     176,219
   #German American Bancorp, Inc......................................   7,459     151,791
   *Gleacher & Co., Inc...............................................  45,986      32,190
   *Global Indemnity P.L.C............................................   7,702     148,032
    Goldman Sachs Group, Inc. (The)................................... 118,989  12,005,990
    Great Southern Bancorp, Inc.......................................   2,301      70,526
   *Greene Bancshares, Inc............................................  14,944      27,049
   *Guaranty Bancorp..................................................  79,799     153,214
   *Guaranty Federal Bancshares, Inc..................................   1,684      11,603
   *Hallmark Financial Services, Inc..................................  26,292     216,909
    Hampden Bancorp, Inc..............................................   5,886      74,222
    Hanover Insurance Group, Inc. (The)...............................  88,829   3,115,233
   *Harris & Harris Group, Inc........................................   4,587      17,064
    Hartford Financial Services Group, Inc............................ 366,250   6,024,812
   #HCC Insurance Holdings, Inc.......................................  17,700     542,328
    Heartland Financial USA, Inc......................................     565      14,763
   *Heritage Commerce Corp............................................  14,483      88,781
    HF Financial Corp.................................................     400       5,116
   *Hilltop Holdings, Inc.............................................  26,171     275,057
   #Hingham Institution for Savings...................................     500      30,355
   *HMN Financial, Inc................................................   3,456       9,642
  #*Home Bancorp, Inc.................................................   1,128      18,973
    Home Federal Bancorp, Inc.........................................   9,720      96,422
    HopFed Bancorp, Inc...............................................   6,781      50,858
    Horace Mann Educators Corp........................................  58,206   1,015,113
   #Horizon Bancorp...................................................     450      12,141
    Hudson City Bancorp, Inc..........................................  28,191     179,013
   *ICG Group, Inc....................................................   8,684      77,635
  #*Imperial Holdings, Inc............................................   2,882      11,038
    Independence Holding Co...........................................  25,047     236,444
    Indiana Community Bancorp.........................................   2,029      46,363
    Infinity Property & Casualty Corp.................................  16,085     929,874
    International Bancshares Corp.....................................   8,390     153,789
   *Intervest Bancshares Corp. Class A................................   2,078       7,834
   *Investment Technology Group, Inc..................................  36,940     305,863
    Investors Title Co................................................   1,169      62,553
    Janus Capital Group, Inc..........................................  24,840     179,593
    JPMorgan Chase & Co............................................... 777,031  27,973,116
   #Kaiser Federal Financial Group, Inc...............................     127       1,847
   #Kemper Corp.......................................................  76,602   2,506,417
    Kentucky First Federal Bancorp....................................   2,800      21,028
    KeyCorp........................................................... 697,465   5,565,771
   *Knight Capital Group, Inc. Class A................................  16,671     172,211
    Lakeland Bancorp, Inc.............................................   4,701      44,283
    Landmark Bancorp, Inc.............................................   1,786      35,881
    Legg Mason, Inc................................................... 128,883   3,160,211
    Lincoln National Corp............................................. 383,093   7,681,015
    LNB Bancorp, Inc..................................................  13,395      79,968

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Loews Corp........................................................   255,713 $10,123,678
   *Louisiana Bancorp, Inc............................................     5,606      89,892
  #*Macatawa Bank Corp................................................    19,092      62,049
   *Magyar Bancorp, Inc...............................................       500       1,975
    Maiden Holdings, Ltd..............................................    24,254     205,916
    MainSource Financial Group, Inc...................................    47,000     548,960
    Marlin Business Services Corp.....................................    14,241     218,742
    MB Financial, Inc.................................................    19,678     397,299
  #*MBIA, Inc.........................................................    84,344     805,485
  #*MBT Financial Corp................................................    23,185      68,396
    MCG Capital Corp..................................................    43,196     189,198
    Meadowbrook Insurance Group, Inc..................................    38,553     271,413
    Medallion Financial Corp..........................................    16,525     183,097
   *Mercantile Bank Corp..............................................     4,748      78,627
   #Meta Financial Group, Inc.........................................     1,251      26,696
    MetLife, Inc...................................................... 1,126,173  34,652,343
   *Metro Bancorp, Inc................................................    28,298     353,725
  #*MetroCorp Bancshares, Inc.........................................     2,250      23,265
   *MGIC Investment Corp..............................................    72,733     175,287
    MicroFinancial, Inc...............................................     5,900      56,935
    MidWestOne Financial Group, Inc...................................       474      10,087
    Montpelier Re Holdings, Ltd.......................................    38,746     784,994
    Morgan Stanley.................................................... 1,476,248  20,165,548
    MutualFirst Financial, Inc........................................     2,300      25,691
    NASDAQ OMX Group, Inc. (The)......................................    42,129     956,328
    National Western Life Insurance Co. Class A.......................       900     127,431
   *Navigators Group, Inc. (The)......................................     4,719     228,541
   *New Century Bancorp, Inc..........................................       600       2,760
    New Hampshire Thrift Bancshares, Inc..............................     3,667      45,984
   *NewBridge Bancorp.................................................    11,513      47,318
   *Newport Bancorp, Inc..............................................       700       9,930
   *NewStar Financial, Inc............................................    41,766     497,851
   *North Valley Bancorp..............................................       907      12,444
    Northeast Community Bancorp, Inc..................................    18,190      97,226
    Northrim Bancorp, Inc.............................................     6,358     128,177
    NYSE Euronext.....................................................     8,639     220,122
    Old Republic International Corp...................................   357,183   2,878,895
  #*Old Second Bancorp, Inc...........................................     4,874       6,824
    Oppenheimer Holdings, Inc. Class A................................     2,297      31,951
    Oriental Financial Group, Inc.....................................    30,991     321,687
    Pacific Continental Corp..........................................       202       1,864
  #*Pacific Mercantile Bancorp........................................    16,756     111,930
   *Park Sterling Corp................................................     3,192      14,651
    PartnerRe, Ltd....................................................    52,224   3,783,107
   *Penson Worldwide, Inc.............................................    22,821       2,510
    Peoples Bancorp of North Carolina.................................       250       2,148
    Peoples Bancorp, Inc..............................................    17,708     387,097
    People's United Financial, Inc....................................    68,700     787,302
  #*PHH Corp..........................................................    92,304   1,496,248
   *Phoenix Cos., Inc. (The)..........................................    86,162     140,444
   *Pinnacle Financial Partners, Inc..................................    23,924     467,714
   *Piper Jaffray Cos., Inc...........................................       912      19,435
    Platinum Underwriters Holdings, Ltd...............................    18,979     721,582
   *Popular, Inc......................................................    56,536     851,998
   *Porter Bancorp, Inc...............................................     1,737       2,501
   *Premier Financial Bancorp, Inc....................................     1,301      10,226
    Presidential Life Corp............................................    33,374     463,565
    Principal Financial Group, Inc....................................   217,722   5,571,506
   #Protective Life Corp..............................................    98,037   2,736,213
    Provident Financial Holdings, Inc.................................       544       6,659
    Provident Financial Services, Inc.................................    17,854     271,916

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Financials -- (Continued)
    Provident New York Bancorp........................................    71,474 $   590,375
    Prudential Financial, Inc.........................................   497,625  24,025,335
    Pulaski Financial Corp............................................     4,550      34,080
   #Radian Group, Inc.................................................   161,945     453,446
    Regions Financial Corp............................................ 1,304,230   9,077,441
    Reinsurance Group of America, Inc.................................   169,166   9,417,471
    Renasant Corp.....................................................    42,102     745,205
   *Republic First Bancorp, Inc.......................................     2,474       5,121
    Resource America, Inc. Class A....................................    21,102     128,089
   *Riverview Bancorp, Inc............................................    15,319      21,753
    Safety Insurance Group, Inc.......................................    11,042     467,960
    Sandy Spring Bancorp, Inc.........................................    10,125     180,326
   *Savannah Bancorp, Inc. (The)......................................     2,998      17,238
    SeaBright Holdings, Inc...........................................    40,890     344,703
    Selective Insurance Group, Inc....................................    45,200     780,152
    SI Financial Group, Inc...........................................     5,444      63,695
    Simmons First National Corp. Class A..............................     2,049      47,824
    Somerset Hills Bancorp............................................     4,317      37,126
   *Southern Community Financial Corp.................................    29,890      94,154
   *Southern First Bancshares, Inc....................................     1,106       9,279
    Southern Missouri Bancorp, Inc....................................        41         912
   *Southwest Bancorp, Inc............................................    23,408     215,354
   #StanCorp Financial Group, Inc.....................................     1,024      30,474
    State Auto Financial Corp.........................................    59,439     770,924
    StellarOne Corp...................................................    28,368     379,848
   #Stewart Information Services Corp.................................    12,271     209,466
   *Stratus Properties, Inc...........................................     3,069      25,626
   *Suffolk Bancorp...................................................       205       2,665
   *Sun Bancorp, Inc..................................................     4,338      12,754
    SunTrust Banks, Inc...............................................   491,691  11,628,492
    Susquehanna Bancshares, Inc.......................................   156,089   1,663,909
    Symetra Financial Corp............................................    23,030     267,839
    Synovus Financial Corp............................................   243,878     463,368
  #*Taylor Capital Group, Inc.........................................       826      14,414
    Teche Holding Co..................................................       600      22,914
    TF Financial Corp.................................................       630      14,692
   *Timberland Bancorp, Inc...........................................     2,500      12,950
    Tower Group, Inc..................................................     1,282      23,896
   #TowneBank.........................................................     8,298     118,661
    Travelers Cos., Inc. (The)........................................    28,000   1,754,200
   *Tree.com, Inc.....................................................     5,635      72,804
    Umpqua Holdings Corp..............................................    57,727     720,433
    Unico American Corp...............................................     1,900      19,000
    Union First Market Bankshares Corp................................    14,114     215,521
  #*United Community Banks, Inc.......................................    16,030     109,164
    United Financial Bancorp, Inc.....................................    11,124     158,517
    United Fire Group, Inc............................................    40,312     790,115
   *United Security Bancshares........................................       375         911
  #*Unity Bancorp, Inc................................................     3,306      19,737
    Unum Group........................................................   517,445   9,774,536
   *Virginia Commerce Bancorp, Inc....................................    22,274     179,751
    VIST Financial Corp...............................................       271       3,314
   *Waterstone Financial, Inc.........................................     1,300       4,329
    WesBanco, Inc.....................................................    31,431     650,936
    West Bancorporation, Inc..........................................    14,757     149,636
    Westfield Financial, Inc..........................................       895       6,677
    White River Capital, Inc..........................................       300       6,735
    Wintrust Financial Corp...........................................    24,524     900,276
    WR Berkley Corp...................................................     3,678     134,725
   *WSB Holdings, Inc.................................................       100         275
    XL Group P.L.C....................................................   240,766   4,971,818

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Financials -- (Continued)
   *Yadkin Valley Financial Corp......................................    16,710 $     46,621
    Zions Bancorporation..............................................    53,325      970,515
   *ZipRealty, Inc....................................................    10,028       13,137
                                                                                 ------------
Total Financials......................................................            479,305,974
                                                                                 ------------
Health Care -- (8.7%)
   *Addus HomeCare Corp...............................................     2,044        8,994
    Aetna, Inc........................................................   503,313   18,149,467
   *Affymax, Inc......................................................     6,200      100,626
   *Affymetrix, Inc...................................................    73,173      306,595
   *Albany Molecular Research, Inc....................................    29,820       84,391
   *Alere, Inc........................................................    74,130    1,398,833
   *Allied Healthcare Products, Inc...................................     1,000        2,835
   *Almost Family, Inc................................................     1,789       39,376
   *Alphatec Holdings, Inc............................................    18,527       32,608
   *AMAG Pharmaceuticals, Inc.........................................       272        4,211
  #*Amedisys, Inc.....................................................    12,879      156,995
   *AMN Healthcare Services, Inc......................................    15,078       88,056
   *Amsurg Corp.......................................................    30,743      908,148
    Analogic Corp.....................................................     5,884      376,694
   *AngioDynamics, Inc................................................    55,783      614,171
   *Anika Therapeutics, Inc...........................................    20,716      251,699
    Arrhythmia Research Technology, Inc...............................     1,200        3,564
    Assisted Living Concepts, Inc. Class A............................    35,887      502,777
   *Astex Pharmaceuticals, Inc........................................       200          496
   *BioClinica, Inc...................................................    10,641       55,333
   *BioScrip, Inc.....................................................    36,570      232,585
   *Boston Scientific Corp............................................ 1,208,099    6,245,872
   *Cambrex Corp......................................................    43,567      402,123
    Cantel Medical Corp...............................................    10,905      284,839
   *Capital Senior Living Corp........................................    58,814      661,069
   *CardioNet, Inc....................................................     5,628       10,975
  #*CareFusion Corp...................................................   207,163    5,056,849
  #*Celldex Therapeutics, Inc.........................................     4,759       24,604
    Cigna Corp........................................................    37,971    1,529,472
   *Community Health Systems, Inc.....................................   105,314    2,591,778
    CONMED Corp.......................................................    43,239    1,186,478
    Cooper Cos., Inc. (The)...........................................    50,100    3,770,526
   #Coventry Health Care, Inc.........................................   141,956    4,731,393
   *Cross Country Healthcare, Inc.....................................    36,190      165,026
   *CryoLife, Inc.....................................................    17,502       97,311
  #*Cumberland Pharmaceuticals, Inc...................................    26,419      161,156
   *Cutera, Inc.......................................................    25,580      174,967
   *Cynosure, Inc. Class A............................................     8,077      202,248
    Daxor Corp........................................................       545        4,886
   *Digirad Corp......................................................    29,411       58,822
   *Dynacq Healthcare, Inc............................................       909          558
   *Endo Health Solutions, Inc........................................    54,588    1,622,901
   *Enzo Biochem, Inc.................................................    50,665       75,997
   *Exactech, Inc.....................................................     3,391       56,121
   *Five Star Quality Care, Inc.......................................    28,899      103,169
   *Forest Laboratories, Inc..........................................    82,171    2,756,837
   *Gentiva Health Services, Inc......................................    26,039      173,420
   *Greatbatch, Inc...................................................    41,672      951,372
   *Hanger, Inc.......................................................     2,200       56,694
   *Harvard Bioscience, Inc...........................................    32,625      120,712
  #*Health Net, Inc...................................................    25,498      561,466
   *Healthways, Inc...................................................    27,400      307,154
  #*Hologic, Inc......................................................   305,036    5,649,267
    Humana, Inc.......................................................   236,814   14,587,742
   *IntegraMed America, Inc...........................................     3,874       53,965

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Health Care -- (Continued)
    Invacare Corp.....................................................    28,428 $    400,551
    Kewaunee Scientific Corp..........................................     1,631       19,311
   *Kindred Healthcare, Inc...........................................    50,544      478,652
   *Lannet Co., Inc...................................................     3,649       17,260
   *LCA-Vision, Inc...................................................     1,000        3,530
    LeMaitre Vascular, Inc............................................     5,100       32,130
   *Life Technologies Corp............................................    94,990    4,168,161
  #*LifePoint Hospitals, Inc..........................................    82,208    3,133,769
  #*Magellan Health Services, Inc.....................................     9,739      469,420
  #*Maxygen, Inc......................................................    45,644      275,233
   *MedAssets, Inc....................................................    44,682      589,356
   *MedCath Corp......................................................    29,240      225,733
   *Medical Action Industries, Inc....................................    26,509       92,251
  #*MediciNova, Inc...................................................       225          371
   *Medtox Scientific, Inc............................................     5,247      141,669
   *Misonix, Inc......................................................     4,083        9,881
   *Molina Healthcare, Inc............................................    24,941      608,810
   *Myrexis, Inc......................................................    16,406       41,835
    National Healthcare Corp..........................................     7,274      317,656
   *Natus Medical, Inc................................................     4,882       60,342
   #Omnicare, Inc.....................................................   197,388    6,199,957
   *Palomar Medical Technologies, Inc.................................     6,712       53,763
   *PDI, Inc..........................................................    15,181      109,000
    PerkinElmer, Inc..................................................    76,500    1,954,575
    Pfizer, Inc....................................................... 5,208,907  125,222,124
   *PharMerica Corp...................................................     7,655       78,770
   *Providence Service Corp. (The)....................................     1,665       21,478
   *Repligen Corp.....................................................    33,562      134,919
   *RTI Biologics, Inc................................................    80,268      285,754
   *Select Medical Holdings Corp......................................    51,009      543,246
   *Skilled Healthcare Group, Inc. Class A............................    18,080       98,174
   *Solta Medical, Inc................................................     6,017       19,676
   *Sucampo Pharmaceuticals, Inc. Class A.............................     7,965       32,179
   *Sun Healthcare Group, Inc.........................................     8,903       74,429
   *SunLink Health Systems, Inc.......................................     1,750        1,960
   *SurModics, Inc....................................................     5,593       89,152
   *Symmetry Medical, Inc.............................................    78,674      609,724
    Teleflex, Inc.....................................................    37,423    2,385,342
   *Theragenics Corp..................................................    21,383       39,345
    Thermo Fisher Scientific, Inc.....................................   499,520   27,808,278
   *TranS1, Inc.......................................................     6,997       17,492
   *Triple-S Management Corp. Class B.................................    22,073      402,170
    UnitedHealth Group, Inc...........................................    67,592    3,453,275
   *Universal American Corp...........................................    85,628      767,227
  #*VCA Antech, Inc...................................................    49,047      892,655
  #*ViroPharma, Inc...................................................   103,779    2,253,042
  #*WellCare Health Plans, Inc........................................    12,832      831,770
   #WellPoint, Inc....................................................   504,640   26,892,266
  #*Wright Medical Group, Inc.........................................    38,748      722,263
    Young Innovations, Inc............................................     2,165       78,135
                                                                                 ------------
Total Health Care.....................................................            290,914,284
                                                                                 ------------
Industrials -- (14.1%)
   *A.T. Cross Co. Class A............................................    18,022      173,552
  #*A123 Systems, Inc.................................................     4,800        2,112
    AAR Corp..........................................................    32,906      467,594
   #ABM Industries, Inc...............................................    64,500    1,199,700
  #*ACCO Brands Corp..................................................    40,161      340,164
    Aceto Corp........................................................    37,486      329,127
   #Actuant Corp. Class A.............................................    44,986    1,280,302
   *Adept Technology, Inc.............................................    21,309       83,957

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Industrials -- (Continued)
   *AECOM Technology Corp.............................................    23,177 $   375,699
   *Aegion Corp.......................................................     5,916     102,938
   *AGCO Corp.........................................................    58,973   2,585,376
   *Air Transport Services Group, Inc.................................    17,784      85,897
    Aircastle, Ltd....................................................    54,200     641,186
    Alamo Group, Inc..................................................    22,951     657,087
   *Alaska Air Group, Inc.............................................    52,626   1,834,016
    Albany International Corp. Class A................................    20,551     367,863
  o*Allied Defense Group, Inc. (The)..................................     2,645      14,151
    Allied Motion Technologies, Inc...................................       162         948
    Amerco, Inc.......................................................    29,431   2,748,855
   *American Railcar Industries, Inc..................................    20,003     608,691
   *American Reprographics Co.........................................     1,343       5,869
    Ampco-Pittsburgh Corp.............................................     4,007      62,950
   *AMREP Corp........................................................       966       5,868
    Apogee Enterprises, Inc...........................................    36,374     588,895
    Applied Industrial Technologies, Inc..............................    23,371     868,466
    Argan, Inc........................................................        21         332
    Arkansas Best Corp................................................    27,325     374,079
   #Armstrong World Industries, Inc...................................    29,925   1,156,601
  #*Ascent Solar Technologies, Inc....................................     7,857       8,250
  #*Asset Acceptance Capital Corp.....................................     5,900      34,397
    Asta Funding, Inc.................................................     8,975      83,647
   *Astec Industries, Inc.............................................    22,925     669,410
   *Atlas Air Worldwide Holdings, Inc.................................    37,114   1,683,491
  #*Avis Budget Group, Inc............................................    94,608   1,359,517
    Baltic Trading, Ltd...............................................     5,000      15,900
    Barnes Group, Inc.................................................    36,400     868,504
    Barrett Business Services, Inc....................................    12,955     338,385
   *BlueLinx Holdings, Inc............................................    12,553      26,989
    Brady Corp. Class A...............................................    44,400   1,177,932
   #Briggs & Stratton Corp............................................    47,640     830,842
   *Builders FirstSource, Inc.........................................    12,182      43,855
   *CAI International, Inc............................................    12,482     258,128
    Cascade Corp......................................................     5,840     275,122
   *Casella Waste Systems, Inc. Class A...............................    14,362      72,528
  #*CBIZ, Inc.........................................................    46,963     248,434
    CDI Corp..........................................................    43,399     701,328
   #CECO Environmental Corp...........................................     5,023      40,184
    Celadon Group, Inc................................................    23,892     356,708
    Ceradyne, Inc.....................................................    26,425     581,350
   *Champion Industries, Inc..........................................       686         177
  #*Chart Industries, Inc.............................................     3,000     194,580
    Chicago Rivet & Machine Co........................................       700      13,272
    CIRCOR International, Inc.........................................     8,966     276,063
   *CNH Global NV.....................................................     6,958     265,239
   *Columbus McKinnon Corp............................................    17,745     261,029
    Comfort Systems USA, Inc..........................................    38,640     378,286
    CompX International, Inc..........................................       500       6,420
   *Consolidated Graphics, Inc........................................    12,008     284,710
   #Corrections Corp. of America......................................     7,040     218,803
    Courier Corp......................................................     8,603      95,665
    Covanta Holding Corp..............................................    94,292   1,619,937
   *Covenant Transportation Group, Inc. Class A.......................     7,080      35,188
  #*CPI Aerostructures, Inc...........................................     5,826      66,125
   *CRA International, Inc............................................     7,613     117,925
    CSX Corp.......................................................... 1,242,950  28,513,273
    Curtiss-Wright Corp...............................................    46,353   1,389,199
   *Dolan Co. (The)...................................................    20,106      98,117
   #Douglas Dynamics, Inc.............................................     1,600      21,392
   *Ducommun, Inc.....................................................    16,345     161,162

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Industrials -- (Continued)
   *Dycom Industries, Inc.............................................    39,499 $    688,073
  #*Eagle Bulk Shipping, Inc..........................................     5,676       16,460
    Eastern Co. (The).................................................    10,193      181,945
    Eaton Corp........................................................    24,778    1,086,268
    Ecology & Environment, Inc. Class A...............................       900       10,845
    EMCOR Group, Inc..................................................    26,285      692,084
    Encore Wire Corp..................................................    19,966      547,068
  #*Energy Recovery, Inc..............................................    12,968       29,178
   *EnergySolutions, Inc..............................................    22,369       37,133
   *EnerSys...........................................................    43,239    1,476,612
   *Engility Holdings, Inc............................................    16,745      244,477
    Ennis, Inc........................................................    48,483      695,246
   *EnPro Industries, Inc.............................................    18,700      644,589
    ESCO Technologies, Inc............................................    16,950      610,369
    Espey Manufacturing & Electronics Corp............................     1,671       47,690
   *Esterline Technologies Corp.......................................    44,968    2,640,521
   *Excel Maritime Carriers, Ltd......................................    39,058       16,795
   #Exelis, Inc.......................................................    33,213      312,202
   *Federal Signal Corp...............................................    68,080      386,014
   #FedEx Corp........................................................   142,324   12,851,857
   *Flow International Corp...........................................    23,633       75,626
  #*Fortune Brands Home & Security, Inc...............................   149,626    3,309,727
   *Franklin Covey Co.................................................     3,046       31,709
    FreightCar America, Inc...........................................    11,505      234,012
   *Frozen Food Express Industries....................................     8,986       13,659
  #*FTI Consulting, Inc...............................................    16,780      428,393
    G & K Services, Inc. Class A......................................    29,714      936,288
   #GATX Corp.........................................................    65,445    2,753,271
   *Genco Shipping & Trading, Ltd.....................................    17,309       37,387
   *Gencor Industries, Inc............................................     8,766       66,885
   *General Cable Corp................................................    26,404      689,937
    General Electric Co............................................... 5,174,289  107,366,497
   *Geo Group, Inc. (The).............................................    24,086      556,868
   *Gibraltar Industries, Inc.........................................    43,711      416,129
   *GP Strategies Corp................................................    18,583      317,955
    Granite Construction, Inc.........................................    26,636      689,872
    Great Lakes Dredge & Dock Corp....................................    79,907      569,737
   *Greenbrier Cos., Inc..............................................    21,793      355,226
    Griffon Corp......................................................    74,563      655,409
   *H&E Equipment Services, Inc.......................................    59,629      841,961
    Hardinge, Inc.....................................................    20,151      183,777
   *Harsco Corp.......................................................    36,812      782,255
  #*Hawaiian Holdings, Inc............................................    19,867      126,553
    Heidrick & Struggles International, Inc...........................    18,234      243,971
  #*Hertz Global Holdings, Inc........................................   278,411    3,134,908
   *Hill International, Inc...........................................    27,154      105,629
   *Hudson Global, Inc................................................    15,603       70,994
  #*Huntington Ingalls Industries, Inc................................    53,870    2,100,391
   *Hurco Cos., Inc...................................................     8,210      167,484
   *ICF International, Inc............................................    31,660      777,886
    Ingersoll-Rand P.L.C..............................................   250,943   10,642,493
    Insteel Industries, Inc...........................................    16,378      163,125
   *Interline Brands, Inc.............................................    74,162    1,882,232
    International Shipholding Corp....................................    12,452      230,113
    Intersections, Inc................................................    29,179      415,509
   #ITT Corp..........................................................     7,700      144,298
  #*JetBlue Airways Corp..............................................   324,893    1,790,160
   *Kadant, Inc.......................................................     6,383      132,192
   #Kansas City Southern..............................................    27,254    1,984,091
  #*KAR Auction Services, Inc.........................................    18,100      289,781
    Kaydon Corp.......................................................    14,751      311,246

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CONTINUED

                                                                        SHARES      VALUE+
                                                                        ------      ------
Industrials -- (Continued)
    Kelly Services, Inc. Class A......................................  44,445 $   527,118
    Kennametal, Inc...................................................   6,400     236,160
   *Key Technology, Inc...............................................   3,199      28,823
    Kimball International, Inc. Class B...............................  28,589     267,307
   *Korn/Ferry International..........................................  30,127     396,471
   *Kratos Defense & Security Solutions, Inc..........................     723       4,085
    KSW, Inc..........................................................     446       1,677
    L.B. Foster Co. Class A...........................................   3,502     103,624
    L.S. Starrett Co. Class A (The)...................................   4,097      47,812
    L-3 Communications Holdings, Inc.................................. 100,470   7,122,318
   #Lawson Products, Inc..............................................  10,838     105,345
   *Layne Christensen Co..............................................  36,994     780,573
   *LMI Aerospace, Inc................................................  14,827     267,331
    LSI Industries, Inc...............................................  28,715     185,212
   *Lydall, Inc.......................................................  18,720     238,867
   #Manpower, Inc.....................................................   5,658     201,312
    Marten Transport, Ltd.............................................  32,577     584,757
   *Matson, Inc.......................................................  66,838   1,641,541
    McGrath RentCorp..................................................  20,487     545,159
   *Metalico, Inc.....................................................  74,246     144,037
    Met-Pro Corp......................................................   2,998      27,132
   *MFRI, Inc.........................................................   8,900      60,564
   *Michael Baker Corp................................................     969      24,438
    Miller Industries, Inc............................................  21,096     346,396
  #*Mobile Mini, Inc..................................................  54,461     779,882
  #*Moog, Inc. Class A................................................  35,747   1,300,833
    Mueller Industries, Inc...........................................  25,621   1,092,223
    Mueller Water Products, Inc. Class A.............................. 185,957     658,288
    Multi-Color Corp..................................................     777      15,105
    NACCO Industries, Inc. Class A....................................   6,123     613,218
   *National Technical Systems, Inc...................................  15,600     105,456
   *Navigant Consulting, Inc..........................................  22,179     257,942
    NL Industries, Inc................................................  51,251     604,762
   *NN, Inc...........................................................  13,518     121,662
    Norfolk Southern Corp............................................. 545,229  40,374,207
   #Northrop Grumman Corp............................................. 337,038  22,311,916
   *Northwest Pipe Co.................................................  10,675     259,936
   *Ocean Power Technologies, Inc.....................................   8,500      20,400
   *On Assignment, Inc................................................  53,951     841,096
   *Orbital Sciences Corp.............................................  36,476     477,836
   *Orion Energy Systems, Inc.........................................   1,043       2,315
   *Orion Marine Group, Inc...........................................     758       5,480
  #*Oshkosh Corp......................................................  14,466     325,774
   *Owens Corning, Inc................................................ 152,823   4,104,826
    P.A.M. Transportation Services, Inc...............................  19,428     181,652
    Pentair, Inc......................................................  23,304   1,021,414
   *PGT, Inc..........................................................     500       1,470
   *Pike Electric Corp................................................  17,815     152,675
  #*Portfolio Recovery Associates, Inc................................   9,401     796,077
   *Powell Industries, Inc............................................   5,907     202,433
   *PowerSecure International, Inc....................................   8,626      39,421
    Providence & Worcester Railroad Co................................   1,200      16,128
   #Quad/Graphics, Inc................................................     799      12,297
    Quanex Building Products Corp.....................................  19,678     332,558
   *Quanta Services, Inc.............................................. 168,307   3,869,378
   *RailAmerica, Inc..................................................  21,133     579,678
    Raytheon Co....................................................... 198,954  11,037,968
   *RCM Technologies, Inc.............................................  21,593     117,466
   *Real Goods Solar, Inc. Class A....................................   2,600       2,730
   #Regal-Beloit Corp.................................................  16,070   1,034,426
   *Republic Airways Holdings, Inc....................................  53,999     245,695

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CONTINUED

                                                                        SHARES       VALUE+
                                                                        ------       ------
Industrials -- (Continued)
    Republic Services, Inc............................................ 429,755 $ 12,432,812
    Resources Connection, Inc.........................................  25,796      291,237
   #Robbins & Myers, Inc..............................................   8,889      407,472
   #RR Donnelley & Sons Co............................................  22,595      273,851
   *Rush Enterprises, Inc. Class A....................................  34,446      556,303
   *Rush Enterprises, Inc. Class B....................................  18,522      248,565
    Ryder System, Inc.................................................  89,844    3,543,447
   *Saia, Inc.........................................................  17,104      386,550
    Schawk, Inc.......................................................  45,135      513,636
   *Seaboard Corp.....................................................   1,812    3,986,400
    SeaCube Container Leasing, Ltd....................................     223        3,916
    SIFCO Industries, Inc.............................................   6,623      127,493
   #Simpson Manufacturing Co., Inc....................................   5,157      125,006
    SkyWest, Inc......................................................  46,706      326,942
   *SL Industries, Inc................................................     300        4,125
    Southwest Airlines Co............................................. 645,761    5,934,544
   *Sparton Corp......................................................   9,132       89,402
    Standard Register Co. (The).......................................  30,430       24,648
    Standex International Corp........................................  22,341      955,748
    Stanley Black & Decker, Inc....................................... 154,919   10,362,532
    Steelcase, Inc. Class A...........................................  69,420      594,929
   *Sterling Construction Co., Inc....................................  20,161      200,199
   *Supreme Industries, Inc. Class A..................................   1,365        5,446
   *SYKES Enterprises, Inc............................................  20,092      297,161
    Sypris Solutions, Inc.............................................   9,636       59,840
   #TAL International Group, Inc......................................  22,054      753,144
   *Tecumseh Products Co. Class A.....................................  11,200       60,704
  #*Tecumseh Products Co. Class B.....................................   1,400        7,833
   *Terex Corp........................................................  19,564      381,498
   *Tetra Tech, Inc...................................................  10,810      277,925
  #*Titan Machinery, Inc..............................................  14,689      417,755
   *TRC Cos., Inc.....................................................  28,708      188,612
    Trinity Industries, Inc...........................................  93,807    2,626,596
    Triumph Group, Inc................................................  57,456    3,592,724
   *Tufco Technologies, Inc...........................................     900        3,447
   *Tutor Perini Corp.................................................  40,371      458,615
   #Twin Disc, Inc....................................................   3,866       75,696
    Tyco International, Ltd........................................... 394,386   21,667,567
   *Ultralife Corp....................................................  11,640       45,512
    UniFirst Corp.....................................................  18,705    1,171,307
    Union Pacific Corp................................................ 455,111   55,801,160
    Universal Forest Products, Inc....................................  31,800    1,015,374
    Universal Truckload Services, Inc.................................     403        6,001
    URS Corp..........................................................  86,998    3,051,020
    US Home Systems, Inc..............................................   4,314       39,301
   *USA Truck, Inc....................................................  15,305       64,128
   *Versar, Inc.......................................................   6,026       18,259
    Viad Corp.........................................................  28,614      495,881
   *Virco Manufacturing Corp..........................................  12,601       19,028
    VSE Corp..........................................................     600       13,776
   #Watts Water Technologies, Inc. Class A............................  53,615    1,803,609
  #*WESCO International, Inc..........................................  11,687      651,083
   *Willdan Group, Inc................................................   1,000        1,425
   *Willis Lease Finance Corp.........................................   7,900       99,066
  #*XPO Logistics, Inc................................................   4,427       56,311
                                                                               ------------
Total Industrials.....................................................          474,316,043
                                                                               ------------
Information Technology -- (5.2%)
   *Accelrys, Inc.....................................................  41,733      338,872
    Activision Blizzard, Inc.......................................... 982,162   11,815,409
   *Acxiom Corp.......................................................   7,769      130,286

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CONTINUED

                                                                          SHARES      VALUE+
                                                                          ------      ------
Information Technology -- (Continued)
   *Advanced Energy Industries, Inc...................................    45,771 $   563,899
   *Agilysys, Inc.....................................................    12,799     111,223
   *Alpha & Omega Semiconductor, Ltd..................................     1,319      10,169
  #*Amkor Technology, Inc.............................................    15,566      82,967
  #*Amtech Systems, Inc...............................................    10,600      45,050
   *ANADIGICS, Inc....................................................     6,834       8,679
   *Analysts International Corp.......................................       200         832
   *Anaren, Inc.......................................................     9,602     192,712
  #*AOL, Inc..........................................................   105,592   3,364,161
   *Arris Group, Inc..................................................   146,928   1,864,516
   *Arrow Electronics, Inc............................................   182,170   6,148,237
    Astro-Med, Inc....................................................     2,897      23,654
   *ATMI, Inc.........................................................    33,934     644,067
   *Aviat Networks, Inc...............................................    53,843     121,685
   *Avid Technology, Inc..............................................    19,136     176,243
   *Avnet, Inc........................................................   139,400   4,391,100
    AVX Corp..........................................................   180,325   1,756,365
   #Aware, Inc........................................................    22,140     137,047
   *AXT, Inc..........................................................    25,915      90,443
    Bel Fuse, Inc. Class A............................................     4,174      74,422
    Bel Fuse, Inc. Class B............................................    18,986     342,318
   *Benchmark Electronics, Inc........................................    93,903   1,479,911
    Black Box Corp....................................................    27,128     722,690
   *Blucora, Inc......................................................    81,156   1,237,629
   *BroadVision, Inc..................................................       700       5,908
   *Brocade Communications Systems, Inc...............................   461,513   2,293,720
    Brooks Automation, Inc............................................    63,950     592,177
   *BSQUARE Corp......................................................     4,665      14,368
   *BTU International, Inc............................................     1,600       3,824
    Cabot Microelectronics Corp.......................................     2,485      73,059
  #*CACI International, Inc. Class A..................................    27,175   1,534,029
  #*Calix, Inc........................................................    20,209      93,163
   *Cascade Microtech, Inc............................................    24,071     107,838
   *Checkpoint Systems, Inc...........................................    25,391     195,257
   *CIBER, Inc........................................................    81,980     307,425
    Cohu, Inc.........................................................    41,999     361,191
    Communications Systems, Inc.......................................    12,753     146,277
   #Computer Sciences Corp............................................   225,553   5,553,115
    Comtech Telecommunications Corp...................................    19,222     525,145
   *Concurrent Computer Corp..........................................    13,740      57,983
    Convergys Corp....................................................   197,364   2,909,145
  #*CoreLogic, Inc....................................................    96,545   2,220,535
    Corning, Inc...................................................... 1,298,385  14,814,573
   *Cray, Inc.........................................................     8,019      99,676
    CSP, Inc..........................................................     2,414       9,656
    CTS Corp..........................................................    33,460     297,794
   *CyberOptics Corp..................................................     9,134      75,538
   *Dataram Corp......................................................     7,544       4,675
   *Digi International, Inc...........................................    43,704     399,892
   *Diodes, Inc.......................................................     8,664     164,096
   *DSP Group, Inc....................................................    49,501     286,116
   *Dynamics Research Corp............................................    17,672     101,614
    EarthLink, Inc....................................................    86,935     595,505
   *EchoStar Corp. Class A............................................    23,551     678,269
   *Edgewater Technology, Inc.........................................    13,603      51,011
    Electro Rent Corp.................................................    42,586     713,741
    Electro Scientific Industries, Inc................................    38,559     478,517
   *Electronics for Imaging, Inc......................................    66,756     975,973
  #*EMCORE Corp.......................................................       744       3,705
   *Emulex Corp.......................................................    68,369     442,347
    EPIQ Systems, Inc.................................................    21,736     245,399

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *ePlus, Inc........................................................   8,445 $  286,961
   *Euronet Worldwide, Inc............................................  28,735    525,276
   *Exar Corp.........................................................  54,244    401,406
  #*Fairchild Semiconductor International, Inc........................ 118,008  1,635,591
   #Fidelity National Information Services, Inc....................... 150,627  4,735,713
   *FormFactor, Inc...................................................  24,919    152,504
   *Frequency Electronics, Inc........................................  16,953    151,390
   *Global Cash Access Holdings, Inc..................................  37,455    241,959
   *Globecomm Systems, Inc............................................  36,618    372,771
   *GSE Systems, Inc..................................................  17,638     41,449
   *GSI Group, Inc....................................................   1,451     14,945
   *GSI Technology, Inc...............................................   5,964     28,568
   *Hackett Group, Inc. (The).........................................  54,740    257,825
   *Harmonic, Inc.....................................................  26,825    113,738
    Hewlett-Packard Co................................................  65,635  1,197,182
   *Hutchinson Technology, Inc........................................   4,443      6,176
   *I.D. Systems, Inc.................................................  17,291     74,351
    IAC/InterActiveCorp............................................... 138,331  7,277,594
   *Identive Group, Inc...............................................  19,075     17,072
   *Imation Corp......................................................  34,398    191,597
   *Ingram Micro, Inc. Class A........................................ 277,679  4,162,408
   *Insight Enterprises, Inc..........................................  42,100    705,596
   *Integrated Device Technology, Inc.................................  78,704    396,668
   *Integrated Silicon Solution, Inc..................................  51,460    500,706
   *Intermec, Inc.....................................................  17,337    104,369
   *Internap Network Services Corp....................................  35,546    228,916
  #*International Rectifier Corp......................................  80,500  1,371,720
   *Interphase Corp...................................................   3,099     10,846
    Intersil Corp. Class A............................................ 119,798  1,103,340
   *Intevac, Inc......................................................  11,354     66,648
   *IntriCon Corp.....................................................   2,835     16,698
  #*Itron, Inc........................................................  10,342    403,028
   *IXYS Corp.........................................................  11,466    115,807
   *Kemet Corp........................................................   6,536     31,569
   *Key Tronic Corp...................................................  17,923    132,989
    Keynote Systems, Inc..............................................  24,595    338,181
  #*KIT Digital, Inc..................................................  28,934     92,589
   *Kopin Corp........................................................   6,901     25,051
   *Kulicke & Soffa Industries, Inc...................................  72,688    804,656
   *KVH Industries, Inc...............................................     600      7,830
   *Lattice Semiconductor Corp........................................  36,888    136,854
   *LGL Group, Inc. (The).............................................     269      1,531
   *Limelight Networks, Inc...........................................  35,344     98,256
   *LookSmart, Ltd....................................................  25,479     22,931
    Loral Space & Communications, Inc.................................  26,050  1,874,298
   *LTX-Credence Corp.................................................  14,158     82,966
    ManTech International Corp. Class A...............................  22,379    490,771
    Marchex, Inc. Class B.............................................  32,883    114,104
   *Measurement Specialties, Inc......................................   5,558    165,517
   *MEMC Electronic Materials, Inc....................................  76,611    147,093
   *MEMSIC, Inc.......................................................   1,150      2,415
  #*Mentor Graphics Corp..............................................  35,620    544,274
   *Mercury Computer Systems, Inc.....................................   8,133     94,912
    Methode Electronics, Inc..........................................  37,682    331,602
  #*Micron Technology, Inc............................................ 758,908  4,712,819
    MKS Instruments, Inc..............................................  61,200  1,615,680
   *ModusLink Global Solutions, Inc...................................  68,955    235,826
    Motorola Solutions, Inc...........................................   8,584    414,951
   *Multi-Fineline Electronix, Inc....................................   1,598     41,820
   *NCI, Inc. Class A.................................................   4,213     24,983
   *Newport Corp......................................................  74,110    833,738

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CONTINUED

                                                                        SHARES     VALUE+
                                                                        ------     ------
Information Technology -- (Continued)
   *Novatel Wireless, Inc.............................................  26,032 $   61,436
   *Oclaro, Inc.......................................................   6,419     17,973
   *Official Payments Holdings, Inc...................................   3,839     15,241
  #*OmniVision Technologies, Inc......................................   6,780     95,056
   *Online Resources Corp.............................................  18,720     44,366
   *Oplink Communications, Inc........................................  35,876    475,716
    Optical Cable Corp................................................  10,793     39,502
   *PAR Technology Corp...............................................  22,705    116,477
    PC Connection, Inc................................................  41,300    491,057
   *PC Mall, Inc......................................................  11,672     66,764
    PC-Tel, Inc.......................................................  36,606    225,493
   *Perceptron, Inc...................................................   8,065     43,228
   *Performance Technologies, Inc.....................................  24,790     47,597
   *Pericom Semiconductor Corp........................................  41,261    331,738
   *Pervasive Software, Inc...........................................  35,664    241,089
   *Photronics, Inc...................................................  69,687    407,669
   *Planar Systems, Inc...............................................  11,933     16,826
   *PMC-Sierra, Inc................................................... 146,588    779,848
   *Presstek, Inc.....................................................   7,000      2,632
   *Qualstar Corp.....................................................  12,400     23,188
   *Radisys Corp......................................................  18,198     62,055
    RealNetworks, Inc.................................................  35,381    274,557
   *Reis, Inc.........................................................  13,511    140,514
    RF Industries, Ltd................................................   2,823     11,574
    Richardson Electronics, Ltd.......................................  25,225    309,006
    Rimage Corp.......................................................     659      4,580
   *Rofin-Sinar Technologies, Inc.....................................     900     16,317
  #*Rosetta Stone, Inc................................................   2,276     29,656
   *Rudolph Technologies, Inc.........................................  25,697    256,970
  #*Sandisk Corp......................................................  13,097    538,680
   *Sanmina-SCI Corp..................................................  18,136    154,881
   *SeaChange International, Inc......................................  31,620    239,363
   *Sigma Designs, Inc................................................  23,129    157,277
   *Smith Micro Software, Inc.........................................   3,626      6,273
   *SMTC Corp.........................................................   1,300      4,017
   *Spansion, Inc. Class A............................................  11,661    119,525
   *SS&C Technologies Holdings, Inc...................................  26,378    640,985
   *Standard Microsystems Corp........................................  30,384  1,121,473
   *StarTek, Inc......................................................  27,060     81,451
  #*SunPower Corp.....................................................  16,987     66,589
   *Supertex, Inc.....................................................  11,602    197,118
   *Support.com, Inc..................................................  53,260    151,791
   *Sycamore Networks, Inc............................................  47,495    676,804
   *Symmetricom, Inc..................................................  89,726    537,459
   *SYNNEX Corp.......................................................  60,100  2,033,183
   *Tech Data Corp....................................................  85,452  4,281,145
   *TechTarget, Inc...................................................  24,206     99,487
   *TeleCommunication Systems, Inc. Class A...........................  47,682     63,417
    Tellabs, Inc...................................................... 241,591    794,834
    Telular Corp......................................................  24,938    235,165
    Tessco Technologies, Inc..........................................  11,228    210,525
    Tessera Technologies, Inc.........................................  48,635    702,776
    TheStreet, Inc....................................................  37,257     54,023
   *TriQuint Semiconductor, Inc.......................................  18,500    104,340
   *TSR, Inc..........................................................     650      2,522
   *TTM Technologies, Inc.............................................  62,635    685,227
   *Ultra Clean Holdings..............................................   4,755     28,720
    United Online, Inc................................................ 121,790    516,390
   *UTStarcom Holdings Corp...........................................   4,970      5,318
   *Vicon Industries, Inc.............................................   5,787     17,940
   *Video Display Corp................................................     600      2,370

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Information Technology -- (Continued)
   *Virtusa Corp......................................................    32,496 $    492,314
  #*Vishay Intertechnology, Inc.......................................   236,119    2,330,495
   *Vishay Precision Group, Inc.......................................     9,781      133,022
   *Web.com Group, Inc................................................    22,102      342,581
   *Westell Technologies, Inc. Class A................................    41,073       89,950
  #*Western Digital Corp..............................................   212,781    8,462,300
   *WPCS International, Inc...........................................     8,861        6,646
    Xerox Corp........................................................ 1,791,473   12,414,908
   *XO Group, Inc.....................................................    11,964      103,010
    Xyratex, Ltd......................................................    28,253      334,233
   *Yahoo!, Inc....................................................... 1,048,770   16,612,517
   *Zygo Corp.........................................................    18,340      327,919
                                                                                 ------------
Total Information Technology..........................................            174,466,954
                                                                                 ------------
Materials -- (3.0%)
    A. Schulman, Inc..................................................    33,740      737,556
  #*A.M. Castle & Co..................................................    38,646      281,729
   #Alcoa, Inc........................................................ 1,145,369    9,701,275
   *American Pacific Corp.............................................     7,647       77,694
    Ashland, Inc......................................................   112,560    7,923,098
   #Bemis Co., Inc....................................................    10,392      319,554
    Boise, Inc........................................................    68,104      503,970
    Buckeye Technologies, Inc.........................................    37,822    1,139,199
    Cabot Corp........................................................    46,280    1,804,920
   *Century Aluminum Co...............................................    32,155      196,467
   *Chemtura Corp.....................................................    54,541      737,394
   *Clearwater Paper Corp.............................................     7,599      267,789
  #*Coeur d'Alene Mines Corp..........................................   133,765    2,181,707
   #Commercial Metals Co..............................................    85,208    1,098,331
   *Continental Materials Corp........................................       100        1,460
   *Core Molding Technologies, Inc....................................     3,088       24,843
    Cytec Industries, Inc.............................................    64,700    3,982,932
   #Domtar Corp.......................................................    30,917    2,283,530
    Dow Chemical Co. (The)............................................    14,000      402,920
    Friedman Industries, Inc..........................................    16,710      152,395
    Georgia Gulf Corp.................................................    26,423      866,146
  #*Golden Minerals Co................................................     9,136       38,554
   *Graphic Packaging Holding Co......................................   126,400      707,840
    H.B. Fuller Co....................................................    20,707      605,059
    Haynes International, Inc.........................................     2,005       96,621
   *Headwaters, Inc...................................................    23,663      147,894
   *Horsehead Holding Corp............................................    49,171      444,014
    Huntsman Corp.....................................................    44,942      568,516
   *Innospec, Inc.....................................................     1,550       48,236
    International Paper Co............................................   493,615   16,195,508
    Kaiser Aluminum Corp..............................................    27,181    1,482,452
   *KapStone Paper & Packaging Corp...................................    41,092      690,757
   *Kraton Performance Polymers, Inc..................................     1,727       40,446
   *Landec Corp.......................................................    37,056      296,077
  #*Louisiana-Pacific Corp............................................   173,457    1,790,076
    LyondellBasell Industries NV Class A..............................   121,873    5,427,005
    Materion Corp.....................................................    17,890      351,181
    MeadWestvaco Corp.................................................   188,451    5,352,008
  #*Mercer International, Inc.........................................    19,608      102,746
   *Metals USA Holdings Corp..........................................     1,296       21,086
    Minerals Technologies, Inc........................................    17,140    1,095,932
   *Mod-Pac Corp......................................................     1,501        6,604
    Myers Industries, Inc.............................................    65,520    1,077,149
    Neenah Paper, Inc.................................................    14,705      394,976
    Noranda Aluminum Holding Corp.....................................     2,907       18,111
   *Northern Technologies International Corp..........................     3,035       30,517

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CONTINUED

                                                                          SHARES       VALUE+
                                                                          ------       ------
Materials -- (Continued)
   #Nucor Corp........................................................    89,274 $  3,499,541
    Olin Corp.........................................................    45,661      924,179
    Olympic Steel, Inc................................................    10,414      162,979
   *OM Group, Inc.....................................................    42,299      664,094
    P.H. Glatfelter Co................................................    54,200      862,322
   *Penford Corp......................................................    26,922      212,415
    Reliance Steel & Aluminum Co......................................    94,901    4,885,503
    Rock-Tenn Co. Class A.............................................    26,305    1,531,477
   *RTI International Metals, Inc.....................................    50,032    1,123,218
    Schnitzer Steel Industries, Inc. Class A..........................    21,397      614,308
    Sealed Air Corp...................................................    45,299      733,844
   *Spartech Corp.....................................................    30,589      155,698
    Steel Dynamics, Inc...............................................    94,919    1,223,506
   *Stillwater Mining Co..............................................    49,952      443,574
  #*SunCoke Energy, Inc...............................................    62,210      995,360
    Synalloy Corp.....................................................     5,144       64,351
   #Texas Industries, Inc.............................................    33,762    1,410,239
    Tredegar Corp.....................................................    40,177      595,021
   *Universal Stainless & Alloy Products, Inc.........................     9,714      331,442
    Vulcan Materials Co...............................................    58,246    2,256,450
    Wausau Paper Corp.................................................    21,308      180,905
   #Westlake Chemical Corp............................................    84,076    4,990,751
    Worthington Industries, Inc.......................................    47,320    1,026,844
  #*Zoltek Cos., Inc..................................................    48,771      406,750
                                                                                 ------------
Total Materials.......................................................            101,009,045
                                                                                 ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.............................    47,409           --
  o*MAIR Holdings, Inc. Escrow Shares.................................     1,415           --
  o*Petrocorp, Inc. Escrow Shares.....................................       900           54
  o*Price Communications Liquidation Trust............................    47,738           --
                                                                                 ------------
Total Other...........................................................                     54
                                                                                 ------------
Telecommunication Services -- (6.9%)
    AT&T, Inc......................................................... 4,065,906  154,179,156
    Atlantic Tele-Network, Inc........................................        84        2,937
   *Cbeyond, Inc......................................................     9,743       69,468
   #CenturyLink, Inc..................................................   536,163   22,272,211
    Consolidated Communications Holdings, Inc.........................     6,778      107,498
   #Frontier Communications Corp......................................   696,949    2,732,040
   *General Communications, Inc. Class A..............................    44,167      416,936
  #*Iridium Communications, Inc.......................................    24,506      222,024
  #*Leap Wireless International, Inc..................................     8,393       47,672
   *MetroPCS Communications, Inc......................................   227,572    1,993,531
   *Neutral Tandem, Inc...............................................     6,833       93,339
   *ORBCOMM, Inc......................................................    44,067      137,048
   *Premiere Global Services, Inc.....................................     2,788       25,538
    Primus Telecommunications Group, Inc..............................       246        3,894
    Shenandoah Telecommunications Co..................................     2,126       33,484
   *Sprint Nextel Corp................................................ 3,629,981   15,826,717
    Telephone & Data Systems, Inc.....................................   154,629    3,746,661
   *United States Cellular Corp.......................................    33,568    1,380,316
    USA Mobility, Inc.................................................    30,823      343,368
    Verizon Communications, Inc.......................................   623,041   28,124,071
                                                                                 ------------
Total Telecommunication Services......................................            231,757,909
                                                                                 ------------
Utilities -- (0.3%)
   *AES Corp. (The)...................................................    19,576      236,087
   *Calpine Corp......................................................   214,576    3,667,104
    Consolidated Water Co., Ltd.......................................     6,347       52,045

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                  SHARES         VALUE+
                                                                                  ------         ------
Utilities -- (Continued)
   *Dynegy, Inc..........................................................         37,747 $       15,627
    Genie Energy, Ltd. Class B...........................................          5,687         40,150
   *GenOn Energy, Inc....................................................        540,175      1,285,616
   *NRG Energy, Inc......................................................        220,130      4,362,977
   #Ormat Technologies, Inc..............................................         20,134        362,412
    SJW Corp.............................................................          6,569        153,255
   *Synthesis Energy Systems, Inc........................................          1,418          1,560
                                                                                         --------------
Total Utilities..........................................................                    10,176,833
                                                                                         --------------
TOTAL COMMON STOCKS......................................................                 3,108,781,293
                                                                                         --------------
PREFERRED STOCKS -- (0.0%)...............................................
Energy -- (0.0%).........................................................
   oDHT Holdings, Inc....................................................            107         11,788
                                                                                         --------------
RIGHTS/WARRANTS -- (0.0%)................................................
  o*CVR Energy, Inc. Contingent Value Rights.............................         44,674             --
                                                                                         --------------

TEMPORARY CASH INVESTMENTS -- (0.3%).....................................
    BlackRock Liquidity Funds TempCash Portfolio -- Institutional Shares.     11,329,454     11,329,454
                                                                                         --------------

                                                                                 SHARES/
                                                                                  FACE
                                                                                 AMOUNT
                                                                                  (000)
                                                                                --------
SECURITIES LENDING COLLATERAL -- (7.1%)
(S)@DFA Short Term Investment Fund.......................................    236,827,069    236,827,069
   @Repurchase Agreement, JPMorgan Securities LLC 0.19%, 08/01/12
     (Collateralized by $593,836 FNMA, rates ranging from 3.000% to
     7.500%, maturities ranging from 10/01/14 to 01/03/50, valued at
     $595,619) to be repurchased at $576,539.............................           $577        576,536
                                                                                         --------------
TOTAL SECURITIES LENDING COLLATERAL......................................                   237,403,605
                                                                                         --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,836,260,483)^^................................................                $3,357,526,140
                                                                                         ==============

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

Summary of the Series' investments as of July 31, 2012, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........ $  589,913,448           --   --    $  589,913,448
  Consumer Staples..............    250,065,094           --   --       250,065,094
  Energy........................    506,855,655           --   --       506,855,655
  Financials....................    479,305,974           --   --       479,305,974
  Health Care...................    290,914,284           --   --       290,914,284
  Industrials...................    474,301,892 $     14,151   --       474,316,043
  Information Technology........    174,466,954           --   --       174,466,954
  Materials.....................    101,009,045           --   --       101,009,045
  Other.........................             --           54   --                54
  Telecommunication Services....    231,757,909           --   --       231,757,909
  Utilities.....................     10,176,833           --   --        10,176,833
Preferred Stocks
  Energy........................             --       11,788   --            11,788
Rights/Warrants.................             --           --   --                --
Temporary Cash Investments......     11,329,454           --   --        11,329,454
Securities Lending Collateral...             --  237,403,605   --       237,403,605
                                 -------------- ------------   --    --------------
TOTAL........................... $3,120,096,542 $237,429,598   --    $3,357,526,140
                                 ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2012, the Trust consisted of eleven operational portfolios, of which four (the "Series") are included in this document.

SECURITY VALUATION

   The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   .   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   .   Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series and The Emerging Markets Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have be included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 for the period ended July 31, 2012.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 31, 2012.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2012, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2012, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................. $8,437,552,771
The DFA International Value Series..............................  7,530,816,028
The Emerging Markets Series.....................................  2,039,361,432
The Tax-Managed U.S. Marketwide Value Series....................  2,837,025,082

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010, a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what their size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from their net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.    CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

    (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.


By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Director, President and
     Co-Chief Executive Officer

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Investment Group Inc.

Date: September 25, 2012


By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Investment Group Inc.

Date: September 25, 2012